SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.4%
Australia — 3.0%
Accent Group Ltd	28,205	$32
Adbri Ltd	36,642	58
ANZ Group Holdings Ltd	236,130	3,735
APA Group	193,879	1,253
Aristocrat Leisure Ltd	107,918	2,790
Base Resources Ltd	271,387	31
Bellevue Gold *	646,979	553
BlueScope Steel Ltd	884,842	12,169
Brambles Ltd	675,046	6,486
Cochlear Ltd	36,022	5,515
CSR Ltd	669,497	2,320
Goodman Group ‡	108,669	1,460
Helia Group Ltd	156,150	360
Iluka Resources Ltd	605,747	4,507
Insurance Australia Group Ltd	310,959	1,182
Lottery Corp Ltd/The	964,147	3,303
Nanosonics *	8,530	27
National Storage REIT ‡	544,500	854
Neuren Pharmaceuticals *	74,700	610
nib holdings	156,607	882
Nufarm Ltd	30,265	103
Orica Ltd	130,606	1,293
Orora Ltd	1,427,318	3,133
Perseus Mining Ltd	665,360	739
Pro Medicus Ltd	35,250	1,550
Qantas Airways Ltd *	2,534,336	10,495
Rio Tinto PLC	223,215	14,148
Rio Tinto PLC ADR	142,814	9,117
Seven Group Holdings Ltd	71,191	1,173
Sonic Healthcare Ltd	24,455	581
South32 Ltd	3,837,667	9,654
Super Cheap Auto Group	92,810	710
Technology One Ltd	101,336	1,062
Telix Pharmaceuticals *	70,150	528
Transurban Group	86,988	828
Ventia Services Group Pty	281,628	570
Viva Energy Group	435,113	874
Washington H Soul Pattinson	96,585	2,049
Whitehaven Coal Ltd	1,588,977	7,118
WiseTech Global Ltd	70,033	3,754
Woolworths Group Ltd	124,649	3,300
		120,906

Austria — 0.3%
ANDRITZ AG	93,102	5,185
OMV AG	166,029	7,036
Raiffeisen Bank International AG	39,393	624
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,435	194
Wienerberger AG	8,833	270
		13,309

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Belgium — 0.2%
Anheuser-Busch InBev SA/NV	177,245	$10,022
Van de Velde	240	9
		10,031

Bermuda — 0.0%
Conduit Holdings Ltd	958	6

Brazil — 1.2%
Ambev SA *	11,226,600	35,886
Banco Bradesco SA ADR *	1,300,308	4,499
Banco do Brasil SA	948,200	9,730
Gerdau SA ADR	79,791	416
		50,531

Canada — 1.4%
AGF Management, Cl B	20,400	121
Alimentation Couche-Tard Inc	245,458	12,601
Black Diamond Group Ltd	4,100	19
Canadian National Railway Co	81,705	9,905
Canfor Corp *	110,362	1,983
Cascades Inc	4,484	40
Celestica Inc *	144,684	2,103
Coveo Solutions Inc *	4,242	27
Dexterra Group Inc	104	–
Enghouse Systems Ltd	15,138	368
Ensign Energy Services Inc *	37,800	54
Exco Technologies Ltd	9,200	56
iA Financial Corp Inc	76,797	5,238
Kinaxis Inc *	3,100	444
Leon's Furniture Ltd	3,400	56
Magna International Inc, Cl A	166,407	9,401
Martinrea International Inc	88,935	891
MEG Energy Corp *	104,300	1,655
Mullen Group Ltd (A)	53,775	617
Pason Systems Inc	17,325	150
Russel Metals Inc	14,384	399
Shawcor Ltd *	21,420	310
Stelco Holdings Inc	4,200	137
Stella-Jones Inc	860	44
Supremex Inc	46	–
TFI International Inc	10,900	1,243
Thomson Reuters	35,406	4,786
TMX Group Ltd	5,100	115
Torex Gold Resources Inc *	7,008	100
Uni-Select Inc *	60,106	2,137
		55,000

China — 1.7%
Alibaba Group Holding Ltd *	2,199,500	22,895
Autohome Inc ADR	1,788	52
Beijing Capital International Airport Co Ltd, Cl H *	5,544,000	3,598
China CITIC Bank Corp Ltd, Cl H	1,518,126	714
China Construction Bank Corp, Cl H	18,086,000	11,708

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Pacific Insurance Group Co Ltd, Cl H	660,000	$1,713
IGG Inc *	460,000	228
New China Life Insurance Co Ltd, Cl H	260,300	688
PetroChina Co Ltd, Cl H	2,542,000	1,765
Prosus NV	28,453	2,083
SITC International Holdings Co Ltd	1,831,000	3,353
Tencent Holdings Ltd	131,600	5,580
Trip.com Group Ltd ADR *	406,549	14,229
Vipshop Holdings Ltd ADR *	80,091	1,321
		69,927

Denmark — 2.9%
ALK-Abello A/S *	68,954	752
AP Moller - Maersk A/S, Cl B	4,781	8,389
D/S Norden	19,675	981
Danske Bank A/S *	599,587	14,584
DSV A/S	53,794	11,295
Genmab A/S *	29,319	11,083
ISS A/S	51,351	1,085
Novo Nordisk A/S, Cl B	383,893	61,841
Novozymes A/S, Cl B	23,608	1,100
Pandora A/S	50,263	4,487
TORM PLC, Cl A	16,930	407
		116,004

Finland — 1.0%
Kemira Oyj	1,058	17
Kone Oyj, Cl B	70,966	3,703
Konecranes	31,340	1,260
Metso Outotec Oyj	56,496	681
Nokia Oyj	6,761,254	28,293
Nordea Bank Abp	210,368	2,286
Orion Oyj, Cl B	52,488	2,177
Puuilo	4,370	35
Vaisala Oyj, Cl A	564	26
		38,478

France — 10.0%
Accor SA	654,436	24,290
Air Liquide SA	158,269	28,353
Alstom SA (A)	670,617	19,988
Alten SA	6,608	1,040
Amundi SA	453,454	26,740
AXA SA	532,102	15,689
Beneteau SA	30,414	514
BNP Paribas SA	85,845	5,406
Bouygues SA	313,483	10,520
Carrefour SA	464,823	8,801
Christian Dior SE	1,160	1,029
Cie de Saint-Gobain	85,387	5,192
Cie Generale des Etablissements Michelin SCA	994,527	29,361
Danone SA	704,937	43,177
Dassault Aviation SA	39,312	7,866

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hermes International	12,610	$27,377
Ipsen SA	62,682	7,536
IPSOS	11,402	634
Jacquet Metals SACA	5,998	124
Kering SA	25,055	13,821
La Francaise des Jeux SAEM	24,853	977
LVMH Moet Hennessy Louis Vuitton SE	7,745	7,292
Orange SA	884,670	10,329
Pernod Ricard SA	22,792	5,033
Publicis Groupe SA	293,593	23,543
Rexel SA	1,652,809	40,771
Savencia SA	510	32
Sodexo SA	152,841	16,817
Sopra Steria Group SACA	537	107
Stef SA	602	71
Technip Energies NV	58,227	1,341
Thales SA	22,851	3,420
Valeo	282,948	6,060
Vinci SA	102,974	11,951
Wendel SE	11,324	1,161
		406,363

Germany — 9.5%
adidas AG	95,290	18,482
Allianz SE	60,584	14,092
BASF SE	489,610	23,754
Bayer AG	375,449	20,755
Bayerische Motoren Werke AG	56,033	6,879
Beiersdorf AG	10,382	1,373
Carl Zeiss Meditec AG	32,831	3,548
Cewe Stiftung & Co KGAA	1,443	144
Commerzbank AG	61,128	677
Covestro AG *(A)	731,752	37,985
CTS Eventim AG & Co KGaA	20,863	1,317
Daimler Truck Holding AG	997,816	35,924
Deutsche Bank AG	99,249	1,041
Deutsche Lufthansa AG *	1,037,715	10,618
Deutsche Telekom AG	816,301	17,790
Deutz AG	21,725	128
Duerr AG	24,234	784
E.ON SE	558,217	7,113
Elmos Semiconductor SE	636	52
Fresenius Medical Care AG & Co KGaA	537,609	25,673
GEA Group AG	79,984	3,343
HeidelbergCement AG	115,184	9,450
HOCHTIEF AG	28,929	2,500
HUGO BOSS AG	41,324	3,225
Infineon Technologies AG	135,899	5,602
Kloeckner & Co SE	15,118	147
Knorr-Bremse AG	149,819	11,438
Krones AG	5,055	613
LANXESS AG	94,075	2,833
Mercedes-Benz Group AG	16,304	1,310

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,218	$6,455
PSI Software AG	31	1
Rational AG	945	684
Rheinmetall AG	11,184	3,060
RWE AG	316,373	13,762
SAP SE	450,143	61,457
Siemens AG	158,357	26,354
SMA Solar Technology AG *	12,368	1,510
Stabilus SE	4,070	244
Talanx AG	31,675	1,816
Telefonica Deutschland Holding AG	407,825	1,147
thyssenkrupp AG	33,084	259
Traton	32,379	692
Vitesco Technologies Group AG *	5,387	443
		386,474

Greece — 0.0%
Piraeus Financial Holdings *	101,276	332

Hong Kong — 1.3%
AIA Group Ltd	441,600	4,485
Cafe de Coral Holdings Ltd	1,364	2
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	8
China Minsheng Banking, Cl H	207,000	77
Galaxy Entertainment Group Ltd *	3,080,000	19,620
Johnson Electric Holdings Ltd	68,837	88
Melco Resorts & Entertainment Ltd ADR *	44,046	538
MGM China Holdings Ltd *	804,400	941
People's Insurance Co Group of China Ltd/The, Cl H	2,665,000	968
Prudential PLC	1,460,383	20,581
Sands China Ltd *	781,600	2,677
Sun Hung Kai Properties Ltd	57,500	726
Swire Pacific Ltd, Cl A	130,500	1,002
Wynn Macau Ltd *	673,600	615
		52,328

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	49,088	429
OTP Bank Nyrt	87,919	3,119
		3,548

India — 0.1%
Great Eastern Shipping Co Ltd/The	18,529	168
ICICI Bank Ltd ADR	253,218	5,844
		6,012

Indonesia — 0.0%
Adaro Energy Indonesia Tbk PT	1,080,400	161
Delta Dunia Makmur Tbk PT	6,958,800	169
Gudang Garam Tbk PT	112,200	207
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,472,440	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Triputra Agro Persada PT	677,010	$25
		660

Iraq — 0.0%
Gulf Keystone Petroleum Ltd	18,572	28

Ireland — 0.8%
Bank of Ireland Group PLC	1,267,412	12,082
Cairn Homes PLC	25,663	33
Ryanair Holdings PLC ADR *	184,669	20,424
		32,539

Israel — 0.6%
Check Point Software Technologies Ltd *	91,497	11,494
Melisron	7,930	513
Nice Ltd ADR *	22,317	4,608
Perion Network Ltd *	37,614	1,154
Plus500 Ltd	73,919	1,377
Wix.com Ltd *	46,192	3,614
		22,760

Italy — 3.0%
A2A SpA	294,913	538
Azimut Holding SpA	7,259	156
Banca Mediolanum SpA	134,052	1,211
BPER Banca	178,513	542
Brunello Cucinelli SpA	10,630	935
Buzzi Unicem SpA	41,827	1,047
Coca-Cola HBC AG	123,159	3,672
Danieli & C Officine Meccaniche SpA	3,674	67
Davide Campari-Milano NV	49,159	681
Enel SpA	7,879,751	53,025
Ferrari NV	38,576	12,605
Infrastrutture Wireless Italiane SpA	87,031	1,147
Intesa Sanpaolo SpA	1,936,833	5,071
Iveco Group NV *	36,933	333
Leonardo SpA	272,152	3,087
Moncler SpA	7,566	523
Piaggio & C SpA	50,833	211
PRADA SpA	131,600	885
Recordati Industria Chimica e Farmaceutica SpA	18,849	900
Saras SpA (A)	435,860	540
Stellantis NV	59,615	1,047
Stevanato Group SpA	5,910	191
Terna - Rete Elettrica Nazionale	173,127	1,474
UniCredit SpA	1,300,566	30,173
		120,061

Japan — 14.7%
77 Bank Ltd/The	98,164	1,745
A&D HOLON Holdings Co Ltd	18,000	224
ABC-Mart Inc	30,000	1,628
Advantest Corp	10,800	1,452
AEON Financial Service Co Ltd	205,700	1,834

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aeon Mall Co Ltd	81,200	$1,049
Aisan Industry Co Ltd	29,600	241
Alps Alpine Co Ltd	17,700	155
ANA Holdings Inc *	372,900	8,868
Anest Iwata Corp	4,800	39
Anritsu Corp	85,000	725
AOKI Holdings Inc	5,200	32
Arcs Co Ltd	22,300	381
Asahi Group Holdings Ltd (A)	106,200	4,114
Asia Pile Holdings Corp	6,900	29
Astellas Pharma Inc	53,400	794
Ateam Inc	5,700	27
Avant Group Corp	2,800	27
Axial Retailing Inc	4,900	123
Bank of Iwate Ltd/The	7,300	104
Bank of Kyoto Ltd/The	30,200	1,509
Bank of Saga Ltd/The	2,900	33
baudroie inc *	1,200	55
BayCurrent Consulting Inc	29,900	1,122
BIPROGY Inc	194,700	4,782
Bridgestone Corp (A)	137,600	5,643
Brother Industries Ltd	63,500	928
Business Brain Showa-Ota Inc	2,600	42
Business Engineering Corp	1,200	28
Canon Marketing Japan Inc (A)	90,900	2,260
Capcom Co Ltd	153,400	6,071
Carlit Holdings Co Ltd	5,800	33
Central Security Patrols	1,500	29
Chiba Bank Ltd/The	292,600	1,771
Chiba Kogyo Bank Ltd/The	6,100	26
Chino Corp	2,700	46
Chori Co Ltd	3,000	62
CKD Corp	5,100	84
COLOPL Inc *	9,800	44
Cosel Co Ltd	2,600	23
Cota Co Ltd	5,290	60
Cybernet Systems	3,800	22
Dai-Ichi Cutter Kogyo	3,200	32
Dai-ichi Life Holdings Inc	271,800	5,161
Dainichiseika Color & Chemicals Manufacturing Co Ltd	3,200	47
Daitron Co Ltd	1,400	30
Densan System Holdings	1,500	34
Digital Arts Inc	4,800	196
Disco Corp	15,000	2,374
Eiken Chemical Co Ltd	12,500	134
Elecom Co Ltd	5,800	59
en Japan Inc	77,800	1,343
Enigmo Inc *	6,600	18
Entrust	5,500	36
eSOL	1,900	12
ESPEC Corp	4,900	78

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exedy Corp	7,600	$128
Ezaki Glico	32,900	859
Fabrica Communications Co Ltd	1,300	26
FANUC Corp *	541,400	18,975
Fast Fitness Japan	2,800	25
Fast Retailing Co Ltd	5,900	1,511
FINDEX Inc	16,000	72
FJ Next Holdings Co Ltd	5,100	36
Forum Engineering Inc	4,300	37
FP Partner	1,200	37
Fuji Corp/Aichi	24,400	432
Fuji Kyuko	14,200	545
FUJIFILM Holdings Corp	85,100	5,062
Fujitsu Ltd	58,000	7,498
Fukuoka Financial Group Inc	345,300	7,125
Furyu Corp	21,300	195
Futaba Industrial Co Ltd	21,600	79
Gakken Holdings Co Ltd	6,700	40
Gakujo Co Ltd	2,200	29
Gecoss	4,100	25
GungHo Online Entertainment Inc *	45,900	902
Gunma Bank	199,800	732
Gunze Ltd	1,900	59
Heiwa Corp	46,100	800
Hino Motors Ltd *	43,400	184
Hisamitsu Pharmaceutical Co Inc	19,000	498
Hitachi Construction Machinery Co Ltd	18,400	516
Hito Communications Holdings Inc	5,800	63
Hodogaya Chemical Co Ltd	700	17
Hogy Medical	1,700	37
Hokuriku Electric Power *	122,100	657
Horiba Ltd	20,500	1,177
Hoya Corp	26,200	3,130
Ichikoh Industries Ltd	7,800	30
Iida Group Holdings Co Ltd	240,900	4,064
I'll	2,400	50
I-NE Co Ltd *	5,700	109
Infocom Corp	100	2
Inpex Corp	249,300	2,734
Intelligent Wave Inc	7,400	39
Invincible Investment Corp ‡	2,815	1,117
I-PEX Inc	19,400	181
IR Japan Holdings Ltd *	16,000	182
Iriso Electronics Co Ltd	3,200	93
Isetan Mitsukoshi Holdings	47,800	485
Ishihara Sangyo Kaisha Ltd	5,200	47
Isuzu Motors Ltd	1,201,000	14,545
ITmedia	4,900	45
Ito En	6,200	171
ITOCHU Corp	169,900	6,737
Iwaki Co Ltd	3,800	37
Iwatani	27,900	1,475

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JAC Recruitment Co Ltd	8,800	$159
Japan Best Rescue System	5,600	27
Japan Electronic Materials Corp	12,400	145
Japan Exchange Group Inc	72,900	1,274
Japan Lifeline Co Ltd	19,200	138
Japan Post Insurance Co Ltd	352,500	5,289
JCU Corp	3,900	93
Jeol Ltd	96,900	3,453
JK Holdings	3,700	25
J-Stream Inc	2,900	12
JTEKT Corp	13,500	123
Justsystems Corp	10,000	280
JVCKenwood Corp	26,100	90
Kakaku.com Inc	33,100	476
Kamigumi Co Ltd	48,000	1,087
Kao Corp (A)	314,500	11,394
KAWADA TECHNOLOGIES Inc	1,000	40
KDDI Corp	213,200	6,573
Kenko Mayonnaise Co Ltd	12,200	112
Keyence Corp	25,800	12,239
Kimura Unity Co Ltd	6,200	55
Kirin Holdings Co Ltd	84,100	1,226
Kobayashi Pharmaceutical Co Ltd	14,500	787
Kobe Steel Ltd	154,300	1,419
Kokuyo Co Ltd	147,100	2,018
Komatsu Ltd	1,126,000	30,405
Komori Corp	12,000	78
Konica Minolta Inc	575,000	1,993
Konoike Transport Co Ltd	2,500	29
Kose Corp	2,800	269
Kotobuki Spirits Co Ltd	21,400	1,566
Kuraray Co Ltd	60,200	585
LaKeel *	1,500	25
Lasertec Corp	3,700	558
Lawson Inc	76,300	3,377
Life Corp	2,000	42
M&A Capital Partners *	4,000	93
Macnica Holdings Inc	39,100	1,622
Makita Corp	446,700	12,606
Mandom Corp	10,800	109
Mani Inc	15,300	181
Marui Group Co Ltd	29,500	515
Maruzen Showa Unyu Co Ltd	3,400	93
Matching Service Japan	7,000	55
Mazda Motor Corp	710,100	6,851
MCJ Co Ltd	4,200	29
Media Do Co Ltd	3,000	30
Medical System Network Co Ltd, Cl A	12,800	34
Medipal Holdings Corp	83,900	1,370
Megachips Corp *	7,800	203
Megmilk Snow Brand Co Ltd	25,400	344
Meidensha Corp	13,300	185

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Micronics Japan Co Ltd *	21,100	$295
Mimasu Semiconductor Industry Co Ltd	17,000	369
MINEBEA MITSUMI Inc	885,700	16,771
Mitsubishi Electric Corp	1,268,900	17,908
Mitsubishi Heavy Industries Ltd	33,900	1,581
Mitsubishi Materials Corp	82,100	1,476
Mitsubishi Shokuhin Co Ltd	15,200	391
Mitsubishi UFJ Financial Group Inc	325,900	2,398
Mitsubishi UFJ Lease & Finance Co Ltd	133,400	791
Mitsui & Co Ltd	52,600	1,987
MIXI Inc	70,200	1,305
Mizuho Financial Group Inc	305,300	4,659
Mizuho Leasing	18,800	613
Mizuno Corp	48,400	1,250
Morito Co Ltd	4,300	32
MS&AD Insurance Group Holdings Inc	277,200	9,800
Murata Manufacturing Co Ltd	364,500	20,902
Nagaileben Co Ltd	2,000	30
Nagano Keiki Co Ltd	6,100	100
Naigai Trans Line Ltd	5,300	93
NEC Corp	130,600	6,325
NEOJAPAN Inc	5,700	43
NET One Systems Co Ltd	22,100	485
Nexon Co Ltd	38,600	739
Nichirei Corp	62,500	1,334
Nihon Chouzai Co Ltd	16,300	133
Nihon Denkei Co Ltd	4,400	60
Nihon Parkerizing Co Ltd	3,600	27
Nihon Trim Co Ltd	5,200	125
Nikon Corp	74,500	966
Nintendo Co Ltd	50,000	2,276
Nippon Concept Corp	4,100	50
Nippon Seisen Co Ltd	1,400	48
Nippon Shinyaku Co Ltd	21,900	895
Nippon Shokubai Co Ltd	2,500	93
Nippon Steel Corp	50,500	1,055
Nippon Suisan Kaisha Ltd	251,200	1,126
Nippon Thompson Co Ltd	13,600	56
Nippon Yusen KK	110,600	2,452
Nissan Motor Co Ltd *	204,600	838
Nisshinbo Holdings Inc (A)	88,600	734
Nissin Corp	2,200	38
Nissin Foods Holdings Co Ltd	39,400	3,252
Nisso Corp	3,900	25
Nitto Kohki Co Ltd	2,200	30
Nittoc Construction Co Ltd	10,000	71
Noda Corp	2,900	25
North Pacific Bank Ltd	97,500	192
Obara Group Inc	5,000	145
OBIC Business Consultants Co Ltd	7,700	282
Obic Co Ltd	19,300	3,093
Okabe Co Ltd	8,200	42

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OKUMA Corp	1,800	$96
Okuwa Co Ltd	81,900	475
One Career Inc *	1,300	36
Ono Pharmaceutical Co Ltd	78,400	1,412
Onward Holdings Co Ltd	83,900	233
Open House Group Co Ltd	41,100	1,481
Optim Corp *	7,100	50
Optorun Co Ltd	31,300	529
Oracle Corp Japan	27,300	2,027
Oriental Land Co Ltd/Japan	163,600	6,368
ORIX Corp	45,200	823
Oro Co Ltd	2,100	30
Otsuka Corp	128,100	4,981
Otsuka Holdings Co Ltd (A)	64,300	2,355
Panasonic Holdings Corp	118,700	1,453
Park24 Co Ltd *	139,000	1,886
Pegasus Co Ltd	8,800	36
Persol Holdings Co Ltd	163,600	2,956
Pickles Holdings Co Ltd	6,100	53
Plus Alpha Consulting Co Ltd	1,900	44
PR Times *	6,000	60
Pronexus Inc	3,300	23
Proto Corp	4,400	35
QB Net Holdings Co Ltd	2,400	25
Qol Holdings Co Ltd	20,400	246
Relo Group Inc	55,900	762
Resona Holdings Inc	2,936,400	14,036
Ricoh Co Ltd	145,500	1,238
Ride On Express Holdings Co Ltd	6,000	44
Riken Technos Corp	7,100	32
Riken Vitamin Co Ltd	9,500	141
Riso Kagaku Corp	2,300	39
Rohm Co Ltd	1,700	161
Rohto Pharmaceutical Co Ltd	46,800	1,053
RS Technologies Co Ltd *	1,600	36
Sakai Chemical Industry Co Ltd	5,100	66
Sakai Heavy Industries Ltd	1,000	37
Sakai Moving Service Co Ltd	2,300	80
Sangetsu Corp	17,800	307
Sanken Electric Co Ltd	26,600	2,505
Sankyo Co Ltd	125,700	5,076
Santen Pharmaceutical Co Ltd	107,200	912
Sanwa Holdings Corp	198,000	2,574
Sanyo Shokai Ltd	13,700	183
Sapporo Holdings	39,000	1,003
Sato Holdings Corp	7,000	95
SB Technology	2,800	51
SCREEN Holdings Co Ltd	29,800	3,389
Seiko Epson Corp	129,800	2,023
Seino Holdings Co Ltd	9,200	131
Sekisui Kasei	8,300	25
SERAKU Co Ltd	3,000	33

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seven & i Holdings Co Ltd	112,100	$4,835
Shibaura Mechatronics Corp	4,500	700
Shibuya Corp	2,900	53
SHIFT *	8,300	1,519
Shikoku Electric Power	101,800	693
Shimamura Co Ltd	32,300	3,049
Shindengen Electric Manufacturing Co Ltd	10,600	241
Shin-Etsu Chemical Co Ltd	255,300	8,517
Shinnihon Corp	3,900	34
Shinnihonseiyaku Co Ltd	2,300	23
Shizuoka Financial Group	225,700	1,628
Shofu Inc	6,300	101
Sinfonia Technology Co Ltd	4,200	50
Sinko Industries Ltd	2,200	32
SK-Electronics	2,700	33
SKY Perfect JSAT Holdings	13,800	55
SMK Corp	1,300	22
SMS Co Ltd *	7,600	153
Socionext Inc	11,500	1,685
Sojitz Corp	66,700	1,474
Solasto	27,500	127
Soliton Systems KK	5,500	50
Sotetsu Holdings	29,500	519
Step Co Ltd	1,900	24
Strike Co Ltd	800	19
Subaru Corp	1,412,400	26,557
Sumitomo Mitsui Financial Group Inc	364,100	15,579
Sumitomo Pharma Co Ltd *	16,800	75
Sundrug Co Ltd	50,300	1,490
Suntory Beverage & Food Ltd	80,200	2,903
Sun-Wa Technos Corp	2,600	43
Suzuken Co Ltd/Aichi Japan	26,600	722
T&D Holdings Inc	386,200	5,655
Taihei Dengyo Kaisha Ltd	800	24
Takara & Co Ltd	2,600	42
Takara Holdings Inc	15,200	124
Takashimaya Co Ltd	221,800	3,095
Takeda Pharmaceutical Co Ltd	958,300	30,062
Takuma Co Ltd	4,300	44
TechMatrix Corp	12,700	164
Techno Quartz Inc	1,200	36
Temairazu Inc	6,600	184
Tera Probe Inc	2,447	65
TIS Inc	28,800	720
Tocalo Co Ltd	4,500	47
Tochigi Bank Ltd/The	12,400	22
Toho Co Ltd/Kobe	2,700	55
Tohoku Electric Power Co Inc *	349,300	2,156
Tokai Carbon	215,700	1,982
Tokio Marine Holdings Inc	271,700	6,253
Tokuyama	43,400	715
Tokyo Electron Ltd	50,400	7,247

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tokyo Seimitsu Co Ltd	65,800	$3,637
Tokyu Corp	62,000	747
Tokyu Fudosan Holdings Corp	450,300	2,577
Tomy Co Ltd	61,400	772
Tonami Holdings Co Ltd	800	26
Topcon Corp	33,200	488
Toray Industries Inc	2,740,500	15,254
Toyo Engineering Corp *	26,300	108
Transcosmos Inc *	5,100	127
Trend Micro Inc/Japan *	29,700	1,435
Trusco Nakayama Corp	5,500	87
Tsubakimoto Chain Co	8,600	219
Tsuruha Holdings Inc	14,000	1,041
TYK Corp/Tokyo	11,000	26
United Arrows Ltd	13,700	237
V Technology Co Ltd	4,600	78
Valor Holdings Co Ltd	8,900	123
ValueCommerce Co Ltd	25,300	238
VINX Corp	2,300	22
Warabeya Nichiyo Holdings Co Ltd	25,400	391
Waseda Academy Co Ltd	3,100	29
WingArc1st Inc	12,700	210
Xebio Holdings Co Ltd	7,200	54
Yamae Group Holdings Co Ltd	2,800	61
Yamaichi Electronics Co Ltd	6,300	104
Yamato Holdings Co Ltd	141,600	2,562
Yamazaki Baking Co Ltd	35,600	481
Yamazen Corp	10,200	78
Yokogawa Electric Corp	43,300	800
Yokohama Rubber Co Ltd/The	106,700	2,340
Yokowo Co Ltd	7,900	102
Yorozu Corp	5,500	36
Yossix Holdings Co Ltd	4,600	79
Zenkoku Hosho	5,100	177
ZIGExN Co Ltd	12,900	71
ZOZO Inc	21,400	443
Zuken Inc	5,000	136
		593,894

Luxembourg — 0.5%
ArcelorMittal SA	727,508	19,787

Malaysia — 0.0%
Genting Plantations Bhd	31,100	40
Power Root Bhd	61,500	27
Taliworks Corp Bhd	143,900	25
		92

Mexico — 0.0%
Grupo Herdez SAB de CV	27,929	72

Netherlands — 6.1%
ABN AMRO Bank NV	464,354	7,209
Adyen NV *	5,258	9,097
AerCap Holdings NV *	9,259	588

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Akzo Nobel NV	229,188	$18,683
ASM International NV	14,162	6,000
ASML Holding NV, Cl G	9,089	6,587
DSM-Firmenich	4,561	491
EXOR NV	30,334	2,703
Flow Traders Ltd	1,607	35
Heineken Holding NV	41,636	3,618
ING Groep NV	3,390,548	45,639
James Hardie Industries PLC *	87,281	2,327
Koninklijke Ahold Delhaize NV	760,736	25,945
Koninklijke Philips NV *	2,079,890	44,948
Koninklijke Vopak NV	32,063	1,144
Randstad NV	508,158	26,783
Shell PLC	1,080,629	32,534
TomTom NV *	8,612	67
Wolters Kluwer NV	110,023	13,960
		248,358

New Zealand — 0.0%
Auckland International Airport Ltd *	142,920	750
Spark New Zealand Ltd	291,429	910
		1,660

Norway — 0.4%
Bouvet ASA	9,949	60
DNB Bank ASA	165,627	3,103
Equinor ASA	359,311	10,467
Hoegh Autoliners ASA	15,224	87
Mowi ASA	177	3
Orkla ASA	138,281	995
Stolt-Nielsen Ltd	1,480	38
Wallenius Wilhelmsen ASA, Cl B	12,734	88
		14,841

Portugal — 0.4%
Jeronimo Martins SGPS SA	522,289	14,382
Mota-Engil SGPS	16,657	41
		14,423

Qatar — 0.0%
Ooredoo QPSC	171,417	515

Saudi Arabia — 0.5%
Abdullah Al Othaim Markets Co	46,800	174
Al-Dawaa Medical Services	1,965	52
Dar Al Arkan Real Estate Development Co *	1,486,676	6,080
Elm Co	41,370	6,419
Etihad Etisalat Co	175,376	2,240
Middle East Healthcare Co *	34,943	659
Mobile Telecommunications Co Saudi Arabia	251,747	950
National Co for Learning & Education	3,345	104
Saudi Electricity Co	558,787	3,358
Saudi Investment Bank/The	21,467	98

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Saudi Marketing	15,873	$119
		20,253

Singapore — 0.6%
Genting Singapore Ltd	6,541,100	4,558
Keppel DC REIT ‡	592,300	948
Mapletree Logistics Trust ‡	2,132,300	2,563
Oversea-Chinese Banking Corp Ltd	121,400	1,103
Sembcorp Industries	410,300	1,747
Sembcorp Marine Ltd *	11,168,100	1,035
Singapore Airlines Ltd	1,274,800	6,749
United Overseas Bank Ltd	325,800	6,756
		25,459

South Africa — 0.3%
Anglo American PLC	380,790	10,810
DataTec Ltd	100,188	207
		11,017

South Korea — 2.0%
BNK Financial Group Inc	691,155	3,648
JLS Co Ltd	2,609	14
LG Electronics Inc	361	35
Samsung Electronics Co Ltd	976,634	53,777
SaraminHR Co Ltd	1,991	30
Shinhan Financial Group Co Ltd	353,824	9,147
SK Hynix Inc	186,403	16,378
		83,029

Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	15,620	548
Aena SME SA	84,901	13,709
Amadeus IT Group SA, Cl A	415,528	31,598
Applus Services SA	6,001	64
Banco Bilbao Vizcaya Argentaria SA	398,624	3,058
CaixaBank SA	5,392,064	22,278
Cia de Distribucion Integral Logista Holdings SA	20,746	559
Iberdrola SA	821,940	10,716
Indra Sistemas SA	35,279	446
Industria de Diseno Textil SA	940,766	36,395
		119,371

Sweden — 2.7%
Addnode Group, Cl B	3,461	27
Alfa Laval AB	24,744	900
Atlas Copco AB, Cl A	1,237,429	17,803
Beijer Ref AB, Cl B	114,855	1,463
Betsson, Cl B	44,087	469
Elekta, Cl B	69,306	535
Essity AB, Cl B	548,080	14,568
Evolution AB	55,115	6,969
Fastighets Balder, Cl B *	128,299	467
Fortnox AB	123,331	727

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H & M Hennes & Mauritz AB, Cl B	929,841	$15,941
HMS Networks AB	573	28
Lifco, Cl B	53,161	1,153
Saab AB, Cl B	48,614	2,625
Securitas AB, Cl B	1,887,912	15,462
SKF AB, Cl B	108,982	1,893
Ssab Svenskt Stal, Cl B	180,585	1,249
Svenska Handelsbanken AB, Cl A	414,348	3,466
Swedbank AB, Cl A	368,032	6,196
Troax Group	615	12
Volvo AB, Cl B	831,557	17,168
		109,121

Switzerland — 4.7%
ABB Ltd	249,078	9,794
Alcon Inc	89,741	7,433
Aryzta AG *	289,384	480
BKW	9,856	1,741
Burckhardt Compression Holding AG	197	116
Cie Financiere Richemont SA, Cl A	153,340	25,992
dormakaba Holding AG	2,385	1,072
Implenia AG	1,932	94
Julius Baer Group Ltd	294,074	18,519
Kuehne + Nagel International AG	45,429	13,441
Landis+Gyr Group	285	25
Lonza Group AG	5,777	3,444
Novartis AG	339,778	34,181
Schindler Holding AG	19,829	4,627
Sika AG	23,590	6,742
Swatch Group AG/The	75,431	22,014
Swisscom AG	6,634	4,136
Temenos AG	10,120	805
UBS Group AG	1,343,179	27,167
VAT Group	1,479	612
Vontobel Holding	8,424	534
Zurich Insurance Group AG	19,515	9,268
		192,237

Taiwan — 1.2%
Acer Inc	1,015,000	1,024
Ampire Co Ltd	17,000	21
Apacer Technology Inc	23,000	45
Compal Electronics Inc	311,000	292
Emerging Display Technologies Corp	48,000	65
Gigabyte Technology Co Ltd	142,000	1,114
Global Lighting Technologies Inc	13,000	24
Hon Hai Precision Industry Co Ltd	9,925,000	36,085
ITE Technology Inc	50,728	184
Novatek Microelectronics Corp	446,000	6,124
Quanta Computer Inc	417,000	2,037
Realtek Semiconductor Corp	79,000	985
Taiwan FU Hsing Industrial Co Ltd	21,000	29
Unizyx Holding Corp	155,000	232

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
		48,261

Thailand — 0.1%
Bangkok Bank PCL NVDR	426,600	$1,922
Lanna Resources PCL NVDR (A)	155,400	65
		1,987

United Kingdom — 14.5%
4imprint Group PLC	596	36
Accenture PLC, Cl A	16,164	4,988
AG Barr PLC	22,151	132
AJ Bell PLC	26,807	109
Aon PLC, Cl A	24,780	8,554
AstraZeneca PLC	154,940	22,212
Aviva PLC	2,073,078	10,416
BAE Systems PLC	378,367	4,459
Barclays PLC	16,207,392	31,604
Berkeley Group Holdings PLC	93,144	4,646
BP PLC	3,885,073	22,639
BP PLC ADR	494,146	17,438
Breedon Group	7,305	30
British American Tobacco PLC	293,698	9,738
Burberry Group PLC	38,861	1,047
Bytes Technology Group	5,305	36
Centrica PLC	3,866,133	6,092
Clarkson PLC	734	28
Coca-Cola Europacific Partners PLC	121,204	7,809
Compass Group PLC	646,727	18,105
Computacenter PLC	50,387	1,467
Crest Nicholson Holdings plc	9,519	23
Diageo PLC	895,810	38,483
Experian PLC	133,156	5,109
Ferguson PLC	37,802	5,964
Ferrexpo PLC *	524,939	597
Greggs PLC	85,192	2,766
GSK PLC	1,133,845	20,020
GSK PLC ADR	59,195	2,110
Howden Joinery Group PLC	245,483	2,005
HSBC Holdings PLC	2,994,866	23,671
Hunting PLC	29,771	75
ICON PLC *	28,130	7,038
Inchcape PLC	18,278	181
International Consolidated Airlines Group SA *	111,967	230
Intertek Group PLC	213,780	11,592
Investec PLC	1,414,321	7,947
J Sainsbury PLC	7,983,038	27,301
Jupiter Fund Management PLC	71,113	97
Just Group PLC	553,597	548
Legal & General Group PLC	1,462,006	4,225
Man Group PLC/Jersey	834,115	2,317
NatWest Group PLC	3,035,833	9,294
Ninety One PLC	348,352	745
Pagegroup PLC	214,227	1,094

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pets at Home Group Plc	145,000	$694
Playtech Plc *	7,860	59
Polar Capital Holdings PLC	163	1
QinetiQ Group PLC	90,352	406
Reckitt Benckiser Group PLC	541,109	40,671
RELX PLC	580,236	19,334
Rolls-Royce Holdings PLC *	22,642,138	43,481
Sage Group PLC/The	312,762	3,677
Smith & Nephew PLC	1,352,850	21,809
Speedy Hire PLC	81,426	37
Standard Chartered PLC	1,639,069	14,233
STERIS PLC	26,561	5,976
Tesco PLC	7,785,980	24,588
Travis Perkins PLC	1,381,789	14,272
Unilever PLC	710,853	37,031
Vodafone Group PLC	3,892,519	3,661
WH Smith PLC	520,678	10,247
Whitbread PLC	19,547	841
		586,035

United States — 5.7%
Arch Capital Group Ltd *	67,644	5,063
Atlassian Corp Ltd, Cl A *	37,287	6,257
Canadian Pacific Kansas City	126,440	10,213
CSL Ltd	28,162	5,211
CyberArk Software *	12,692	1,984
EPAM Systems Inc *	13,045	2,932
Holcim AG	45,099	3,035
Linde	12,493	4,761
Mettler-Toledo International Inc *	3,155	4,138
Monday.com Ltd *	33,423	5,723
Nestle SA	222,682	26,782
Nova *	13,956	1,637
On Holding, Cl A *	21,985	725
Primo Water Corp	10,161	127
ResMed Inc	17,165	3,751
RHI Magnesita NV	760	26
Roche Holding AG	272,827	83,405
Sanofi	429,438	46,008
Schneider Electric SE	43,313	7,866
Spotify Technology *	38,009	6,102
Viemed Healthcare Inc *	10,694	105
Waste Connections Inc	29,963	4,283
		230,134

Total Common Stock
(Cost $3,384,665) ($ Thousands)		3,825,843

PREFERRED STOCK — 0.7%
Brazil — 0.0%
Gerdau SA (B)	7,665	40

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Schulz SA (B)	20,100	$26
		66

Germany — 0.7%
Dr Ing hc F Porsche (B)	4,640	576
Henkel AG & Co KGaA (B)	135,545	10,834
Porsche Automobil Holding SE, 2.530%	15,464	931
Schaeffler AG (B)	228,253	1,406
Volkswagen AG, 7.200%	115,587	15,503
		29,250

Total Preferred Stock
(Cost $31,052) ($ Thousands)		29,316

AFFILIATED PARTNERSHIP — 2.2%
SEI Liquidity Fund, LP
5.110% **†(C)	87,387,771	87,444

Total Affiliated Partnership
(Cost $87,401) ($ Thousands)		87,444

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	86,804,919	86,805

Total Cash Equivalent
(Cost $86,805) ($ Thousands)		86,805

Total Investments in Securities — 99.4%
(Cost $3,589,923) ($ Thousands)		$4,029,408

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	832	Sep-2023	$38,917	$40,184	$1,080
FTSE 100 Index	209	Sep-2023	19,860	20,038	112
Hang Seng Index	25	Aug-2023	2,994	3,000	6
SPI 200 Index	88	Sep-2023	10,382	10,487	148
TOPIX Index	142	Sep-2023	22,310	22,479	279
			$94,463	$96,188	$1,625

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Continued)

A list of the open OTC Swap agreement held by the Fund at June 30, 2023, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	LAZARD CUSTOM 130/30 BASKET	CUSTOM FINANCING	BASKET RETURN	Annually	12/31/2049	USD	12,569	$3,538	$–	$3,538
								$3,538	$–	$3,538

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of June 30, 2023:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

8,790	MH MOET HENNESSY LOUIS VUITT	$8,092	$171	64.4%
13,856	L OREAL	6,196	261	49.3
37,200	ASTRAZENECA PLC	5,541	(208)	44.1
30,324	AIR LIQUIDE	5,304	128	42.2
357,600	THE KANSAI ELECTRIC POWER CO INC	4,514	(47)	35.9
66,000	YAKULT HONSHA CO LTD	4,266	(109)	33.9
152,313	ESSITY B	4,028	20	32.0
58,592	EDENRED	3,963	(41)	31.5
87,800	SEVEN I HOLDINGS CO LTD	3,849	(107)	30.6
232,100	TOYOTA MOTOR CORP	3,834	(127)	30.5
178,953	UNICREDITO SPA	3,680	472	29.3
68,233	CRH PLC	3,545	215	28.2
30,029	VINCI SA	3,548	(63)	28.2
699,270	AVIVA PLC	3,545	(48)	28.2
678,900	DAIWA SECURITIES GROUP INC	3,526	(49)	28.1
123,586	3I GROUP PLC	3,141	(28)	25.0
28,078	LONDON STOCK EXCHANGE GROUP	3,137	(179)	25.0
17,166	ESSILORLUXOTTICA	3,118	114	24.8
248,600	CHUBU ELECTRIC POWER CO INC	3,043	(21)	24.2
17,715	SAFRAN SA	2,676	97	21.3
135,700	RENESAS ELECTRONICS CORP	2,582	(50)	20.5
84,913	SHELL PLC	2,507	22	19.9
53,300	TOYO SUISAN KAISHA LTD	2,420	(22)	19.3
40,658	SPECTRIS PLC	1,905	(47)	15.2
8,900	FLUTTER ENTERTAINMENT PLC	1,775	13	14.1
184,047	INFORMA PLC	1,709	(10)	13.6
47,000	BP PLC	1,662	(3)	13.2
61,186	ASSOCIATED BRITISH FOODS PLC	1,481	89	11.8
57,000	CANON INC	1,465	141	11.7
589,155	MARKS & SPENCER GROUP PLC	1,437	7	11.4
37,673	ACCOR SA	1,372	19	10.9
55,988	HIKMA PHARMACEUTICALS PLC	1,363	(17)	10.8
6,590	DASSAULT AVIAT.	1,213	106	9.7
27,247	FIRST INTL BK ISRAEL 5	1,150	(91)	9.1
33,000	OXFORD INSTRUMENTS PLC	1,094	52	8.7
568,934	ROLLS-ROYCE HOLDINGS PLC	1,088	5	8.7
108,164	NIBE INDUSTRIER B	1,091	(65)	8.7
237,172	BALFOUR BEATTY PLC	1,066	(38)	8.5
170,000	EASYJET PLC	1,067	(24)	8.5
135,482	HSBC HOLDINGS PLC	1,052	19	8.4
14,706	ASHTEAD GROUP PLC	1,028	(10)	8.2
5,156	SOPRA STERIA GROUP	1,017	11	8.1
35,973	COMPASS GROUP PLC	1,005	2	8.0
46,058	TECHNIP ENERGIES NV	965	96	7.7
32,871	AXA	953	16	7.6
6,918	GAMES WORKSHOP GROUP PLC	927	34	7.4

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

79,531	BRITVIC PLC	$902	$(36)	7.2%
32,000	CVS GROUP PLC	883	(77)	7.0
5,599	ADP PROMESSES	844	(41)	6.7
250,000	MONEYSUPERMARKET.COM	834	27	6.6
190,491	ROTORK PLC	796	(58)	6.3
30,159	ENDEAVOUR MINING PLC	773	(88)	6.2
19,917	VERALLIA	736	11	5.9
596,418	CENTAMIN PLC	711	(20)	5.7
49,876	HISCOX LTD	701	(9)	5.6
4,305	ALTEN	691	(13)	5.5
8,397	PUBLICIS	677	(4)	5.4
47,156	DUNELM GROUP PLC	682	(10)	5.4
41,253	JET2 PLC	657	(4)	5.2
34,412	ABCAM PLC-SPON ADR	656	186	5.2
21,588	COCA-COLA HBC AG-DI	638	6	5.1
9,830	4IMPRINT GROUP PLC	626	(27)	5.0
14,434	WHITBREAD PLC	625	(4)	5.0
46,378	BURFORD CAPITAL LTD	585	(20)	4.7
128,416	QINETIQ GROUP PLC	587	(9)	4.7
9,818	AMUNDI SA	582	(3)	4.6
292,319	BARCLAYS PLC	573	(3)	4.6
4,585	NESTLE AG	553	(2)	4.4
17,428	SPIE SA - W/I	558	5	4.4
24,282	VERONA PHARMA PLC - ADR	535	(21)	4.3
27,619	ELIS SA	523	13	4.2
114,575	BREEDON GROUP PLC	512	(37)	4.1
12,816	DIPLOMA PLC	511	(24)	4.1
12,500	BUNZL PLC	488	(11)	3.9
4,655	LEGRAND SA	465	(4)	3.7

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(116,300)	TAISEI CORP	$(3,924)	$(116)	(31.2)%
(72,000)	TREND MICRO INC	(3,784)	324	(30.1)
(23,200)	FUJITSU LTD	(3,152)	167	(25.1)
(30,111)	SGS SA-REG	(2,878)	32	(22.9)
(187,200)	NTT DATA GROUP CORP	(2,809)	210	(22.3)
(78,200)	KINTETSU GROUP HOLDINGS CO LTD	(2,734)	37	(21.8)
(183,200)	ODAKYU ELECTRIC RAILWAY CO LTD	(2,607)	167	(20.7)
(76,000)	HANKYU HANSHIN HOLDINGS INC	(2,551)	50	(20.3)
(73,100)	DENTSU GROUP INC	(2,436)	52	(19.4)
(75,100)	SHIMADZU CORP	(2,441)	140	(19.4)
(772,100)	YAMADA HOLDINGS CO LTD	(2,370)	87	(18.9)
(107,300)	MITSUI FUDOSAN CO LTD	(2,199)	76	(17.5)
(112,153)	EVONIK INDUSTR	(2,186)	54	(17.4)
(243,400)	RICOH CO LTD	(2,186)	154	(17.4)
(45,480)	FRESENIUS MEDICAL CARE	(2,130)	(42)	(16.9)
(16,700)	CENTRAL JAPAN RAILWAY CO LTD	(2,106)	33	(16.8)
(55,200)	KAO CORP	(2,061)	69	(16.4)
(520)	NIPPON BUILDING FUND INC	(2,039)	3	(16.2)
(102,600)	NIPPON ELECTRIC GLASS CO LTD	(1,908)	112	(15.2)
(296,900)	SHIMIZU CORP	(1,874)	4	(14.9)
(114,000)	BROTHER INDUSTRIES LTD	(1,785)	130	(14.2)
(55,075)	UPM-KYMMENE OYJ	(1,778)	139	(14.1)
(367,600)	RESONA HOLDINGS INC	(1,750)	(6)	(13.9)
(59,317)	SIGNIFY NV	(1,725)	64	(13.7)
(121,611)	SKANSKA B	(1,697)	(4)	(13.5)
(130,800)	NGK INSULATORS LTD	(1,664)	113	(13.2)
(72,600)	TOKYO GAS CO LTD	(1,663)	85	(13.2)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(81,000)	COMSYS HOLDINGS CORP	($1,616)	$22	(12.9)%
(102,200)	JAPAN POST INSURANCE CO LTD	(1,548)	16	(12.3)
(92,527)	MONDI PLC	(1,498)	87	(11.9)
(91,200)	OSAKA GAS CO LTD	(1,456)	63	(11.6)
(391,669)	DS SMITH PLC	(1,338)	(15)	(10.6)
(77,600)	USS CO LTD	(1,329)	52	(10.6)
(124,900)	AMADA CO LTD	(1,254)	33	(10.0)
(72,600)	IIDA GROUP HOLDINGS CO LTD	(1,246)	27	(9.9)
(136,000)	KS HOLDINGS CORP	(1,202)	20	(9.6)
(66,113)	Nomad Holdings Ltd. Ordinary Shares	(1,192)	29	(9.5)
(117,300)	TEIJIN LTD	(1,157)	(13)	(9.2)
(77,379)	ST JAMES'S PLACE PLC	(1,122)	52	(8.9)
(66,500)	KEWPIE CORP	(1,109)	25	(8.8)
(30,200)	MORINAGA MILK IND CO LTD	(1,065)	79	(8.5)
(57,300)	AOZORA BANK LTD	(1,073)	13	(8.5)
(40,100)	SUZUKEN CO LTD	(1,047)	(38)	(8.3)
(44,600)	MEIJI HOLDINGS CO LTD	(1,022)	29	(8.1)
(100,700)	LION CORP	(988)	53	(7.9)
(73,400)	LIXIL CORP	(987)	61	(7.9)
(48,600)	EXEO GROUP INC	(974)	3	(7.7)
(309,500)	BOC HONG KONG	(957)	12	(7.6)
(45,400)	TORIDOLL HOLDINGS CORP	(954)	(31)	(7.6)
(44,342)	AXFOOD	(939)	2	(7.5)
(103,000)	CASIO COMPUTER CO LTD	(886)	44	(7.0)
(247,343)	LOTTERY CORP LTD/THE	(843)	(2)	(6.7)
(23,700)	AIN HOLDINGS INC	(848)	16	(6.7)
(36,600)	FUJIMI INC	(827)	(68)	(6.6)
(95,100)	ANRITSU CORP	(826)	19	(6.6)
(97,200)	OBAYASHI CORP	(818)	(18)	(6.5)
(59,000)	DENA CO LTD	(798)	34	(6.3)
(62,500)	MITSUBISHI ESTATE CO LTD	(781)	41	(6.2)
(8,603)	NEXANS	(761)	16	(6.1)
(400,000)	SINGAPORE TELECOMMUNICATIONS	(754)	15	(6.0)
(2,774)	SONOVA H AG ORD	(736)	(3)	(5.9)
(96,700)	BIC CAMERA INC	(737)	22	(5.9)
(728,800)	SUNTEC REIT	(719)	24	(5.7)
(63,870)	WPP PLC	(708)	40	(5.6)
(51,300)	USHIO INC	(693)	6	(5.5)
(43,100)	SEIKO EPSON CORP	(677)	10	(5.4)
(126,089)	SES SA	(672)	(70)	(5.3)
(24,900)	DIGITAL GARAGE INC	(667)	6	(5.3)
(23,500)	MABUCHI MOTOR CO LTD	(662)	10	(5.3)
(52,200)	TOSOH CORP	(650)	36	(5.2)
(8,500)	NITTO DENKO CORP	(656)	131	(5.2)
(36,700)	MENICON CO LTD	(658)	21	(5.2)
(110,000)	MITSUBISHI CHEMICAL GROUP CORP	(647)	(10)	(5.1)
(17,251)	NN GROUP	(618)	(20)	(4.9)
(33,600)	FUJI CORP	(616)	25	(4.9)
(21,251)	ADMIRAL GROUP PLC	(599)	36	(4.8)
(63,152)	PENNON GROUP PLC	(609)	38	(4.8)
(75,235)	BILLERUD AB	(606)	35	(4.8)
(13,724)	LUNDBERGFRETAGEN B	(598)	15	(4.8)
(2,674)	SOFINA	(589)	36	(4.7)
(31,700)	DENKA CO LTD	(593)	(2)	(4.7)
(41,300)	KINDEN CORP	(575)	19	(4.6)
(21,000)	DAISEKI CO LTD	(577)	(12)	(4.6)
(45,603)	NORDIC VLSI	(573)	18	(4.6)
(31,900)	MEITEC CORP	(565)	19	(4.5)
(9,902)	PUMA SE	(547)	(49)	(4.4)
(34,900)	KUBOTA CORP	(548)	85	(4.4)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(26,660)	LATOUR B	($558)	$31	(4.4)%
(143,495)	BANK OF QUEENSLAND LTD	(537)	13	(4.3)
(331,000)	XINYI GLASS	(542)	27	(4.3)
(18,800)	SAKATA SEED CORP	(543)	2	(4.3)
(27,600)	TSUMURA CO	(536)	27	(4.3)
(26,700)	JAPAN AVIATION ELECTRONICS IND LTD	(537)	(17)	(4.3)
(3,300)	SHIMANO INC	(546)	(1)	(4.3)
(33,200)	SCSK CORP	(543)	24	(4.3)
(171,900)	SUMITOMO CHEMICAL CO LTD	(514)	(5)	(4.1)
(15,800)	HANWA CO LTD	(513)	19	(4.1)
(17,535)	ALSTOM	(506)	(17)	(4.0)
(23,600)	AMANO CORP	(503)	8	(4.0)
(32,800)	SG HOLDINGS CO LTD	(494)	30	(3.9)
(32,800)	SEKISUI CHEMICAL CO LTD	(481)	10	(3.8)
(36,600)	BENESSE HOLDINGS INC	(478)	12	(3.8)
(495,473)	VODAFONE GROUP PLC	(466)	-	(3.7)
(24,900)	DIC CORP	(465)	15	(3.7)
(18,900)	SAWAI GROUP HOLDINGS CO LTD	(457)	(17)	(3.6)
(543,500)	COMFORTDELGRO	(455)	(11)	(3.6)
(59,500)	CLP HOLDINGS	(428)	(34)	(3.4)
(381)	INDUSTRIAL INFRASTRUCTURE FUND INVESTME	(426)	26	(3.4)

Percentages are based on Net Assets of $4,053,952 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of June 30, 2023 was $87,444 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$113,836	$653,470	$(679,932)	$50	$20	$87,444	$691	$ —
SEI Daily Income Trust, Government Fund, Institutional Class	68,913	469,109	(451,217)	—	—	86,805	1,272	—
Totals	$182,749	$1,122,579	$(1,131,149)	$50	$20	$174,249	$1,963	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.4%
Australia — 0.2%
Rio Tinto PLC	40,121	$2,543

Austria — 0.2%
Erste Group Bank AG	86,035	3,012

Brazil — 4.6%
Ambev SA *	549,900	1,758
Ambev SA ADR *	1,560,702	4,963
Arcos Dorados Holdings Inc, Cl A	312,695	3,205
Azul SA ADR *	171,209	2,344
B3 SA - Brasil Bolsa Balcao	708,482	2,146
Banco Bradesco SA ADR *	108,725	376
Banco BTG Pactual SA *	52,967	347
Banco do Brasil SA	665,983	6,834
Banco Santander Brasil SA	203,100	1,293
BB Seguridade Participacoes SA	129,034	823
Cia Energetica de Minas Gerais ADR	394,546	1,038
CPFL Energia SA	616,295	4,374
Engie Brasil Energia SA	70,117	665
Gerdau SA ADR	202,268	1,056
GRUPO DE MODA SOMA	1,140,300	2,848
Hypera SA *	215,844	2,064
Lojas Renner SA *	130,500	543
MercadoLibre Inc *	1,763	2,088
Multiplan Empreendimentos Imobiliarios SA *	470,600	2,708
Pagseguro Digital Ltd, Cl A *	115,323	1,089
Petroleo Brasileiro SA ADR *	245,416	3,394
PRIO SA *	191,400	1,476
Raia Drogasil SA	85,515	523
Rumo SA	723,000	3,336
Sendas Distribuidora S/A	2,063,800	5,895
SLC Agricola SA	78,207	620
Suzano SA	44,183	405
TIM SA/Brazil	564,700	1,714
TIM SA/Brazil ADR	27,709	424
TOTVS SA *	250,200	1,562
Ultrapar Participacoes SA	138,716	545
Vale SA	224,800	2,999
Vale SA ADR, Cl B	157,413	2,112
WEG SA	93,153	730
YDUQS Participacoes SA *	270,700	1,108
		69,405

Canada — 0.2%
Ivanhoe Mines Ltd, Cl A *	151,745	1,387
Parex Resources Inc	73,932	1,484
		2,871

Chile — 0.4%
Banco de Chile	5,380,092	561
Banco Santander Chile ADR	7,331	138
Cencosud SA	220,791	428

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enel Chile ADR	50,980	$170
Enel Chile SA	36,649,931	2,380
Sociedad Quimica y Minera de Chile SA ADR	30,351	2,204
		5,881

China — 18.6%
37 Interactive Entertainment Network Technology Group Co Ltd, Cl A	1,177,700	5,665
Agricultural Bank of China Ltd, Cl H	14,057,000	5,536
Airtac International Group	47,000	1,553
Alibaba Group Holding Ltd *	4,167,480	43,379
Aluminum Corp of China Ltd, Cl A	833,082	632
Anhui Conch Cement Co Ltd, Cl H	429,500	1,143
Anjoy Foods Group, Cl A	60,300	1,221
ANTA Sports Products Ltd	55,024	565
Avary Holding Shenzhen, Cl A	142,300	476
Baidu Inc ADR *	27,534	3,770
Bank of Beijing, Cl A	771,502	492
Bank of China Ltd, Cl H	15,069,701	6,050
Bank of Communications Co Ltd, Cl H	4,676,707	3,103
Bank of Jiangsu Co Ltd, Cl A	734,392	744
Bank of Nanjing Co Ltd, Cl A	209,337	231
Bank of Ningbo Co Ltd, Cl A	668,400	2,332
Baoshan Iron & Steel Co Ltd, Cl A	382,904	296
BBMG Corp, Cl A	665,673	200
BOE Technology Group Co Ltd, Cl A	1,041,700	588
Bosideng International Holdings Ltd	5,150,486	2,176
BYD Co Ltd, Cl H	269,256	8,633
BYD Electronic International Co Ltd	127,000	386
China CITIC Bank Corp Ltd, Cl H	1,020,874	480
China Communications Services Corp Ltd, Cl H	1,013,202	500
China Construction Bank Corp, Cl H	13,783,513	8,923
China Lesso Group Holdings Ltd	3,663,000	2,414
China Life Insurance Co Ltd, Cl H	174,628	292
China Merchants Bank Co Ltd, Cl H	86,986	397
China Merchants Securities Co Ltd, Cl A	237,776	445
China Pacific Insurance Group Co Ltd, Cl H	321,858	836
China Petroleum & Chemical Corp, Cl H	4,476,981	2,632
China Shenhua Energy Co Ltd, Cl H	92,624	284
Chongqing Brewery Co Ltd, Cl A	175,700	2,231
CITIC Securities Co Ltd, Cl A	751,100	2,050
CMOC Group Ltd, Cl A	2,494,000	1,835
Contemporary Amperex Technology Co Ltd, Cl A	8,127	257
Daqin Railway Co Ltd, Cl A	526,000	538
Dongfeng Motor Group Co Ltd, Cl H	3,584,000	1,643
ENN Energy Holdings Ltd	43,683	546
Focus Media Information Technology Co Ltd, Cl A	488,275	458
Foxconn Industrial Internet, Cl A	709,500	2,461
Great Wall Motor Co Ltd, Cl H (A)	651,500	750

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gree Electric Appliances Inc of Zhuhai, Cl A	117,926	$594
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	28,315	295
H World Group Ltd ADR *	35,339	1,370
Haier Smart Home Co Ltd, Cl A	986,261	3,192
Haier Smart Home Co Ltd, Cl H	1,570,459	4,952
Haitian International Holdings Ltd	92,000	216
Hangzhou Haoyue Personal Care, Cl A	171,000	1,130
Hubei Jumpcan Pharmaceutical, Cl A	55,100	221
Industrial & Commercial Bank of China Ltd, Cl H	22,164,267	11,844
Inner Mongolia ERDOS Resources Co Ltd, Cl A	21,140	26
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd, Cl A	607,598	343
JD.com Inc ADR	49,894	1,703
Jiangxi Copper Co Ltd, Cl A	740,900	1,944
Jointown Pharmaceutical Group Co Ltd, Cl A	397,916	569
KE Holdings Inc ADR *	16,744	249
Kingsoft Corp Ltd	410,900	1,624
Kweichow Moutai Co Ltd, Cl A	12,094	2,819
Li Auto Inc ADR *	53,043	1,862
Li Ning Co Ltd	546,440	2,951
Lingyi iTech Guangdong, Cl A	484,900	462
Longfor Group Holdings Ltd	94,769	231
Lufax Holding Ltd ADR	792,159	1,133
Midea Group, Cl A	287,500	2,337
NARI Technology Co Ltd, Cl A	1,210,416	3,854
NetEase Inc ADR	21,584	2,087
PDD Holdings Inc ADR *	49,339	3,411
PetroChina Co Ltd, Cl H	2,811,728	1,952
PICC Property & Casualty Co Ltd, Cl H	7,245,638	8,067
Ping An Insurance Group Co of China Ltd, Cl A	775,114	4,956
Ping An Insurance Group Co of China Ltd, Cl A	115,400	738
Ping An Insurance Group Co of China Ltd, Cl H	1,981,384	12,654
Satellite Chemical Co Ltd, Cl A *	125,497	259
SF Holding Co Ltd, Cl A	71,800	446
Shanghai Construction Group, Cl A	2,263,800	839
Shanghai Electric Group, Cl A *	429,300	270
Shanghai Rural Commercial Bank Co Ltd, Cl A	584,571	439
Shanxi Lu'an Environmental Energy Development Co Ltd, Cl A	130,600	294
Shenzhen Envicool Technology, Cl A	337,005	1,395
Shenzhen Inovance Technology Co Ltd, Cl A	255,300	2,263
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	6,526	270
Shenzhen Topband Co Ltd, Cl A	1,279,900	2,306

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	77,697	$318
Sinopharm Group Co Ltd, Cl H	272,822	854
Sungrow Power Supply, Cl A	116,000	1,869
TAL Education Group ADR *	35,617	212
Tencent Holdings Ltd	782,824	33,190
Tencent Music Entertainment Group ADR *	90,221	666
TravelSky Technology Ltd, Cl H	130,818	223
Trip.com Group Ltd ADR *	67,784	2,372
Tsingtao Brewery Co Ltd, Cl A	48,180	688
Tsingtao Brewery Co Ltd, Cl H	247,000	2,255
Uni-President China Holdings Ltd	445,726	376
Vipshop Holdings Ltd ADR *	568,271	9,376
Weichai Power Co Ltd, Cl H	1,021,000	1,502
Western Mining, Cl A	425,886	618
Wuchan Zhongda Group Co Ltd, Cl A	654,800	446
Wuliangye Yibin Co Ltd, Cl A	23,800	537
Yangzijiang Shipbuilding Holdings Ltd	803,704	894
Yum China Holdings Inc	90,624	5,120
Zhejiang Expressway Co Ltd, Cl H	1,436,000	1,093
Zhejiang Juhua Co Ltd, Cl A	393,406	747
Zhejiang Supor Co Ltd, Cl A	79,422	548
Zhongsheng Group Holdings Ltd	765,500	2,938
Zijin Mining Group Co Ltd, Cl H	568,000	841
Zoomlion Heavy Industry Science and Technology, Cl A	440,300	410
ZTE Corp, Cl H	220,506	886
ZTO Express Cayman Inc ADR *	36,119	906
		277,595

Colombia — 0.0%
Bancolombia SA ADR, Cl R	23,634	631

Czech Republic — 0.0%
Komercni banka as	4,100	125

Greece — 0.7%
Alpha Services and Holdings SA *	3,376,645	5,526
Eurobank Ergasias Services and Holdings SA *	2,742,042	4,514
National Bank of Greece SA *	71,854	467
OPAP SA	10,780	188
		10,695

Hong Kong — 7.1%
3SBio Inc	497,592	501
Beijing Enterprises Holdings Ltd	1,052,337	3,818
Budweiser Brewing Co APAC Ltd	1,178,100	3,048
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	7
China Everbright Bank Co Ltd, Cl H	4,647,900	1,337
China Feihe Ltd	2,461,000	1,374
China High Precision Automation Group Ltd *(B)	1,385,624	39
China Hongqiao Group Ltd	53,499	44
China International Capital Corp Ltd, Cl H	1,658,800	2,924

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Medical System Holdings Ltd	2,380,000	$3,883
China Mengniu Dairy Co Ltd	695,000	2,626
China Overseas Land & Investment Ltd	1,405,500	3,075
China Resources Beer Holdings Co Ltd	119,868	792
China Resources Land Ltd	3,237,455	13,776
China Tower Corp Ltd, Cl H	6,790,000	756
Chinasoft International Ltd	401,101	253
CITIC Ltd	782,197	936
Flat Glass Group, Cl H	530,000	1,817
Galaxy Entertainment Group Ltd *	866,000	5,517
Guangzhou Automobile Group Co Ltd, Cl H	4,446,000	2,658
H World Group Ltd *	142,100	551
Haidilao International Holding Ltd	1,708,000	3,777
Hong Kong Exchanges & Clearing Ltd	60,100	2,277
Hua Hong Semiconductor Ltd *	193,000	635
Kingboard Holdings Ltd	41,973	115
Kuaishou Technology, Cl B *	46,570	320
Kunlun Energy Co Ltd	7,072,525	5,571
Lenovo Group Ltd	2,832,000	2,967
LK Technology Holdings Ltd	762,500	694
Meituan, Cl B *	317,361	4,976
NetEase Inc	543,530	10,527
New Oriental Education & Technology Group Inc *	217,964	859
Nongfu Spring Co Ltd, Cl H	45,600	252
People's Insurance Co Group of China Ltd/The, Cl H	2,161,809	785
Pop Mart International Group Ltd	606,200	1,351
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	1,914,569	2,512
Shenzhen International Holdings Ltd	18,203	16
Topsports International Holdings Ltd	3,145,484	2,736
Trip.com Group Ltd *	87,650	3,060
Vinda International Holdings Ltd	542,000	1,351
WH Group Ltd	746,338	397
Wuxi Biologics Cayman Inc *	125,221	602
Xiaomi Corp, Cl B *	431,992	594
Xinyi Glass Holdings Ltd	214,000	335
Xinyi Solar Holdings Ltd	3,416,458	3,966
Yadea Group Holdings Ltd	2,479,155	5,655
Yuexiu Property Co Ltd	398,165	464
Yuexiu Real Estate Investment ‡	24,686	5
		106,531

Hungary — 1.3%
MOL Hungarian Oil & Gas PLC	654,584	5,721
OTP Bank Nyrt	191,903	6,808
Richter Gedeon Nyrt	287,722	7,086
		19,615

India — 12.4%
Angel One	21,834	459
Apollo Hospitals Enterprise Ltd	47,689	2,968

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apollo Tyres Ltd	687,902	$3,416
Aptus Value Housing Finance India Ltd	396,182	1,201
Ashok Leyland Ltd	1,743,497	3,566
Asian Paints Ltd	13,970	574
Avalon Technologies *	54,252	364
Axis Bank Ltd	90,141	1,088
Bajaj Auto Ltd	12,914	740
Bajaj Finance Ltd	11,332	993
Bank of Baroda	134,655	314
Best Agrolife Ltd	37,989	535
Bharat Electronics Ltd	3,373,122	5,180
Bharat Petroleum Corp Ltd	70,545	314
Bharti Airtel Ltd	417,820	4,482
Bosch Ltd	630	146
Britannia Industries Ltd	5,308	325
Cholamandalam Investment and Finance Co Ltd	62,457	871
Coal India Ltd	291,642	823
Container Corp Of India Ltd	115,202	931
DLF Ltd	609,590	3,654
Dr Reddy's Laboratories Ltd ADR	15,473	976
EPL Ltd	575,519	1,509
Exide Industries Ltd	1,088,339	3,148
GAIL India Ltd	340,029	436
GMM Pfaudler Ltd	64,560	1,167
Grasim Industries Ltd	30,502	646
HCL Technologies Ltd	731,805	10,639
HDFC Bank Ltd	278,383	5,777
Hero MotoCorp Ltd	92,534	3,289
Hindalco Industries Ltd	67,089	346
Hindustan Aeronautics Ltd	15,079	698
Hindustan Unilever Ltd	40,827	1,335
Housing Development Finance Corp Ltd	371,045	12,801
ICICI Bank Ltd	776,788	8,893
ICICI Bank Ltd ADR	537,891	12,415
IndiaMart InterMesh	49,123	1,689
Indraprastha Gas Ltd	118,471	685
IndusInd Bank Ltd	214,985	3,616
Infosys Ltd	212,388	3,459
Infosys Ltd ADR	112,215	1,803
InterGlobe Aviation Ltd *	12,588	404
IRB Infrastructure Developers Ltd	5,439,309	1,786
ITC Ltd	271,253	1,496
JB Chemicals & Pharmaceuticals Ltd	53,088	1,533
Jindal Steel & Power Ltd	91,654	651
Kotak Mahindra Bank Ltd	21,770	491
KPIT Technologies Ltd	226,714	3,022
Larsen & Toubro Ltd	89,490	2,706
Life Insurance Corp of India	53,245	411
Mahindra & Mahindra Financial Services Ltd	1,192,973	4,905
Mahindra & Mahindra Ltd	71,524	1,271

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Maruti Suzuki India Ltd	24,603	$2,942
Max Healthcare Institute	44,799	328
Muthoot Finance Ltd	26,473	401
Nestle India Ltd	1,640	458
NTPC Ltd	461,908	1,067
Oil & Natural Gas Corp Ltd	3,607,983	7,062
Petronet LNG Ltd	1,142,155	3,107
PI Industries	7,390	354
Polycab India	14,800	642
Power Finance Corp Ltd	228,470	603
Power Grid Corp of India Ltd	1,430,256	4,459
Rainbow Children's Medicare Ltd	111,418	1,309
Redington Ltd	213,332	485
Reliance Industries Ltd *	401,337	12,510
SBI Life Insurance Co Ltd	46,655	744
Shriram Transport Finance Co Ltd	65,119	1,380
Siemens Ltd	10,829	498
State Bank of India	319,530	2,238
Sun Pharmaceutical Industries Ltd	89,307	1,146
Syrma SGS Technology Ltd	306,670	1,679
Tata Consultancy Services Ltd	112,576	4,549
Tata Motors Ltd	107,006	780
Tata Steel Ltd	546,192	748
Tech Mahindra Ltd	52,717	730
Titan Co Ltd	7,202	268
Torrent Pharmaceuticals Ltd	78,485	1,825
Torrent Power Ltd	93,498	703
UltraTech Cement Ltd	11,515	1,166
UPL Ltd	363,889	3,056
Vedanta Ltd	156,931	535
WNS Holdings Ltd ADR *	7,788	574
		185,293

Indonesia — 2.3%
Aneka Tambang Tbk	25,627,601	3,344
Astra International Tbk PT	1,762,352	799
Bank Central Asia Tbk PT	5,723,726	3,510
Bank Mandiri Persero Tbk PT	1,737,487	605
Bank Negara Indonesia Persero Tbk PT	5,025,655	3,084
Bank Rakyat Indonesia Persero Tbk PT	46,815,409	17,092
Indofood CBP Sukses Makmur Tbk PT	495,879	375
Indofood Sukses Makmur Tbk PT	6,348,236	3,113
Kalbe Farma Tbk PT	2,221,509	304
Telkom Indonesia Persero Tbk PT	4,182,689	1,119
United Tractors Tbk PT	377,099	585
		33,930

Kuwait — 0.1%
Kuwait Finance House KSCP	378,009	916
National Bank of Kuwait SAKP	239,832	730
		1,646

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Malaysia — 0.4%
AMMB Holdings Bhd	388,271	$302
CIMB Group Holdings Bhd	395,032	429
Gamuda Bhd	3,126,900	2,951
Genting Bhd	231,054	201
Hong Leong Bank Bhd	25,410	103
Malayan Banking Bhd	676,500	1,252
Sime Darby Plantation Bhd	36,291	32
		5,270

Mexico — 2.5%
Alfa SAB de CV, Cl A	577,298	356
Alsea SAB de CV *	749,400	2,436
America Movil SAB de CV ADR	80,015	1,731
Arca Continental SAB de CV	68,201	699
Banco del Bajio SA	64,593	197
Cemex SAB de CV ADR *	433,605	3,070
Coca-Cola Femsa SAB de CV	75,100	626
Controladora AXTEL DE *	532,523	7
Fibra Uno Administracion SA de CV ‡	432,314	630
Fomento Economico Mexicano SAB de CV ADR	15,629	1,732
Gruma SAB de CV, Cl B	58,278	934
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	125,191	2,249
Grupo Aeroportuario del Sureste SAB de CV, Cl B	29,253	816
Grupo Bimbo SAB de CV, Ser A	92,663	497
Grupo Financiero Banorte SAB de CV, Cl O	1,724,582	14,160
Grupo Mexico SAB de CV, Ser B	818,584	3,928
Grupo Televisa	639,300	655
Promotora y Operadora de Infraestructura SAB de CV	110,423	1,106
Ternium SA ADR	7,115	282
Wal-Mart de Mexico SAB de CV	457,535	1,811
		37,922

Panama — 0.2%
Copa Holdings SA, Cl A	33,903	3,749

Peru — 0.2%
Credicorp Ltd	23,620	3,487

Philippines — 0.5%
BDO Unibank Inc	2,246,771	5,626
International Container Terminal Services Inc	56,864	210
SM Investments Corp	102,000	1,715
		7,551

Poland — 1.5%
Bank Polska Kasa Opieki SA	105,356	2,873
Dino Polska SA *	49,400	5,773
KGHM Polska Miedz SA	133,800	3,702
LPP SA	941	3,245

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PGE Polska Grupa Energetyczna SA *	93,064	$166
Polski Koncern Naftowy ORLEN SA	195,375	3,097
Powszechna Kasa Oszczednosci Bank Polski SA *	38,616	344
Powszechny Zaklad Ubezpieczen SA	268,177	2,601
		21,801

Qatar — 0.1%
Commercial Bank PSQC/The	329,639	525
Ooredoo QPSC	202,224	608
Qatar Islamic Bank SAQ	82,629	402
Qatar National Bank QPSC	106,960	453
		1,988

Russia — 0.0%
Alrosa PJSC (B)	605,728	–
Gazprom PJSC *	279,264	–
Gazprom PJSC ADR *	35,029	–
LUKOIL PJSC	109,206	–
Magnit PJSC GDR *	83,607	–
Mobile TeleSystems PJSC	1,398,028	–
Rosneft Oil Co PJSC (B)	230,389	–
Sberbank of Russia PJSC	417,388	–
Sberbank of Russia PJSC ADR *	58,444	–
Surgutneftegas PJSC ADR *(A)	501,658	–
		—

Saudi Arabia — 2.1%
Al Rajhi Bank	49,820	970
Arab National Bank	19,768	139
Arabian Drilling Co *	35,573	1,461
Bank AlBilad	17,971	185
Bank Al-Jazira	129,707	632
Banque Saudi Fransi	180,134	2,003
Bupa Arabia for Cooperative Insurance Co	7,425	367
Dr Sulaiman Al Habib Medical Services Group Co	10,437	796
Elm Co	5,228	811
Etihad Etisalat Co	316,860	4,047
Leejam Sports Co JSC	16,142	555
Riyad Bank	82,238	738
SABIC Agri-Nutrients Co	71,847	2,483
Sahara International Petrochemical Co	58,957	579
Saudi Arabian Oil Co	458,431	3,942
Saudi Awwal Bank	110,815	1,127
Saudi Basic Industries Corp	14,446	340
Saudi Electricity Co	116,228	698
Saudi National Bank/The	626,523	6,147
Saudi Telecom Co	294,916	3,420
		31,440

South Africa — 3.6%
Absa Group Ltd	212,578	1,889
African Rainbow Minerals Ltd	28,717	303

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Anglo American PLC	133,307	$3,788
Bid Corp Ltd	143,089	3,130
Bidvest Group Ltd/The	191,727	2,655
Exxaro Resources Ltd	21,261	185
FirstRand Ltd	582,455	2,112
Gold Fields Ltd	54,888	760
Gold Fields Ltd ADR	269,099	3,722
Growthpoint Properties Ltd ‡	1,452,634	897
Impala Platinum Holdings Ltd	39,284	261
Kumba Iron Ore Ltd	43,487	1,019
Mr Price Group Ltd	312,942	2,389
MTN Group Ltd	48,722	356
Naspers Ltd, Cl N	129,777	23,350
Nedbank Group Ltd	256,521	3,104
NEPI Rockcastle	39,451	231
Old Mutual Ltd	1,279,612	821
Sanlam Ltd	181,131	559
Sibanye Stillwater Ltd	370,147	568
Standard Bank Group Ltd	63,838	600
Woolworths Holdings Ltd/South Africa	252,144	952
		53,651

South Korea — 13.6%
BGF retail Co Ltd	15,404	2,046
Celltrion Inc	2,460	287
CJ CheilJedang Corp	16,065	3,292
CJ Corp	16,609	862
Coway Co Ltd	74,885	2,502
DB HiTek Co Ltd	8,811	425
DB Insurance Co Ltd	10,692	607
Doosan Bobcat Inc	15,466	691
GS Holdings Corp	16,037	447
HAESUNG DS Co Ltd	3,664	170
Hana Financial Group Inc	432,206	12,902
Hankook Tire & Technology Co Ltd	126,152	3,310
Hanmi Pharm Co Ltd	1,399	329
Hansol Chemical Co Ltd	7,062	1,294
Hanwha Aerospace Co Ltd	1,833	178
HD Hyundai Co Ltd	8,741	399
HPSP Co Ltd (A)	100,677	2,195
Hyundai Glovis Co Ltd	4,512	679
Hyundai Marine & Fire Insurance Co Ltd	18,927	447
Hyundai Mobis Co Ltd	15,316	2,712
Hyundai Motor Co	9,422	1,482
Hyundai Steel Co	15,896	410
Industrial Bank of Korea	77,564	610
Kakao Corp	6,689	251
Kia Corp	248,581	16,745
Korea Aerospace Industries Ltd	18,050	733
Korea Shipbuilding & Offshore Engineering Co Ltd *	3,757	334
Korean Air Lines Co Ltd	14,991	278

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KT&G Corp	2,152	$135
Kumho Petrochemical Co Ltd	23,644	2,391
L&F Co Ltd	11,415	2,125
LG Chem Ltd	20,801	10,589
LG Corp	14,002	939
LG Electronics Inc	95,474	9,241
LG Energy Solution Ltd *	1,225	516
LG Uplus Corp	645,730	5,269
NAVER Corp *	2,281	319
NCSoft Corp	13,577	3,057
NH Investment & Securities Co Ltd	403,910	2,938
NongShim Co Ltd	578	175
Orion Corp/Republic of Korea	29,362	2,678
Pan Ocean Co Ltd	109,874	434
POSCO Holdings Inc	12,991	3,845
Ray *	46,554	1,283
Samsung Electro-Mechanics Co Ltd	2,660	294
Samsung Electronics Co Ltd	1,367,421	75,295
Samsung Engineering Co Ltd *	76,302	1,645
Samsung SDI Co Ltd	7,423	3,790
Samsung SDS Co Ltd	4,565	428
Samsung Securities	16,234	446
SK Hynix Inc	180,404	15,851
SK Telecom Co Ltd	41,677	1,475
Woori Financial Group Inc	46,771	420
Youngone Corp	10,516	516
		202,711

Taiwan — 14.4%
Accton Technology Corp	158,200	1,779
Alchip Technologies Ltd	28,000	1,622
ASE Technology Holding Co Ltd	355,608	1,265
ASPEED Technology Inc	12,000	1,105
Catcher Technology Co Ltd	153,677	867
Chailease Holding Co Ltd	407,780	2,681
China Development Financial Holding Corp *	742,000	296
Chroma ATE Inc	532,000	4,293
Chunghwa Telecom Co Ltd	743,426	2,784
Compal Electronics Inc	790,000	743
CTBC Financial Holding Co Ltd	15,144,817	12,111
Delta Electronics Inc	785,000	8,700
E Ink Holdings Inc	212,000	1,542
Elite Material Co Ltd	187,000	1,469
Far Eastern New Century	511,000	549
Feng TAY Enterprise Co Ltd	65,000	411
First Financial Holding Co Ltd	831,537	740
Formosa Plastics Corp	296,501	817
Foxconn Technology Co Ltd	110,000	197
Fubon Financial Holding Co Ltd	2,267,245	4,438
Hiwin Technologies Corp	319,119	2,444
Hon Hai Precision Industry Co Ltd	575,631	2,093

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hua Nan Financial Holdings Co Ltd	128,000	$91
Innolux Corp *	1,296,000	638
Largan Precision Co Ltd	4,738	325
Lite-On Technology Corp	160,887	536
Macronix International Co Ltd	3,998,000	4,216
Makalot Industrial Co Ltd	64,000	622
MediaTek Inc	71,443	1,581
Mega Financial Holding Co Ltd	509,000	625
Micro-Star International Co Ltd	1,245,000	7,079
MPI	56,000	313
Nan Ya Plastics Corp	446,209	1,041
Nien Made Enterprise Co Ltd	178,000	1,962
Novatek Microelectronics Corp	68,000	934
Parade Technologies Ltd	40,000	1,387
Pegatron Corp	120,304	290
Pou Chen Corp	496,429	503
Powertech Technology Inc	48,000	162
President Chain Store Corp	69,471	631
Quanta Computer Inc	564,000	2,755
Radiant Opto-Electronics Corp	147,169	521
Realtek Semiconductor Corp	4,000	50
SinoPac Financial Holdings Co Ltd	993,440	554
Taishin Financial Holding Co Ltd	1,024,231	623
Taiwan Cooperative Financial Holding Co Ltd	276,000	249
Taiwan Semiconductor Manufacturing Co Ltd	4,979,465	91,987
Taiwan Semiconductor Manufacturing Co Ltd ADR	136,162	13,741
Unimicron Technology Corp	716,000	4,072
Uni-President Enterprises Corp	2,511,875	6,159
United Microelectronics Corp	4,351,884	6,838
Voltronic Power Technology	7,000	443
Wiwynn Corp	190,000	8,683
Yageo Corp	118,388	1,876
Yuanta Financial Holding Co Ltd	1,006,000	748
Zhen Ding Technology Holding Ltd	187,712	635
		215,816

Thailand — 2.3%
Advanced Info Service PCL NVDR	130,900	791
Bangkok Bank PCL	507,700	2,287
Bangkok Bank PCL NVDR	124,369	560
Bangkok Dusit Medical Services PCL NVDR	899,616	705
Bumrungrad Hospital PCL NVDR	85,163	544
Central Pattana NVDR	320,800	594
Chularat Hospital PCL NVDR	2	–
CP ALL PCL NVDR	273,900	484
Home Product Center PCL	5,720,854	2,264
Kasikornbank PCL NVDR	1,628,900	5,962
Kiatnakin Phatra Bank *	4	–
Krung Thai Bank PCL NVDR	1,114,230	611

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Land & Houses PCL NVDR	2,011,934	$480
Minor International PCL NVDR	643,200	623
Ngern Tid Lor PCL	1,708,300	1,118
PTT Exploration & Production PCL	971,700	4,117
PTT Exploration & Production PCL NVDR	60,260	255
PTT Oil & Retail Business	9,343,800	5,592
PTT PCL NVDR	6,316,000	5,978
Supalai PCL NVDR	660,915	377
Thanachart Capital PCL NVDR	390,911	549
		33,891

Turkey — 0.5%
BIM Birlesik Magazalar AS	358,395	2,344
Haci Omer Sabanci Holding AS	150,177	265
KOC Holding AS	547,220	2,177
Tofas Turk Otomobil Fabrikasi AS	45,433	440
Turk Hava Yollari AO *	78,921	586
Turkcell Iletisim Hizmetleri AS *(A)	670,397	934
		6,746

United Arab Emirates — 1.6%
Abu Dhabi Islamic Bank PJSC	256,334	743
Adnoc Gas PLC *	2,315,862	1,942
Aldar Properties PJSC	407,874	565
Americana Restaurants International PLC	1,261,280	1,443
Dubai Islamic Bank PJSC	3,381,165	5,035
Emaar Properties PJSC	6,116,274	10,674
Emirates NBD Bank PJSC	884,328	3,575
Emirates Telecommunications Group Co PJSC	55,580	339
		24,316

United Kingdom — 0.1%
Network International Holdings PLC *	242,182	1,181

United States — 0.3%
Globant SA *	20,373	3,661
Hello Group ADR *	28,437	273
Vista Energy ADR *	13,921	336
		4,270

Vietnam — 0.4%
Vinhomes JSC *	2,438,600	5,700

Total Common Stock
(Cost $1,203,623) ($ Thousands)		1,381,263

PREFERRED STOCK — 3.5%
Brazil — 2.3%
Cia Energetica de Minas Gerais (C)	1,194,139	3,178
Itau Unibanco Holding SA *(C)	876,187	5,158
Itau Unibanco Holding SA ADR *(C)	2,496,739	14,731
Itausa SA *(C)	272,487	544

Description	Shares		Market Value ($ Thousands)
PREFERRED STOCK (continued)
Petroleo Brasileiro SA ADR, Cl A (C)		679,912	$8,411
Petroleo Brasileiro SA (C)		433,385	2,654
			34,676

South Korea — 1.2%
Hyundai Motor Co (C)		71,050	5,909
LG Chem Ltd (C)		11,840	3,180
LG Electronics Inc (C)		32,154	1,336
Samsung Electronics Co Ltd (C)		162,739	7,385
			17,810

Total Preferred Stock
(Cost $48,712) ($ Thousands)			52,486

	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
1.641%, 03/30/2172 (D)(E)	BRL	8	1

Total Debenture Bond
(Cost $—) ($ Thousands)			1

		Number of Warrants
WARRANT — 0.0%
Thailand — 0.0%
Kiatnakin Phatra Bank, Expires 01/02/2025 *		4	–

Total Warrant
(Cost $—) ($ Thousands)			–

	Shares
AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, LP
5.110% **†(F)		4,460,087	4,467

Total Affiliated Partnership
(Cost $4,460) ($ Thousands)			4,467

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.880%**†	35,079,371	$35,079

Total Cash Equivalent
(Cost $35,079) ($ Thousands)		35,079

Total Investments in Securities — 98.5%
(Cost $1,291,874) ($ Thousands)		$1,473,296

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets	869	Sep-2023	$43,258	$43,359	$101

Percentages are based on Net Assets of $1,495,249 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $4,467 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$8,462	$150,910	$(154,913)	$2	$6	$4,467	$153	$ —
SEI Daily Income Trust, Government Fund, Institutional Class	19,914	152,757	(137,592)	—	—	35,079	485	—
Totals	$28,376	$303,667	$(292,505)	$2	$6	$39,546	$638	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.8%
Australia — 2.3%
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	$499
Australia Government Bond
4.750%, 04/21/2027		1,070	731
4.500%, 04/21/2033		2,313	1,597
3.750%, 04/21/2037		393	250
3.250%, 04/21/2025		843	552
3.250%, 04/21/2029		256	164
3.000%, 03/21/2047		1,125	599
2.750%, 11/21/2027		855	542
2.750%, 05/21/2041		1,042	559
2.500%, 05/21/2030		1,401	850
2.250%, 05/21/2028		33	20
1.750%, 06/21/2051		935	362
0.500%, 09/21/2026		2,364	1,408
Commonwealth Bank of Australia
0.125%, 10/15/2029	EUR	270	238
Glencore Capital Finance DAC MTN
0.750%, 03/01/2029		450	398
Glencore Finance Europe MTN
1.500%, 10/15/2026		120	120
National Australia Bank
5.000%, 03/11/2024	AUD	750	499
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	217
New South Wales Treasury
2.000%, 03/08/2033	AUD	1,215	639
Westpac Banking MTN
1.250%, 01/14/2033	EUR	310	276
			10,520

Austria — 1.0%
Republic of Austria Government Bond (A)
4.150%, 03/15/2037		561	682
2.900%, 02/20/2033		256	276
2.400%, 05/23/2034		110	113
2.100%, 09/20/2117		50	40
1.850%, 05/23/2049		545	467
0.850%, 06/30/2120		87	39
0.750%, 10/20/2026		865	876
0.023%, 02/20/2031		730	635
0.000%, 04/20/2025 (B)		647	665
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		663	810
			4,603

Belgium — 1.2%
Ageas
1.875%, 11/24/2051 (C)		200	158
Anheuser-Busch InBev MTN
9.750%, 07/30/2024	GBP	250	329

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
KBC Group
5.796%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/19/2029 (A)(C)		$202	$201
4.250%, EUR Swap Annual 5 Yr + 3.594% (C)(D)	EUR	200	188
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		470	577
3.750%, 06/22/2045		419	486
3.000%, 06/22/2034 (A)		580	627
1.700%, 06/22/2050 (A)		250	193
1.600%, 06/22/2047 (A)		351	274
1.400%, 06/22/2053 (A)		315	219
1.000%, 06/22/2026 (A)		370	380
1.000%, 06/22/2031 (A)		490	462
0.350%, 06/22/2032 (A)		944	818
0.007%, 10/22/2031 (A)		266	228
0.000%, 10/22/2027 (A)(B)		459	442
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	82
			5,664

Brazil — 0.0%
OEC Finance
7.125%cash/0% PIK, 12/26/2046		$195	13
4.375%cash/0% PIK, 10/25/2029		119	4
			17

Canada — 7.4%
Bank of Nova Scotia
0.010%, 03/18/2025	EUR	326	332
Bell Telephone of Canada or Bell Canada MTN
4.700%, 09/11/2023	CAD	80	60
3.000%, 03/17/2031		651	427
Canada Housing Trust No. 1
2.250%, 12/15/2025 (A)		1,325	949
Canadian Government Bond
5.750%, 06/01/2033		621	566
3.500%, 12/01/2045		556	441
3.250%, 09/01/2028		2,468	1,834
2.750%, 12/01/2048		400	282
2.750%, 12/01/2048		19	13
2.500%, 06/01/2024		1,270	939
2.250%, 06/01/2029		2,172	1,541
1.750%, 12/01/2053		517	288
1.500%, 06/01/2026		6,646	4,674
1.500%, 06/01/2031		268	177
0.500%, 12/01/2030		1,028	632
Canadian Pacific Railway
1.350%, 12/02/2024		$805	756
Canadian When Issued Government Bond
2.000%, 12/01/2051	CAD	450	269

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
CDP Financial
1.125%, 04/06/2027 (A)	EUR	1,062	$1,057
CPPIB Capital MTN
0.250%, 04/06/2027		1,765	1,705
Enbridge Pipelines MTN
2.820%, 05/12/2031	CAD	400	258
OMERS Finance Trust (A)
4.000%, 04/20/2028		$250	242
3.500%, 04/19/2032		555	508
Ontario Teachers' Finance Trust
2.000%, 04/16/2031 (A)		1,914	1,586
1.850%, 05/03/2032 (A)	EUR	444	422
0.500%, 05/06/2025		1,066	1,091
Ontario Teachers' Finance Trust MTN
0.100%, 05/19/2028		772	711
Province of Alberta Canada
0.500%, 04/16/2025		400	412
Province of British Columbia Canada
4.200%, 07/06/2033		$505	503
2.950%, 12/18/2028	CAD	1,653	1,185
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,088
4.650%, 06/02/2041		540	434
2.800%, 06/02/2048		2,200	1,330
2.700%, 06/02/2029		2,299	1,621
2.400%, 06/02/2026		585	418
Province of Ontario Canada MTN
0.250%, 12/15/2026	GBP	2,337	2,459
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	635
3.500%, 12/01/2048		520	357
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	568	366
Royal Bank of Canada MTN
1.125%, 12/15/2025	GBP	230	256
TELUS
5.250%, 11/15/2032	CAD	482	365
Toronto-Dominion Bank
5.103%, 01/09/2026		$250	249
TransCanada PipeLines
5.330%, 05/12/2032	CAD	241	182
			33,620

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd
0.000%, 09/10/2058 (E)		$311	2

China — 10.4%
Agricultural Development Bank of China
3.740%, 07/12/2029	CNY	8,500	1,234
China Development Bank
4.880%, 02/09/2028		10,600	1,599
3.700%, 10/20/2030		9,430	1,372

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.660%, 03/01/2031	CNY	4,680	$680
3.650%, 05/21/2029		18,120	2,614
3.480%, 01/08/2029		23,680	3,382
3.400%, 01/08/2028		7,190	1,021
3.390%, 07/10/2027		16,630	2,354
3.230%, 01/10/2025		11,360	1,585
3.120%, 09/13/2031		9,540	1,335
China Government Bond
3.810%, 09/14/2050		19,820	3,078
3.720%, 04/12/2051		37,650	5,774
3.530%, 10/18/2051		2,650	394
2.850%, 06/04/2027		10,790	1,509
2.750%, 02/17/2032		16,390	2,258
2.640%, 01/15/2028		19,040	2,644
2.620%, 09/25/2029		37,340	5,128
2.600%, 09/01/2032		11,530	1,569
2.460%, 02/15/2026		12,870	1,781
2.370%, 01/20/2027		10,830	1,489
2.180%, 08/25/2025		26,340	3,621
Export-Import Bank of China
3.180%, 03/11/2032		4,450	624
Prosus NV MTN
2.031%, 08/03/2032	EUR	245	189
1.985%, 07/13/2033 (A)		320	239
			47,473

Colombia — 1.2%
Colombian TES
10.000%, 07/24/2024	COP	2,757,800	661
9.250%, 05/28/2042		828,200	177
7.750%, 09/18/2030		5,638,800	1,201
7.500%, 08/26/2026		1,565,300	352
7.250%, 10/18/2034		3,974,900	768
7.000%, 03/26/2031		1,906,700	385
7.000%, 06/30/2032		3,506,900	688
6.250%, 07/09/2036		481,100	83
6.000%, 04/28/2028		2,966,000	609
5.750%, 11/03/2027		1,919,300	396
			5,320

Czech Republic — 0.2%
Czech Republic Government Bond
2.500%, 08/25/2028	CZK	14,630	607
2.000%, 10/13/2033		700	26
1.200%, 03/13/2031		8,010	292
			925

Denmark — 0.2%
Denmark Government Bond
4.500%, 11/15/2039	DKK	2,040	368
0.000%, 11/15/2031 (B)		2,049	241
Kommunekredit MTN
0.125%, 09/26/2040	EUR	275	179
			788

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Finland — 0.4%
Finland Government Bond (A)
2.625%, 07/04/2042	EUR	139	$142
1.125%, 04/15/2034		476	430
0.875%, 09/15/2025		355	368
0.125%, 04/15/2052		135	69
Nordea Bank Abp MTN
6.125%, USD Swap Semi 30/360 5 Yr Curr + 3.388% (C)(D)		$200	189
Nordea Kiinnitysluottopankki MTN
0.250%, 03/18/2026	EUR	480	477
			1,675

France — 5.5%
BNP Paribas
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.340% (C)(D)		$240	171
2.159%, U.S. SOFR + 1.218%, 09/15/2029 (A)(C)		360	300
BNP Paribas MTN
3.375%, 01/23/2026	GBP	490	573
BNP Paribas Home Loan SFH
0.375%, 05/07/2025	EUR	400	409
BPCE
1.000%, 01/20/2026 (A)		$950	846
BPCE MTN
2.000%, 06/05/2025	AUD	440	271
Caisse d'Amortissement de la Dette Sociale MTN
3.000%, 05/25/2028	EUR	500	541
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		100	107
0.500%, 01/19/2026		500	503
Cie de Financement Foncier
0.375%, 12/11/2024		300	311
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	483
CNP Assurances MTN
2.500%, 06/30/2051 (C)	EUR	200	174
Credit Agricole Assurances
4.750%, 09/27/2048 (C)		200	209
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	281
0.500%, 02/19/2026		300	301
0.250%, 02/23/2024		700	747
Dexia Credit Local MTN
0.625%, 02/03/2024		200	214
0.500%, 01/17/2025		300	311
0.000%, 05/29/2024 (B)		1,200	1,264

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Electricite de France MTN
7.500%, EUR Swap Annual 5 Yr + 4.860% (C)(D)	EUR	200	$221
5.375%, EUR Swap Annual 12 Yr + 3.794% (C)(D)		200	213
4.000%, 11/12/2025		350	382
French Republic Government Bond OAT
5.750%, 10/25/2032		271	363
4.000%, 04/25/2055 (A)		139	173
3.000%, 05/25/2054 (A)		142	146
2.500%, 05/25/2030		135	144
2.500%, 05/25/2043 (A)		1,451	1,407
2.000%, 11/25/2032		857	867
1.750%, 06/25/2039 (A)		256	232
1.750%, 05/25/2066 (A)		84	62
1.500%, 05/25/2050 (A)		1,786	1,353
1.250%, 05/25/2036 (A)		240	211
1.000%, 05/25/2027		4,748	4,808
0.750%, 05/25/2052		202	120
0.750%, 05/25/2053 (A)		691	401
0.500%, 05/25/2040 (A)		696	495
0.000%, 02/25/2027 (B)		2,107	2,064
0.000%, 11/25/2029 (B)		504	460
SNCF Reseau MTN
4.250%, 10/07/2026		200	223
2.250%, 12/20/2047		300	250
2.000%, 02/05/2048		300	234
1.125%, 05/19/2027		300	301
1.125%, 05/25/2030		200	190
Societe Nationale SNCF
1.000%, 05/25/2040		700	503
TotalEnergies MTN
1.625% (C)(D)		270	244
TotalEnergies Capital International MTN
2.500%, 03/25/2026		400	422
Veolia Environnement
1.625% (C)(D)		300	285
Westfield America Management
2.625%, 03/30/2029	GBP	155	148
2.125%, 03/30/2025		210	242
			25,180

Germany — 3.8%
Bundesobligation
0.000%, 10/09/2026 (B)	EUR	3,135	3,123
Bundesrepublik Deutschland Bundesanleihe
3.250%, 07/04/2042		840	1,020
1.250%, 08/15/2048		1,335	1,156
0.000%, 05/15/2035 (B)		547	448
0.000%, 05/15/2036 (B)		1,748	1,394
Deutsche Bank MTN
1.000%, 11/19/2025 (C)		100	103

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Deutsche Bank NY
7.079%, U.S. SOFR + 3.650%, 02/10/2034 (C)		$245	$227
Deutsche Telekom MTN
1.750%, 12/09/2049	EUR	100	77
E.ON MTN
0.000%, 12/18/2023 (B)		550	590
Fresenius & KGaA MTN
5.000%, 11/28/2029		200	220
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	241,000	2,133
0.500%, 09/15/2027	EUR	510	498
Kreditanstalt fuer Wiederaufbau MTN
0.875%, 09/15/2026	GBP	2,600	2,857
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027	EUR	225	222
0.000%, 12/13/2028 (B)		1,085	1,002
Mercedes-Benz Finance North America
5.375%, 11/26/2025 (A)		$290	290
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (A)		775	700
Volkswagen Bank GmbH MTN
1.875%, 01/31/2024	EUR	400	431
Volkswagen Financial Services MTN
0.875%, 01/31/2028		150	140
Volkswagen International Finance
3.875% (C)(D)		300	274
Volkswagen Leasing GmbH MTN
1.125%, 04/04/2024		520	554
			17,459

Hungary — 0.1%
Hungary Government Bond
4.750%, 11/24/2032	HUF	65,060	161
4.500%, 03/23/2028		101,260	259
			420

Indonesia — 1.4%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	578
8.375%, 03/15/2034		31,922,000	2,448
7.500%, 06/15/2035		2,199,000	159
7.375%, 05/15/2048		13,040,000	923
7.000%, 09/15/2030		11,991,000	831
6.500%, 06/15/2025		2,225,000	150
6.500%, 02/15/2031		17,235,000	1,158
5.500%, 04/15/2026		5,153,000	342
			6,589

Ireland — 0.6%
AerCap Ireland Capital DAC
1.150%, 10/29/2023		$1,000	984

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
AIB Group MTN
4.263%, ICE LIBOR USD 3 Month + 1.874%, 04/10/2025 (A)(C)		$267	$261
Ireland Government Bond
1.500%, 05/15/2050	EUR	250	191
1.100%, 05/15/2029		671	663
1.000%, 05/15/2026		285	294
0.113%, 10/18/2031		304	263
			2,656

Israel — 0.1%
Israel Government Bond - Fixed
5.500%, 01/31/2042	ILS	675	217
2.000%, 03/31/2027		925	233
1.000%, 03/31/2030		593	135
			585

Italy — 5.1%
Enel
2.250% (C)(D)	EUR	322	303
Eni
3.375% (C)(D)		135	124
Intesa Sanpaolo MTN
0.750%, 12/04/2024		350	363
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,065	1,266
4.000%, 04/30/2035 (A)		2,330	2,514
3.850%, 12/15/2029		794	868
3.500%, 03/01/2030 (A)		527	566
3.400%, 04/01/2028		670	721
3.100%, 03/01/2040 (A)		495	467
2.800%, 12/01/2028		123	128
2.800%, 03/01/2067 (A)		292	228
2.700%, 03/01/2047 (A)		55	47
2.500%, 12/01/2032		355	345
2.450%, 09/01/2033 (A)		552	525
2.150%, 03/01/2072 (A)		76	49
2.000%, 02/01/2028		1,046	1,060
1.800%, 03/01/2041 (A)		247	189
1.750%, 05/30/2024		1,930	2,067
1.700%, 09/01/2051 (A)		507	331
1.500%, 04/30/2045 (A)		1,034	697
1.450%, 03/01/2036 (A)		529	427
1.100%, 04/01/2027		82	81
0.950%, 12/01/2031 (A)		2,340	2,024
0.950%, 06/01/2032		1,166	993
0.500%, 07/15/2028		2,352	2,191
0.019%, 04/01/2026		3,907	3,847
Societa Cattolica Di Assicurazione SPA
4.250%, 12/14/2047 (C)		200	209
UniCredit
3.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (A)(C)		$305	241

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
UniCredit MTN
1.250%, 06/16/2026 (C)	EUR	460	$470
			23,341

Japan — 16.2%
Development Bank of Japan
2.300%, 03/19/2026	JPY	180,000	1,318
Development Bank of Japan MTN
0.875%, 10/10/2025	EUR	1,145	1,167
Japan Finance Organization for Municipalities MTN
0.050%, 02/12/2027		720	689
Japan Government Five Year Bond
0.300%, 12/20/2027	JPY	129,350	906
Japan Government Forty Year Bond
0.400%, 03/20/2056		485,750	2,567
Japan Government Ten Year Bond
0.500%, 09/20/2024		1,039,450	7,246
0.400%, 06/20/2025		78,100	545
0.100%, 12/20/2026		894,850	6,223
0.100%, 09/20/2027		458,350	3,184
0.100%, 06/20/2028		245,400	1,701
0.100%, 12/20/2030		243,200	1,666
Japan Government Thirty Year Bond
2.300%, 03/20/2040		355,050	3,005
0.800%, 09/20/2047		491,400	3,167
0.400%, 12/20/2049		361,300	2,047
0.300%, 06/20/2046		74,600	434
0.300%, 06/20/2046		27,600	160
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		109,400	933
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		373,850	3,155
Japan Government Thirty Year Bond, Ser 33
2.000%, 09/20/2040		416,300	3,385
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		289,200	2,358
Japan Government Thirty Year Bond, Ser 37
1.900%, 09/20/2042		36,550	293
Japan Government Thirty Year Bond, Ser 38
1.800%, 03/20/2043		158,250	1,251
Japan Government Twenty Year Bond
1.800%, 09/20/2031		316,950	2,461
1.700%, 06/20/2033		795,900	6,188
1.400%, 09/20/2034		478,000	3,624
1.000%, 12/20/2035		34,400	249
0.900%, 06/20/2042		80,100	548
0.700%, 03/20/2037		38,450	267
0.600%, 09/20/2037		81,600	557
0.500%, 09/20/2036		557,400	3,786
0.200%, 06/20/2036		206,200	1,351

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033	JPY	21,450	$164
Japan Government Two Year Bond
0.005%, 06/01/2025		100,700	698
Japan Treasury Discount Bill
0.000%, 09/19/2023 (E)		100,700	697
0.000%, 09/25/2023 (E)		815,900	5,647
Nissan Motor
2.652%, 03/17/2026	EUR	165	168
NTT Finance
1.162%, 04/03/2026 (A)		$345	309
			74,114

Luxembourg — 0.1%
Blackstone Property Partners Europe Holdings Sarl MTN
2.000%, 10/20/2025	GBP	109	118
Vivion Investments Sarl
3.000%, 08/08/2024	EUR	200	173
			291

Malaysia — 1.2%
Malaysia Government Bond
4.392%, 04/15/2026	MYR	2,816	618
4.232%, 06/30/2031		2,626	576
4.065%, 06/15/2050		908	189
3.955%, 09/15/2025		2,751	595
3.885%, 08/15/2029		2,790	601
3.828%, 07/05/2034		3,332	701
3.757%, 05/22/2040		1,767	360
3.733%, 06/15/2028		2,316	498
3.502%, 05/31/2027		4,824	1,028
2.632%, 04/15/2031		1,040	204
			5,370

Mexico — 2.8%
Mexican Bonos
8.000%, 11/07/2047	MXN	28,301	1,507
8.000%, 07/31/2053		13,724	726
7.750%, 11/23/2034		22,761	1,238
7.750%, 11/13/2042		39,824	2,083
5.500%, 03/04/2027		26,450	1,374
Mexican Bonos, Ser M20
8.500%, 05/31/2029		19,969	1,153
7.750%, 05/29/2031		25,775	1,421
Mexican Bonos, Ser M30
10.000%, 11/20/2036		41,137	2,651
8.500%, 11/18/2038		3,530	200
Mexico Government International Bond
2.875%, 04/08/2039	EUR	280	229
			12,582

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Netherlands — 2.1%
ASR Nederland
3.375%, 05/02/2049 (C)	EUR	255	$241
BNG Bank MTN
0.000%, 01/20/2031 (B)		900	778
Cooperatieve Rabobank UA
4.375% (C)(D)		200	190
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	230
4.625%, 05/23/2029		290	323
1.250%, 05/31/2032	EUR	300	278
Heineken MTN
1.000%, 05/04/2026		335	339
ING Groep
6.500%, USD Swap Semi 30/360 5 Yr Curr + 4.446% (C)(D)		$200	187
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (C)		505	485
ING Groep MTN
2.125%, 05/26/2031 (C)	EUR	300	297
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036		281	244
0.625%, 01/18/2027		225	223
0.000%, 11/16/2026 (B)		1,067	1,039
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	292
2.500%, 01/15/2030		318	342
2.500%, 01/15/2033		874	938
2.500%, 07/15/2033		245	263
0.500%, 07/15/2026		390	395
0.240%, 01/15/2038		1,262	923
0.118%, 01/15/2052		421	223
0.000%, 01/15/2027 (B)		685	675
0.000%, 07/15/2031 (B)		692	611
			9,516

New Zealand — 1.4%
New Zealand Government Bond
4.250%, 05/15/2034	NZD	1,175	694
3.000%, 04/20/2029		345	195
2.750%, 04/15/2025		2,549	1,495
2.750%, 04/15/2037		2,111	1,030
2.750%, 05/15/2051		645	273
2.000%, 05/15/2032		1,410	702
1.750%, 05/15/2041		77	30
1.500%, 05/15/2031		1,712	837
0.250%, 05/15/2028		1,570	781
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	480
			6,517

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Norway — 1.5%
DNB Boligkreditt MTN
0.375%, 11/20/2024	EUR	795	$826
Equinor MTN
6.875%, 03/11/2031	GBP	185	256
Norway Government Bond (A)
3.000%, 08/15/2033	NOK	8,299	732
2.125%, 05/18/2032		5,160	425
2.000%, 04/26/2028		5,355	460
1.750%, 03/13/2025		268	24
1.750%, 02/17/2027		10,007	867
1.750%, 09/06/2029		6,471	538
1.500%, 02/19/2026		10,236	896
1.375%, 08/19/2030		9,406	750
1.250%, 09/17/2031		14,924	1,154
			6,928

Peru — 0.0%
Volcan Cia Minera SAA
4.375%, 02/11/2026 (A)		$10	7

Poland — 0.9%
Republic of Poland Government Bond
3.750%, 05/25/2027	PLN	3,382	777
2.750%, 04/25/2028		2,890	625
2.750%, 10/25/2029		3,091	648
2.500%, 07/25/2026		1,354	304
1.750%, 04/25/2032		3,543	635
1.250%, 10/25/2030		3,666	672
0.250%, 10/25/2026		2,272	469
			4,130

Portugal — 0.5%
EDP - Energias de Portugal
1.875%, 08/02/2081 (C)	EUR	300	287
Portugal Obrigacoes do Tesouro OT (A)
4.100%, 04/15/2037		452	526
1.950%, 06/15/2029		492	507
0.700%, 10/15/2027		735	730
			2,050

Romania — 0.1%
Romania Government Bond
8.250%, 09/29/2032	RON	435	105
7.900%, 02/24/2038		110	26
6.700%, 02/25/2032		625	136
3.650%, 07/28/2025		1,540	321
			588

Singapore — 2.7%
Singapore Government Bond
3.500%, 03/01/2027	SGD	3,682	2,743
3.375%, 09/01/2033		528	400
3.000%, 09/01/2024		3,890	2,848
2.875%, 09/01/2030		347	253

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.750%, 04/01/2042	SGD	301	$228
2.750%, 03/01/2046		200	153
2.625%, 08/01/2032		214	153
2.375%, 06/01/2025		4,769	3,445
2.250%, 08/01/2036		1,467	998
2.125%, 06/01/2026		1,790	1,276
1.875%, 10/01/2051		50	33
			12,530

Slovak Republic — 0.1%
Slovakia Government Bond
4.000%, 10/19/2032	EUR	389	434

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		556	562

South Africa — 0.1%
Anglo American Capital MTN
1.625%, 09/18/2025		415	429
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$230	205
			634

South Korea — 1.3%
Export-Import Bank of Korea
0.829%, 04/27/2025	EUR	399	411
Korea Housing Finance
0.010%, 06/29/2026 (A)		150	145
Korea Treasury Bond
3.375%, 06/10/2032	KRW	872,000	645
2.625%, 09/10/2035		700,180	475
2.000%, 06/10/2031		2,084,740	1,395
1.875%, 06/10/2029		496,110	339
1.500%, 12/10/2026		738,360	521
1.500%, 12/10/2030		1,713,530	1,114
1.250%, 03/10/2026		101,780	72
1.125%, 09/10/2025		1,184,330	850
			5,967

Spain — 4.2%
Banco Bilbao Vizcaya Argentaria
2.250%, 06/12/2024	EUR	200	215
Banco de Sabadell
0.625%, 11/07/2025 (C)		400	412
Banco Santander
5.294%, 08/18/2027		$200	196
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (C)		600	562
CaixaBank
5.875% (C)(D)	EUR	200	195
3.500%, GUKG1 + 2.100%, 04/06/2028 (C)	GBP	300	331

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.250%, 01/11/2027	EUR	300	$300
CaixaBank MTN
1.500%, GUKG1 + 1.320%, 12/03/2026 (C)	GBP	300	329
Grifols Escrow Issuer SA
3.875%, 10/15/2028 (A)	EUR	100	93
Iberdrola International BV
1.874% (C)(D)		400	392
Spain Government Bond
6.000%, 01/31/2029		80	99
4.700%, 07/30/2041 (A)		699	860
3.550%, 10/31/2033 (A)		2,204	2,425
3.450%, 07/30/2066 (A)		272	269
2.350%, 07/30/2033 (A)		396	394
1.950%, 07/30/2030 (A)		188	188
1.900%, 10/31/2052 (A)		580	418
1.850%, 07/30/2035 (A)		481	440
1.500%, 04/30/2027 (A)		393	402
1.400%, 04/30/2028 (A)		978	981
1.000%, 07/30/2042 (A)		944	647
0.850%, 07/30/2037 (A)		497	378
0.800%, 07/30/2029 (A)		703	664
0.600%, 10/31/2029 (A)		174	162
0.500%, 04/30/2030 (A)		353	321
0.054%, 01/31/2028 (A)		2,312	2,178
0.000%, 05/31/2024 (A)(B)		1,193	1,259
0.000%, 05/31/2025 (A)(B)		1,411	1,441
0.000%, 01/31/2026 (A)(B)		2,315	2,318
Telefonica Europe BV
4.375%, EUR Swap Annual 6 Yr + 4.107% (C)(D)		200	213
			19,082

Supra-National — 2.0%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	410,000	3,100
European Financial Stability Facility MTN
0.500%, 07/11/2025	EUR	1,420	1,459
European Investment Bank
2.875%, 01/12/2033		1,015	1,093
1.900%, 01/26/2026	JPY	50,000	362
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,159
0.250%, 10/14/2024	EUR	156	163
European Stability Mechanism MTN
1.000%, 09/23/2025		570	590
International Bank for Reconstruction & Development MTN (B)
0.000%, 01/15/2027		268	260
0.000%, 02/21/2030		33	29
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	755
			8,970

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Sweden — 1.1%
Balder Finland MTN
1.375%, 05/24/2030	EUR	380	$246
Heimstaden Bostad Treasury BV MTN
1.375%, 03/03/2027		380	311
0.250%, 10/13/2024		135	129
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	519
Samhallsbyggnadsbolaget i Norden MTN
1.125%, 09/04/2026	EUR	140	106
SBB Treasury MTN
1.125%, 11/26/2029		160	101
Skandinaviska Enskilda Banken MTN
0.250%, 06/20/2024		460	485
Stadshypotek
0.500%, 07/11/2025		1,470	1,500
Svenska Handelsbanken
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.048% (C)(D)		$200	154
Swedbank
5.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.134% (C)(D)		200	188
Swedbank Hypotek MTN
0.050%, 05/28/2025	EUR	195	198
Sweden Government Bond
0.750%, 05/12/2028	SEK	10,110	850
0.125%, 05/12/2031		5,545	423
			5,210

Switzerland — 0.5%
Government of Switzerland
1.500%, 04/30/2042	CHF	408	499
1.250%, 06/11/2024		739	823
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (A)(C)		$200	191
UBS Group MTN
3.250%, 04/02/2026 (C)	EUR	550	578
1.250%, EUSA1 + 0.750%, 07/17/2025 (C)		134	140
			2,231

Thailand — 0.4%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,455	527
4.675%, 06/29/2044		14,039	490
3.300%, 06/17/2038		3,522	104
2.750%, 06/17/2052		4,755	121
1.875%, 06/17/2049		3,746	80

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.600%, 12/17/2029	THB	10,718	$287
			1,609

United Kingdom — 5.6%
Annington Funding MTN
3.184%, 07/12/2029	GBP	355	359
Aptiv
1.500%, 03/10/2025	EUR	440	458
Aviva
6.125%, UK Govt Bonds 5 Year Note Generic Bid Yield + 2.850%, 11/14/2036 (C)	GBP	220	269
Barclays MTN
4.000%, 06/26/2029	AUD	500	284
BAT International Finance MTN
2.250%, 09/09/2052	GBP	100	50
BAT Netherlands Finance BV MTN
3.125%, 04/07/2028	EUR	160	166
BG Energy Capital MTN
5.125%, 12/01/2025	GBP	215	266
2.250%, 11/21/2029	EUR	400	395
BP Capital Markets (D)
3.625% (C)		281	266
3.250% (C)		612	615
Cadent Finance MTN
2.750%, 09/22/2046	GBP	100	73
2.625%, 09/22/2038		100	82
CCEP Finance Ireland DAC
0.500%, 09/06/2029	EUR	335	301
Centrica MTN
4.375%, 03/13/2029	GBP	179	205
CK Hutchison Europe Finance 21
0.750%, 11/02/2029	EUR	375	329
CK Hutchison Finance 16 II
0.875%, 10/03/2024		212	221
CK Hutchison Group Telecom Finance
2.625%, 10/17/2034	GBP	260	216
1.500%, 10/17/2031	EUR	330	285
CNH Industrial Finance Europe MTN
1.750%, 09/12/2025		130	135
CPUK Finance MTN
3.690%, 08/28/2028	GBP	100	107
3.588%, 08/28/2025		215	252
DS Smith MTN
1.375%, 07/26/2024	EUR	430	453
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	100	126
Heathrow Funding MTN
2.750%, 08/09/2049		315	232
HSBC Holdings
6.161%, U.S. SOFR + 1.970%, 03/09/2029 (C)		$235	237

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.000%, EUR Swap Annual 5 Yr + 5.338% (C)(D)	EUR	200	$216
3.000%, BPSW1 + 1.650%, 07/22/2028 (C)	GBP	167	182
2.013%, U.S. SOFR + 1.732%, 09/22/2028 (C)		$350	300
HSBC Holdings MTN
6.000%, 03/29/2040	GBP	70	78
Lloyds Banking Group
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.913% (C)(D)		$200	183
7.953%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.750%, 11/15/2033 (C)		245	266
4.716%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 08/11/2026 (C)		335	325
National Gas Transmission MTN
1.125%, 01/14/2033	GBP	430	347
National Grid Electricity Distribution West Midlands MTN
3.875%, 10/17/2024		230	283
Natwest Group
3.622%, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.550%, 08/14/2030 (C)		410	480
Santander UK MTN
1.250%, 09/18/2024	EUR	500	527
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	116
Sky PLC MTN
2.250%, 11/17/2025	EUR	275	288
Standard Chartered
6.783%, ICE LIBOR USD 3 Month + 1.510%, 07/30/2171 (A)(C)(D)		$500	460
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	148
United Kingdom Gilt
4.500%, 12/07/2042		126	160
4.250%, 12/07/2040		115	142
4.250%, 12/07/2046		476	583
4.250%, 12/07/2049		375	461
4.125%, 01/29/2027		889	1,090
3.750%, 01/29/2038		1,342	1,566
3.750%, 10/22/2053		1,309	1,479
3.500%, 01/22/2045		1,084	1,185
3.250%, 01/22/2044		426	450
2.500%, 07/22/2065		993	852
1.250%, 10/22/2041		163	124
1.250%, 07/31/2051		3,381	2,130
0.875%, 10/22/2029		1,668	1,700
0.500%, 10/22/2061		1,407	566

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.375%, 10/22/2026	GBP	1,778	$1,937
Vodafone Group MTN
4.200%, 12/13/2027	AUD	780	490
			25,496

United States — 7.0%
Air Products and Chemicals
4.000%, 03/03/2035	EUR	280	309
Aircastle
4.250%, 06/15/2026		$4	4
4.125%, 05/01/2024		22	21
Altria Group
3.125%, 06/15/2031	EUR	310	291
2.200%, 06/15/2027		330	334
American Honda Finance
1.950%, 10/18/2024		159	169
American Medical Systems Europe BV
1.375%, 03/08/2028		250	245
American Tower
1.300%, 09/15/2025		$535	484
0.875%, 05/21/2029	EUR	420	373
Amgen
5.150%, 03/02/2028		$205	205
AT&T
3.950%, 04/30/2031	EUR	108	117
2.875% (C)(D)		200	201
1.650%, 02/01/2028		$870	747
Bank of America MTN
3.384%, U.S. SOFR + 1.330%, 04/02/2026 (C)		700	671
2.375%, 06/19/2024	EUR	835	896
Becton Dickinson Euro Finance Sarl
1.336%, 08/13/2041		300	209
1.213%, 02/12/2036		129	101
0.334%, 08/13/2028		280	256
Berkshire Hathaway
0.500%, 01/15/2041		170	106
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	107
Booking Holdings
4.500%, 11/15/2031	EUR	123	138
2.375%, 09/23/2024		355	379
0.500%, 03/08/2028		110	103
Boston Scientific
0.625%, 12/01/2027		410	391
Capital One Financial
1.650%, 06/12/2029		570	504
CCO Holdings
4.500%, 06/01/2033 (A)		$127	100
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971% (C)(D)		254	243

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	$317
0.875%, 06/15/2027		115	111
0.300%, 12/15/2024		190	195
Citigroup
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597% (C)(D)		$71	61
Citigroup MTN
0.500%, 10/08/2027 (C)	EUR	505	485
Comcast
0.250%, 05/20/2027		190	181
0.000%, 09/14/2026 (B)		550	530
Consolidated Edison
0.650%, 12/01/2023		$1,065	1,043
Corning
3.875%, 05/15/2026	EUR	162	175
Delta Airlines
4.500%, 10/20/2025 (A)		$196	191
DH Europe Finance II
1.800%, 09/18/2049	EUR	105	76
Digital Dutch Finco BV
0.625%, 07/15/2025		136	135
Digital Intrepid Holding BV
0.625%, 07/15/2031		410	310
Discovery Communications
3.900%, 11/15/2024		$665	645
Eli Lilly
5.000%, 02/27/2026		590	590
1.375%, 09/14/2061	EUR	195	112
Exxon Mobil
0.835%, 06/26/2032		600	507
Fiserv
4.500%, 05/24/2031		218	239
1.625%, 07/01/2030		258	239
GE Capital UK Funding Unlimited MTN
5.875%, 01/18/2033	GBP	160	196
General Motors Financial MTN
1.694%, 03/26/2025	EUR	277	289
Gilead Sciences
0.750%, 09/29/2023		$545	539
Global Payments
4.875%, 03/17/2031	EUR	359	389
Goldman Sachs Group MTN
2.125%, 09/30/2024		545	581
0.250%, 01/26/2028		292	266
Haleon US Capital LLC
3.024%, 03/24/2024		$265	259
Harley-Davidson Financial Services
6.500%, 03/10/2028 (A)		341	341
Honeywell International
4.125%, 11/02/2034	EUR	620	684

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Intel
4.875%, 02/10/2026		$250	$249
International Business Machines
3.625%, 02/06/2031	EUR	275	296
0.300%, 02/11/2028		240	224
JPMorgan Chase MTN
1.963%, Euribor 3 Month + 1.130%, 03/23/2030 (C)		255	245
Kraft Heinz Foods
2.250%, 05/25/2028		175	176
Kyndryl Holdings
2.050%, 10/15/2026		$455	393
McKesson
3.125%, 02/17/2029	GBP	315	340
Medtronic Global Holdings SCA
1.375%, 10/15/2040	EUR	110	80
1.125%, 03/07/2027		400	397
0.250%, 07/02/2025		115	117
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)		$280	281
Mondelez International
0.250%, 03/17/2028	EUR	470	436
Mondelez International Holdings Netherlands BV
0.625%, 09/09/2032 (A)		450	374
Morgan Stanley
4.813%, Euribor 3 Month + 1.762%, 10/25/2028 (C)		435	479
0.406%, 10/29/2027 (C)		370	352
Morgan Stanley MTN
5.527%, U.S. SOFR + 0.455%, 01/25/2024 (C)		$1,000	999
MPT Operating Partnership
3.325%, 03/24/2025	EUR	145	142
National Grid North America MTN
1.000%, 07/12/2024		300	317
Philip Morris International
1.450%, 08/01/2039		115	77
0.625%, 11/08/2024		285	297
Philip Morris International MTN
2.875%, 03/03/2026		170	180
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		$315	287
Prologis Euro Finance
0.375%, 02/06/2028	EUR	286	261
Public Storage
0.500%, 09/09/2030		260	219
Realty Income
1.125%, 07/13/2027	GBP	385	392
Regal Rexnord (A)
6.400%, 04/15/2033		$100	100
6.300%, 02/15/2030		85	85

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Sabra Health Care LP
3.900%, 10/15/2029		$241	$196
Southern
1.875%, 09/15/2081 (C)	EUR	200	170
Starbucks
5.523%, SOFRINDX + 0.420%, 02/14/2024 (C)		$330	330
Thermo Fisher Scientific Finance I BV
0.800%, 10/18/2030	EUR	260	232
0.000%, 11/18/2025 (B)		206	205
Time Warner Cable
5.750%, 06/02/2031	GBP	295	343
Toyota Motor Credit MTN
0.625%, 11/21/2024	EUR	465	485
TWDC Enterprises 18
2.758%, 10/07/2024	CAD	800	584
UnitedHealth Group
1.250%, 01/15/2026		$175	160
US Bancorp
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (C)		74	69
Verizon Communications
4.250%, 10/31/2030	EUR	310	342
2.100%, 03/22/2028		$445	391
1.125%, 11/03/2028	GBP	240	237
Verizon Communications MTN
4.050%, 02/17/2025	AUD	680	444
VF
0.250%, 02/25/2028	EUR	395	358
Visa
2.000%, 06/15/2029		362	365
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740% (A)(C)(D)		$68	59
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453% (C)(D)		132	116
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	430
0.500%, 04/26/2024	EUR	500	529
Welltower OP LLC
4.500%, 12/01/2034	GBP	140	145
Western Digital
2.850%, 02/01/2029		$32	26
Western Union
2.750%, 03/15/2031		355	280

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
WPC Eurobond BV
1.350%, 04/15/2028	EUR	530	$491
			32,172

Total Global Bonds
(Cost $483,555) ($ Thousands)			423,827

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bill
5.511%, 10/12/2023 (F)		$15,618	15,391
U.S. Treasury Inflation Indexed Bonds
1.125%, 01/15/2033		595	580
0.125%, 10/15/2026		1,550	1,609

Total U.S. Treasury Obligations
(Cost $17,707) ($ Thousands)			17,580

CORPORATE OBLIGATIONS — 0.5%
United Kingdom — 0.1%
Barclays
7.119%, U.S. SOFR + 3.570%, 06/27/2034 (C)		233	233

United States — 0.4%
Cheniere Energy Partners
5.950%, 06/30/2033 (A)		176	177
Corebridge Financial
3.500%, 04/04/2025		330	314
GE HealthCare Technologies
5.550%, 11/15/2024		435	433
John Deere Capital MTN
4.750%, 06/08/2026		230	230
LKQ (A)
6.250%, 06/15/2033		133	134
5.750%, 06/15/2028		152	151
Ovintiv
6.250%, 07/15/2033		68	67
5.650%, 05/15/2028		44	43
Pfizer Investment Enterprises Pte
4.450%, 05/19/2026		340	336
			1,885

Total Corporate Obligations
(Cost $2,138) ($ Thousands)			2,118

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 0.3%
Other Asset-Backed Securities — 0.3%

Elmwood CLO XII, Ser 2021-5A, Cl D
8.300%, ICE LIBOR USD 3 Month + 3.050%, 01/20/2035 (A)(C)		$750	$715
Neuberger Berman Loan Advisers Euro CLO 3 DAC, Ser 2022-3A, Cl D
6.461%, Euribor 3 Month + 3.200%, 10/25/2034 (A)(C)	EUR	663	634

Total Asset-Backed Securities
(Cost $1,507) ($ Thousands)			1,349

COMMERCIAL PAPER — 0.3%
Alimentation Couche-Tard Inc
5.158%, 07/17/2023		1,300	1,297

Total Commercial Paper
(Cost $1,297) ($ Thousands)			1,297

MORTGAGE-BACKED SECURITIES — 0.0%
Agency Mortgage-Backed Obligation — 0.0%
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
10.150%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(C)		$6	6

Non-Agency Mortgage-Backed Obligation — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
4.010%, 09/25/2034(C)		6	5
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
3.983%, 12/25/2034(C)		18	17
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)		32	32

			54
Total Mortgage-Backed Securities
(Cost $62) ($ Thousands)			60

Total Investments in Securities — 97.7%
(Cost $506,266) ($ Thousands)			$446,231

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	32	Sep-2023	$2,536	$2,475	$(18)
Australian 3-Year Bond	13	Sep-2023	937	914	(5)
Canadian 5-Year Bond	70	Sep-2023	5,730	5,827	(48)
Canadian 10-Year Bond	1	Sep-2023	91	93	1
Euro-Bobl	56	Sep-2023	7,042	7,069	(62)
Euro-BTP	1	Sep-2023	123	127	2
Euro-Bund	31	Sep-2023	4,473	4,523	(12)
Euro-Buxl	1	Sep-2023	153	152	–
Euro-Buxl	10	Sep-2023	1,451	1,523	45
Euro-OAT	38	Sep-2023	5,232	5,323	(1)
Japanese 10-Year Bond	16	Sep-2023	16,939	16,444	38
Korea 10-Year Bond	66	Sep-2023	5,745	5,558	(2)
Korea 3-Year Bond	52	Sep-2023	4,253	4,094	(12)
Long Gilt 10-Year Bond	74	Sep-2023	8,838	8,966	(77)
U.S. 5-Year Treasury Note	25	Oct-2023	2,727	2,677	(50)
U.S. 10-Year Treasury Note	38	Sep-2023	4,309	4,266	(43)
U.S. Long Treasury Bond	21	Sep-2023	2,642	2,665	23
U.S. Ultra Long Treasury Bond	2	Sep-2023	273	272	(1)
			73,494	72,968	(222)
Short Contracts
Canadian 5-Year Bond	(24)	Sep-2023	$(1,961)	$(1,998)	$21
Canadian 10-Year Bond	(1)	Sep-2023	(91)	(93)	1
Euro-BTP	(14)	Sep-2023	(1,745)	(1,773)	2
Euro-Bund	(6)	Sep-2023	(866)	(875)	1
Euro-OAT	(10)	Sep-2023	(1,377)	(1,401)	2
Euro-Schatz	(83)	Sep-2023	(9,411)	(9,494)	79
Japanese 10-Year Bond	(4)	Sep-2023	(4,256)	(4,111)	(19)
Japanese 10-Year Government Bond E-MINI	(35)	Sep-2023	(3,712)	(3,595)	(9)
U.S. 2-Year Treasury Note	(72)	Oct-2023	(14,794)	(14,641)	154
U.S. 5-Year Treasury Note	(58)	Oct-2023	(6,301)	(6,211)	90
U.S. Ultra Long Treasury Bond	(8)	Sep-2023	(1,069)	(1,090)	(21)
Ultra 10-Year U.S. Treasury Note	(66)	Sep-2023	(7,885)	(7,817)	68
			(53,468)	(53,099)	369
			$20,026	$19,869	$147

A list of the forward foreign currency contracts held by the Fund at June 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/07/23	USD	135	ZAR	2,530	$(2)
Bank of America	07/07/23	USD	227	AUD	330	(7)
Bank of America	07/07/23	EUR	296	USD	318	(5)
Bank of America	07/07/23	NOK	380	USD	34	(1)
Bank of America	07/07/23	CHF	415	USD	460	(4)
Bank of America	07/07/23	USD	228	SEK	2,470	1
Bank of America	07/07/23	USD	231	SEK	2,460	(3)
Bank of America	07/07/23	USD	576	EUR	538	10
Bank of America	07/07/23	AUD	340	USD	231	5
Bank of America	07/07/23	AUD	350	USD	228	(5)
Bank of America	07/07/23	USD	881	GBP	710	22
Bank of America	07/07/23	CAD	300	USD	227	—
Bank of America	07/07/23	CAD	620	USD	455	(13)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/07/23	USD	1,144	CHF	1,030	$8
Bank of America	07/07/23	USD	2,272	JPY	315,915	(86)
Bank of America	07/07/23	JPY	83,588	USD	599	20
Bank of America	07/13/23	USD	228	CNY	1,558	(13)
Bank of America	01/24/24	USD	231	CNY	1,558	(12)
Bank of America	01/24/24	CNY	1,558	USD	235	16
Bank of America	04/10/24	CNY	1,558	USD	232	12
Barclays PLC	07/07/23	USD	8	PLN	35	—
Barclays PLC	07/07/23	USD	69	JPY	9,600	(3)
Barclays PLC	07/07/23	USD	113	MXN	1,950	1
Barclays PLC	07/07/23	USD	226	EUR	212	5
Barclays PLC	07/07/23	USD	57	EUR	52	—
Barclays PLC	07/07/23	USD	290	CHF	260	1
Barclays PLC	07/07/23	AUD	366	USD	242	(1)
Barclays PLC	07/07/23	NZD	375	USD	228	(2)
Barclays PLC	07/07/23	RON	561	USD	121	(2)
Barclays PLC	07/07/23	GBP	378	USD	482	1
Barclays PLC	07/07/23	GBP	212	USD	263	(7)
Barclays PLC	07/07/23	USD	454	GBP	363	7
Barclays PLC	07/07/23	USD	228	GBP	178	(2)
Barclays PLC	07/07/23	NOK	1,240	USD	115	(1)
Barclays PLC	07/07/23	USD	1,581	THB	56,299	8
Barclays PLC	07/07/23	USD	113	THB	3,900	(3)
Barclays PLC	07/07/23	ILS	2,341	USD	633	2
Barclays PLC	07/07/23	PLN	3,131	USD	744	(26)
Barclays PLC	07/07/23	USD	3,807	AUD	5,746	18
Barclays PLC	07/07/23	CAD	11,260	USD	8,295	(215)
Barclays PLC	07/07/23	SEK	15,396	USD	1,432	7
Barclays PLC	07/07/23	ZAR	15,870	USD	819	(21)
Barclays PLC	07/07/23	HUF	19,500	USD	57	—
Barclays PLC	07/07/23	THB	62,147	USD	1,796	42
Barclays PLC	07/07/23	JPY	64,400	USD	456	10
Barclays PLC	08/04/23	USD	243	AUD	366	1
Barclays PLC	08/04/23	RON	561	USD	123	(1)
Barclays PLC	08/04/23	USD	2,033	CNY	14,751	8
Barclays PLC	08/04/23	AUD	5,746	USD	3,810	(18)
Barclays PLC	08/04/23	CNY	14,133	USD	1,950	(5)
Barclays PLC	08/04/23	JPY	33,000	USD	230	—
Barclays PLC	08/04/23	THB	56,299	USD	1,584	(10)
BMO Capital	09/25/23	JPY	491,250	USD	3,482	38
BNP Paribas	07/07/23	GBP	184	USD	229	(5)
BNP Paribas	07/07/23	USD	229	AUD	350	5
BNP Paribas	07/07/23	AUD	340	USD	226	—
BNP Paribas	07/07/23	NZD	389	USD	237	(2)
BNP Paribas	07/07/23	USD	456	CAD	620	13
BNP Paribas	07/07/23	CZK	569	USD	26	—
BNP Paribas	07/07/23	USD	257	GBP	204	3
BNP Paribas	07/07/23	USD	344	GBP	270	(1)
BNP Paribas	07/07/23	USD	520	CHF	469	4

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/07/23	USD	460	CHF	410	$(2)
BNP Paribas	07/07/23	CHF	205	USD	229	—
BNP Paribas	07/07/23	CHF	1,372	USD	1,521	(13)
BNP Paribas	07/07/23	USD	2,063	EUR	1,916	27
BNP Paribas	07/07/23	USD	115	EUR	105	—
BNP Paribas	07/07/23	ZAR	2,480	USD	135	3
BNP Paribas	07/07/23	USD	3,974	JPY	553,066	(146)
BNP Paribas	07/07/23	MYR	8,957	USD	1,941	21
BNP Paribas	07/07/23	EUR	314	USD	343	1
BNP Paribas	07/07/23	EUR	63,991	USD	68,863	(958)
BNP Paribas	07/07/23	CNY	176,791	USD	25,029	682
BNP Paribas	07/07/23	HUF	417,473	USD	1,188	(33)
BNP Paribas	07/07/23	JPY	6,643,418	USD	47,878	1,898
BNP Paribas	07/20/23	PLN	3,492	USD	832	(26)
BNP Paribas	07/31/23	USD	1,141	EUR	1,040	(6)
BNP Paribas	08/04/23	NZD	9	USD	6	—
BNP Paribas	08/04/23	USD	110	CHF	99	1
BNP Paribas	08/04/23	CHF	1,167	USD	1,302	(7)
BNP Paribas	08/04/23	USD	1,935	JPY	278,666	3
BNP Paribas	08/04/23	ILS	2,341	USD	632	—
BNP Paribas	08/04/23	MYR	8,957	USD	1,922	(8)
BNP Paribas	08/04/23	JPY	6,677,383	USD	46,363	(72)
BNP Paribas	09/13/23	SEK	4,628	USD	433	3
Brown Brothers Harriman	07/07/23	USD	92	CNY	650	(3)
Brown Brothers Harriman	07/07/23	CNY	1,797	USD	259	12
Brown Brothers Harriman	07/13/23	USD	403	SGD	536	(7)
Brown Brothers Harriman	07/13/23	SGD	553	USD	415	6
Brown Brothers Harriman	07/20/23	USD	415	PLN	1,732	12
Brown Brothers Harriman	07/20/23	PLN	1,747	USD	418	(12)
Brown Brothers Harriman	07/21/23	USD	531	GBP	427	11
Brown Brothers Harriman	07/21/23	GBP	742	USD	935	(8)
Brown Brothers Harriman	07/31/23	EUR	1,595	USD	1,724	(18)
Brown Brothers Harriman	07/31/23	USD	2,834	EUR	2,621	29
Brown Brothers Harriman	07/31/23	USD	439	EUR	401	(1)
Brown Brothers Harriman	08/24/23	USD	127	NZD	206	(1)
Brown Brothers Harriman	08/24/23	USD	165	CAD	221	2
Brown Brothers Harriman	08/24/23	CAD	600	USD	456	2
Brown Brothers Harriman	08/25/23	USD	29	AUD	43	—
Brown Brothers Harriman	08/25/23	AUD	633	USD	419	(2)
Brown Brothers Harriman	09/13/23	SEK	502	USD	47	1
CIBC	09/19/23	JPY	100,700	USD	720	15
Citigroup	07/07/23	USD	116	CAD	155	1
Citigroup	07/07/23	USD	226	JPY	31,700	(7)
Citigroup	07/07/23	USD	228	GBP	181	2
Citigroup	07/07/23	USD	228	CHF	205	1
Citigroup	07/07/23	USD	229	NOK	2,450	—
Citigroup	07/07/23	USD	228	SEK	2,470	1
Citigroup	07/07/23	USD	114	SEK	1,220	(1)
Citigroup	07/07/23	CHF	610	USD	685	3

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/07/23	CHF	205	USD	229	$(1)
Citigroup	07/07/23	USD	2,528	EUR	2,351	38
Citigroup	07/07/23	RON	2,713	USD	587	(10)
Citigroup	07/07/23	USD	5,845	MXN	100,107	(10)
Citigroup	07/07/23	NOK	3,670	USD	345	3
Citigroup	07/07/23	NOK	5,010	USD	460	(7)
Citigroup	07/07/23	SEK	2,450	USD	229	2
Citigroup	07/07/23	SEK	9,300	USD	855	(5)
Citigroup	08/04/23	GBP	181	USD	229	(1)
Citigroup	08/04/23	USD	228	EUR	210	1
Citigroup	08/04/23	RON	2,713	USD	593	(3)
Citigroup	08/04/23	MXN	100,107	USD	5,814	13
Citigroup	08/24/23	USD	650	CAD	861	1
Commonwealth Bank Of Australia	08/04/23	JPY	114,649	USD	797	(1)
Credit Agricole	07/07/23	USD	228	CHF	205	1
Credit Agricole	07/07/23	CAD	416	USD	306	(8)
Credit Agricole	07/07/23	USD	625	MXN	10,834	7
Credit Agricole	07/07/23	USD	342	MXN	5,860	(1)
Credit Agricole	07/07/23	MXN	11,740	USD	683	(1)
Deutsche Bank	07/31/23	EUR	14,365	USD	15,521	(172)
Deutsche Bank	08/16/23	EUR	12,318	USD	13,476	9
Goldman Sachs	07/07/23	USD	167	ZAR	3,290	7
Goldman Sachs	07/07/23	GBP	184	USD	229	(5)
Goldman Sachs	07/07/23	USD	224	AUD	335	(1)
Goldman Sachs	07/07/23	USD	229	SEK	2,480	1
Goldman Sachs	07/07/23	USD	229	CAD	305	1
Goldman Sachs	07/07/23	USD	227	GBP	184	7
Goldman Sachs	07/07/23	USD	61	GBP	48	—
Goldman Sachs	07/07/23	USD	457	CHF	410	1
Goldman Sachs	07/07/23	EUR	209	USD	229	1
Goldman Sachs	07/07/23	EUR	451	USD	489	(3)
Goldman Sachs	07/07/23	USD	685	JPY	96,400	(18)
Goldman Sachs	07/07/23	CHF	825	USD	915	(8)
Goldman Sachs	07/07/23	USD	911	MXN	15,950	19
Goldman Sachs	07/07/23	USD	836	NOK	9,270	29
Goldman Sachs	07/07/23	USD	343	NOK	3,650	(3)
Goldman Sachs	07/07/23	CZK	1,260	USD	57	(1)
Goldman Sachs	07/07/23	THB	1,627	USD	47	1
Goldman Sachs	07/07/23	SEK	2,480	USD	232	2
Goldman Sachs	07/07/23	CNH	2,829	USD	408	19
Goldman Sachs	07/07/23	NOK	3,760	USD	342	(9)
Goldman Sachs	07/07/23	MXN	20,120	USD	1,131	(42)
Goldman Sachs	07/07/23	JPY	225,150	USD	1,597	39
Goldman Sachs	07/20/23	PLN	1,721	USD	413	(11)
Goldman Sachs	07/21/23	USD	756	GBP	599	6
Goldman Sachs	07/31/23	USD	342	EUR	311	(2)
Goldman Sachs	08/04/23	USD	115	NOK	1,230	—
Goldman Sachs	08/04/23	USD	229	AUD	345	—
Goldman Sachs	08/04/23	USD	231	CAD	305	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	08/04/23	USD	257	EUR	235	$—
Goldman Sachs	08/04/23	JPY	30,300	USD	211	—
Goldman Sachs	08/25/23	USD	555	AUD	831	(2)
Goldman Sachs	09/13/23	NOK	8,711	USD	809	(6)
Goldman Sachs	09/13/23	SEK	13,060	USD	1,207	(7)
HSBC	07/07/23	USD	745	CNH	5,110	(42)
HSBC	07/07/23	CNH	14,663	USD	2,132	116
JPMorgan Chase Bank	07/07/23	USD	101	THB	3,502	(2)
JPMorgan Chase Bank	07/07/23	USD	171	CNY	1,236	—
JPMorgan Chase Bank	07/07/23	GBP	182	USD	228	(3)
JPMorgan Chase Bank	07/07/23	CHF	205	USD	229	—
JPMorgan Chase Bank	07/07/23	EUR	211	USD	227	(3)
JPMorgan Chase Bank	07/07/23	USD	227	AUD	335	(4)
JPMorgan Chase Bank	07/07/23	USD	229	EUR	213	4
JPMorgan Chase Bank	07/07/23	USD	458	SEK	4,920	(3)
JPMorgan Chase Bank	07/07/23	CAD	300	USD	228	1
JPMorgan Chase Bank	07/07/23	CAD	605	USD	454	(4)
JPMorgan Chase Bank	07/07/23	USD	908	CAD	1,210	6
JPMorgan Chase Bank	07/07/23	USD	940	NZD	1,550	10
JPMorgan Chase Bank	07/07/23	AUD	1,005	USD	683	14
JPMorgan Chase Bank	07/07/23	AUD	390	USD	259	(1)
JPMorgan Chase Bank	07/07/23	USD	913	GBP	733	19
JPMorgan Chase Bank	07/07/23	USD	623	GBP	489	(2)
JPMorgan Chase Bank	07/07/23	RON	1,562	USD	338	(6)
JPMorgan Chase Bank	07/07/23	USD	3,758	JPY	526,100	(116)
JPMorgan Chase Bank	07/07/23	THB	3,950	USD	114	3
JPMorgan Chase Bank	07/07/23	CNY	9,279	USD	1,302	24
JPMorgan Chase Bank	07/07/23	NOK	1,210	USD	114	1
JPMorgan Chase Bank	07/07/23	NOK	12,100	USD	1,099	(31)
JPMorgan Chase Bank	07/07/23	MXN	33,434	USD	1,883	(65)
JPMorgan Chase Bank	07/07/23	JPY	238,700	USD	1,710	58
JPMorgan Chase Bank	07/10/23	USD	1,465	CNY	9,977	(90)
JPMorgan Chase Bank	07/10/23	CNY	9,977	USD	1,374	(1)
JPMorgan Chase Bank	07/12/23	IDR	64,963,205	USD	4,323	(8)
JPMorgan Chase Bank	07/14/23	USD	68	EUR	62	—
JPMorgan Chase Bank	07/14/23	EUR	28,969	USD	31,029	(591)
JPMorgan Chase Bank	07/21/23	IDR	31,360,090	USD	2,108	19
JPMorgan Chase Bank	07/24/23	COP	4,268,866	USD	1,010	(8)
JPMorgan Chase Bank	07/26/23	USD	80	JPY	11,484	—
JPMorgan Chase Bank	07/26/23	JPY	2,384,302	USD	17,067	511
JPMorgan Chase Bank	07/31/23	EUR	707	USD	770	(2)
JPMorgan Chase Bank	07/31/23	PEN	3,888	USD	1,065	(5)
JPMorgan Chase Bank	08/03/23	EUR	209	USD	229	—
JPMorgan Chase Bank	08/03/23	USD	228	EUR	209	—
JPMorgan Chase Bank	08/04/23	RON	1,562	USD	342	(2)
JPMorgan Chase Bank	08/04/23	HUF	436,973	USD	1,266	(1)
JPMorgan Chase Bank	08/21/23	ILS	8,581	USD	2,363	46
JPMorgan Chase Bank	08/21/23	THB	90,159	USD	2,698	142
JPMorgan Chase Bank	09/05/23	CNY	50,597	USD	7,205	187

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/05/23	THB	104,118	USD	3,036	$80
JPMorgan Chase Bank	09/06/23	CZK	67,625	USD	3,049	(49)
JPMorgan Chase Bank	09/11/23	USD	33	CNY	230	(1)
JPMorgan Chase Bank	09/11/23	USD	49	KRW	63,527	(1)
JPMorgan Chase Bank	09/11/23	USD	113	SGD	151	(1)
JPMorgan Chase Bank	09/11/23	USD	415	MXN	7,194	(1)
JPMorgan Chase Bank	09/11/23	CHF	1,807	USD	2,013	(22)
JPMorgan Chase Bank	09/11/23	CAD	236	USD	180	1
JPMorgan Chase Bank	09/11/23	CAD	1,714	USD	1,270	(27)
JPMorgan Chase Bank	09/11/23	SEK	3,000	USD	283	4
JPMorgan Chase Bank	09/11/23	USD	3,350	GBP	2,681	58
JPMorgan Chase Bank	09/11/23	USD	50	GBP	39	—
JPMorgan Chase Bank	09/11/23	USD	3,941	NOK	43,861	165
JPMorgan Chase Bank	09/11/23	AUD	5,420	USD	3,589	(25)
JPMorgan Chase Bank	09/11/23	USD	7,763	SEK	84,084	49
JPMorgan Chase Bank	09/11/23	USD	3,409	SEK	36,489	(18)
JPMorgan Chase Bank	09/11/23	SGD	4,530	USD	3,388	32
JPMorgan Chase Bank	09/11/23	SGD	13,870	USD	10,277	(1)
JPMorgan Chase Bank	09/11/23	NZD	6	USD	4	—
JPMorgan Chase Bank	09/11/23	NZD	19,246	USD	11,564	(218)
JPMorgan Chase Bank	09/11/23	MXN	79,176	USD	4,458	(99)
JPMorgan Chase Bank	09/11/23	KRW	2,795,796	USD	2,127	(4)
JPMorgan Chase Bank	09/18/23	PLN	13,801	USD	3,320	(66)
JPMorgan Chase Bank	10/10/23	USD	1,384	CNY	9,977	3
Merrill Lynch	07/13/23	USD	835	CLP	658,005	(15)
Merrill Lynch	07/20/23	USD	413	PLN	1,727	11
Merrill Lynch	07/21/23	USD	556	GBP	434	(5)
Merrill Lynch	07/21/23	GBP	10,682	USD	13,309	(272)
Merrill Lynch	07/27/23	KRW	2,213,442	USD	1,668	(14)
Merrill Lynch	07/31/23	EUR	1,211	USD	1,303	(20)
Merrill Lynch	08/24/23	NZD	1,327	USD	805	(8)
Merrill Lynch	08/25/23	USD	798	AUD	1,206	5
Merrill Lynch	08/25/23	AUD	7,601	USD	5,162	96
Merrill Lynch	08/25/23	JPY	225,976	USD	1,582	5
Merrill Lynch	09/13/23	USD	816	NOK	8,576	(13)
Midland Walwyn Capital Inc.	07/07/23	RON	119	USD	26	—
Midland Walwyn Capital Inc.	07/07/23	AUD	345	USD	229	(1)
Midland Walwyn Capital Inc.	07/07/23	MYR	371	USD	80	1
Midland Walwyn Capital Inc.	07/07/23	USD	687	JPY	95,400	(27)
Midland Walwyn Capital Inc.	07/07/23	JPY	461,900	USD	3,289	92
Midland Walwyn Capital Inc.	08/04/23	USD	6	NOK	60	—
Midland Walwyn Capital Inc.	08/04/23	USD	9	PLN	35	—
Midland Walwyn Capital Inc.	08/04/23	RON	119	USD	26	—
Midland Walwyn Capital Inc.	08/04/23	MYR	371	USD	80	—
Midland Walwyn Capital Inc.	08/04/23	USD	972	EUR	895	6
Midland Walwyn Capital Inc.	08/04/23	PLN	3,131	USD	762	(8)
Midland Walwyn Capital Inc.	08/04/23	NOK	10,430	USD	970	(5)
Midland Walwyn Capital Inc.	08/04/23	EUR	1,918	USD	2,096	1
Midland Walwyn Capital Inc.	08/04/23	EUR	63,713	USD	69,212	(405)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Midland Walwyn Capital Inc.	08/04/23	CNY	184,834	USD	25,495	$(84)
Morgan Stanley	07/07/23	USD	124	EUR	115	2
Morgan Stanley	07/07/23	USD	228	NZD	375	1
Morgan Stanley	07/07/23	AUD	345	USD	228	(1)
Morgan Stanley	07/07/23	USD	454	CHF	405	(1)
Morgan Stanley	07/07/23	USD	457	AUD	675	(8)
Morgan Stanley	07/07/23	USD	516	RON	2,383	9
Morgan Stanley	07/07/23	CHF	205	USD	229	—
Morgan Stanley	07/07/23	CHF	825	USD	915	(7)
Morgan Stanley	07/07/23	EUR	1,434	USD	1,537	(28)
Morgan Stanley	07/07/23	USD	1,711	JPY	245,300	(14)
Morgan Stanley	07/07/23	SGD	3,344	USD	2,476	5
Morgan Stanley	07/07/23	CZK	20,349	USD	922	(12)
Morgan Stanley	07/07/23	MXN	44,217	USD	2,485	(92)
Morgan Stanley	07/07/23	CNH	128,517	USD	18,791	1,122
Morgan Stanley	07/07/23	JPY	226,300	USD	1,601	35
Morgan Stanley	07/12/23	EUR	12,318	USD	13,544	101
Morgan Stanley	07/13/23	CLP	663,658	USD	837	10
Morgan Stanley	07/21/23	CHF	1,487	USD	1,666	1
Morgan Stanley	07/27/23	USD	1,672	KRW	2,207,045	5
Morgan Stanley	07/31/23	EUR	12,318	USD	13,299	(157)
Morgan Stanley	08/04/23	EUR	214	USD	234	—
Morgan Stanley	08/04/23	USD	229	CHF	205	1
Morgan Stanley	08/04/23	USD	368	SEK	3,990	2
Morgan Stanley	08/04/23	USD	521	RON	2,383	3
Morgan Stanley	08/04/23	SGD	1,649	USD	1,217	(3)
Morgan Stanley	08/04/23	ZAR	12,530	USD	662	—
Morgan Stanley	08/04/23	SEK	15,116	USD	1,394	(8)
Morgan Stanley	08/04/23	CZK	22,178	USD	1,013	(5)
National Bank of Australia	07/07/23	EUR	1,056	USD	1,126	(27)
RBC	07/07/23	USD	181	GBP	145	4
RBC	07/07/23	GBP	220	USD	273	(7)
RBC	07/07/23	CAD	310	USD	231	(3)
RBC	07/07/23	USD	531	MXN	9,562	26
RBC	07/07/23	USD	1,262	SGD	1,695	(10)
RBC	07/07/23	USD	8,176	CAD	10,840	16
RBC	07/07/23	USD	455	CAD	600	(2)
RBC	07/07/23	MXN	10,171	USD	565	(28)
RBC	07/07/23	JPY	321,900	USD	2,322	94
RBC	08/04/23	CAD	10,840	USD	8,179	(17)
RBC	09/25/23	JPY	324,650	USD	2,302	26
RBS	07/07/23	USD	148	NOK	1,630	4
SCB Securities	07/07/23	USD	26	MYR	118	—
SCB Securities	07/07/23	GBP	178	USD	228	2
SCB Securities	07/07/23	GBP	660	USD	818	(21)
SCB Securities	08/04/23	USD	25	MYR	118	—
SCB Securities	04/12/24	HKD	2,720	USD	350	—
SCB Securities	05/09/24	HKD	2,705	USD	348	—
Standard Chartered	07/20/23	USD	822	PLN	3,444	25

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	07/07/23	CHF	210	USD	232	$(2)
State Street	07/07/23	USD	232	SEK	2,480	(2)
State Street	07/07/23	USD	282	CAD	377	3
State Street	07/07/23	USD	369	EUR	343	5
State Street	07/07/23	CAD	370	USD	272	(8)
State Street	07/07/23	GBP	401	USD	498	(12)
State Street	07/07/23	USD	453	CHF	410	6
State Street	07/07/23	USD	553	MXN	9,636	8
State Street	07/07/23	EUR	981	USD	1,055	(15)
State Street	07/07/23	MXN	34,217	USD	1,931	(64)
TD Securities	07/07/23	USD	250	CAD	336	4
TD Securities	07/07/23	CAD	305	USD	229	(2)
TD Securities	07/07/23	EUR	443	USD	476	(7)
TD Securities	07/07/23	USD	968	AUD	1,486	21
TD Securities	07/07/23	AUD	5,746	USD	3,744	(81)
TD Securities	07/07/23	NZD	7,121	USD	4,300	(63)
TD Securities	07/07/23	GBP	12,146	USD	15,012	(429)
TD Securities	07/07/23	JPY	71,642	USD	516	20
TD Securities	08/04/23	GBP	11,240	USD	14,188	(103)
UBS	07/07/23	EUR	32	USD	34	(1)
UBS	07/07/23	USD	94	CAD	125	1
UBS	07/07/23	USD	169	THB	6,013	1
UBS	07/07/23	CHF	205	USD	227	(2)
UBS	07/07/23	NZD	375	USD	228	(1)
UBS	07/07/23	USD	451	CHF	410	7
UBS	07/07/23	USD	457	AUD	670	(11)
UBS	07/07/23	AUD	700	USD	460	(7)
UBS	07/07/23	USD	812	EUR	755	12
UBS	07/07/23	THB	1,990	USD	57	1
UBS	07/07/23	USD	3,840	NZD	6,335	41
UBS	07/07/23	DKK	4,529	USD	654	(10)
UBS	07/21/23	GBP	490	USD	608	(16)
UBS	07/21/23	USD	1,663	CHF	1,490	6
UBS	07/31/23	USD	768	EUR	703	—
UBS	08/04/23	RON	163	USD	36	—
UBS	08/04/23	NZD	5,205	USD	3,154	(33)
UBS	08/04/23	THB	6,013	USD	169	(1)
UBS	08/24/23	USD	805	NZD	1,311	(2)
UBS	08/24/23	CAD	12,825	USD	9,585	(116)
UBS	08/25/23	USD	1,603	JPY	220,839	(63)
Westpac Banking	07/07/23	CAD	82	USD	60	(2)
Westpac Banking	08/04/23	DKK	4,529	USD	660	(5)
						$559

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Continued)

A list of open OTC swap agreements held by the Fund at June 30, 2023, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$38	$–	$38
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	47	–	47
							$85	$–	$85

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2023, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
China 7-Day Reverse Repo Rate	2.8000%	Quarterly	04/02/2026	CNY	12,090	$25	$–	$25
1.395	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	10/03/2047	GBP	230	113	(45)	158
3-MONTH NZD RATE	2.58%	Quarterly	11/01/2024	NZD	980	(24)	–	(24)
3-MONTH NZD RATE	2.0525%	Quarterly	11/02/2024	NZD	2,620	(66)	–	(66)
2.0099%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	03/31/2024	GBP	1,400	51	–	51
1.897%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	03/31/2027	GBP	1,150	170	–	170
2.0339%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	05/10/2027	GBP	1,082	157	–	157
2.0055	FLOATING	Annually	05/11/2027	GBP	828	121	–	121
6-MONTH EURIBOR	1.5455%	Semi-Annually	08/18/2027	EUR	7,610	(563)	–	(563)
6-MONTH EURIBOR	1.7940%	Semi-Annually	08/18/2032	EUR	2,232	(228)	–	(228)
Daily GBP Overnight Index Ave (SONIA) Rate	2.9865%	Annually	09/15/2052	GBP	422	(78)	–	(78)
Daily GBP Overnight Index Ave (SONIA) Rate	3.9539%	Annually	10/25/2032	GBP	4,780	210	–	210
3-MONTH NZD RATE	4.18%	Quarterly	04/26/2033	NZD	2,350	(37)	–	(37)
1.041%	-DAY JPY - TONAR	Annually	06/09/2053	JPY	124,710	1	–	1
2.3493%	China 7-Day Reverse Repo Rate	Quarterly	08/05/2027	CNY	48,010	(16)	–	(16)
2.4003%	China 7-Day Reverse Repo Rate	Quarterly	08/11/2027	CNY	7,840	(5)	–	(5)
						$(169)	$(45)	$(124)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

International Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $456,552 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $63,843 ($ Thousands), representing 14.0% of the Net Assets of the Fund.

(B)	No interest rate available.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 96.4%
Angola — 1.2%
Angolan Government International Bond
9.500%, 11/12/2025 (A)		$112	$109
9.375%, 05/08/2048		3,260	2,576
8.750%, 04/14/2032 (A)		2,444	2,052
8.750%, 04/14/2032		3,934	3,304
8.250%, 05/09/2028 (A)		854	756
8.250%, 05/09/2028		735	651
Angolan Government International Bond MTN
9.125%, 11/26/2049		1,119	862
8.000%, 11/26/2029		980	829
8.000%, 11/26/2029 (A)		524	443
Republic of Angola Via Avenir II BV MTN
12.772%, ICE LIBOR USD 6 Month + 7.500%, 07/03/2023 (B)		1,238	1,238
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		2,834	2,622
			15,442

Argentina — 0.9%
Argentine Republic Government International Bond
3.500%, 07/09/2041 (C)		8,012	2,568
1.500%, 07/09/2035 (C)		16,226	4,840
0.500%, 07/09/2029	EUR	13	4
0.500%, 07/09/2030 (C)		$5,759	1,912
MSU Energy
6.875%, 02/01/2025 (A)		285	200
Provincia de Buenos Aires MTN
5.250%, 09/01/2037 (C)		3,964	1,506
3.000%, 09/01/2037 (C)	EUR	666	182
Provincia de Cordoba
6.875%, 12/10/2025 (A)(C)		$540	405
			11,617

Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029		200	166
3.600%, 02/02/2031		1,565	1,224
			1,390

Australia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		229	197

Azerbaijan — 0.8%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,745	1,668
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		690	701
6.875%, 03/24/2026		5,285	5,365

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		$2,380	$2,450
6.950%, 03/18/2030		430	443
			10,627

Bahamas — 0.1%
Bahamas Government International Bond
6.000%, 11/21/2028		950	758

Bahrain — 0.8%
Bahrain Government International Bond
7.750%, 04/18/2035 (A)		838	848
5.625%, 09/30/2031		1,215	1,123
5.625%, 09/30/2031 (A)		420	388
5.450%, 09/16/2032		2,082	1,854
Bahrain Government International Bond MTN
5.625%, 05/18/2034 (A)		632	549
5.250%, 01/25/2033		1,280	1,113
4.250%, 01/25/2028		1,506	1,387
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (A)		1,094	979
3.875%, 05/18/2029		546	488
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (A)		560	589
8.375%, 11/07/2028		450	473
			9,791

Benin — 0.1%
Benin Government International Bond
6.875%, 01/19/2052	EUR	158	121
4.950%, 01/22/2035		819	628
4.875%, 01/19/2032		882	728
			1,477

Bermuda — 0.2%
Bermuda Government International Bond
5.000%, 07/15/2032		$409	399
4.750%, 02/15/2029		1,754	1,714
3.717%, 01/25/2027		431	409
2.375%, 08/20/2030		221	184
			2,706

Bolivia — 0.0%
Bolivian Government International Bond
4.500%, 03/20/2028 (D)		602	381

Brazil — 6.4%
Braskem Netherlands Finance BV
7.250%, 02/13/2033 (A)		1,289	1,266
Brazil Letras do Tesouro Nacional
0.000%, 01/01/2025 (E)	BRL	17,290	3,072
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$29	29

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		$788	$770
5.333%, 02/15/2028		616	602
5.333%, 02/15/2028 (A)		112	110
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033	BRL	27,606	5,490
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2035		268	242
6.000%, 05/15/2045		119	108
6.000%, 08/15/2050		519	472
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2025		65,471	13,407
10.000%, 01/01/2027		72,812	14,980
10.000%, 01/01/2029		70,392	14,251
10.000%, 01/01/2031		23,657	4,750
Brazilian Government International Bond
6.000%, 10/20/2033		$3,192	3,156
5.625%, 01/07/2041		757	668
5.625%, 02/21/2047		1,589	1,335
5.000%, 01/27/2045		1,719	1,338
4.750%, 01/14/2050		6,774	4,974
3.750%, 09/12/2031		785	677
2.875%, 06/06/2025		1,410	1,341
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		226	196
Cosan Luxembourg
7.500%, 06/27/2030 (A)		404	400
CSN Inova Ventures
6.750%, 01/28/2028 (A)		592	549
CSN Resources
4.625%, 06/10/2031 (A)		625	477
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (A)		620	524
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		1,214	820
7.250%, 06/30/2031		350	236
Minerva Luxembourg
4.375%, 03/18/2031 (A)		297	232
MV24 Capital BV
6.748%, 06/01/2034 (A)		355	321
Nexa Resources
5.375%, 05/04/2027 (A)		2,591	2,418
Petrobras Global Finance BV
6.500%, 07/03/2033		992	971
Suzano Austria GmbH (A)
7.000%, 03/16/2047		399	402
6.000%, 01/15/2029		288	286
5.000%, 01/15/2030		494	468
			81,338

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Cameroon — 0.0%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	543	$423

Cayman Islands — 0.1%
Neon Capital MTN
2.015%, 01/06/2028 (B)	JPY	204,276	1,248

Chile — 2.9%
Alfa Desarrollo SpA
4.550%, 09/27/2051 (A)		$226	166
ATP Tower Holdings LLC
4.050%, 04/27/2026 (A)		255	219
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,046	966
Bonos de la Tesoreria de la Republica
1.900%, 09/01/2030	CLP	634,686	780
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (A)		2,910,000	4,189
6.000%, 04/01/2033 (A)		2,740,000	3,605
6.000%, 01/01/2043		375,000	515
5.000%, 10/01/2028 (A)		1,075,000	1,317
5.000%, 03/01/2035		465,000	573
4.700%, 09/01/2030 (A)		2,120,000	2,552
4.500%, 03/01/2026		2,140,000	2,594
2.800%, 10/01/2033 (A)		640,000	649
Cencosud
4.375%, 07/17/2027 (A)		$1,819	1,726
Chile Government International Bond
4.950%, 01/05/2036		4,864	4,799
3.860%, 06/21/2047		550	451
3.500%, 01/31/2034		228	201
3.250%, 09/21/2071		379	245
3.100%, 05/07/2041		976	731
3.100%, 01/22/2061		308	201
2.750%, 01/31/2027		734	680
2.550%, 07/27/2033		5,556	4,537
2.450%, 01/31/2031		327	282
1.875%, 05/27/2030	EUR	230	220
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		$350	237
3.068%, 08/18/2050		250	152
Empresa Nacional del Petroleo
6.150%, 05/10/2033 (A)		200	199
5.250%, 11/06/2029		749	723
4.500%, 09/14/2047		200	150
3.450%, 09/16/2031 (A)		331	276
Nacional del Cobre de Chile
5.125%, 02/02/2033		1,775	1,747
5.125%, 02/02/2033 (A)		282	278
3.750%, 01/15/2031 (A)		234	212

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.700%, 01/30/2050 (A)(D)		$452	$342
3.150%, 01/14/2030		300	266
3.000%, 09/30/2029 (D)		224	197
			36,977

China — 3.1%
Blossom Joy
3.100% (B)(F)		202	191
China Government Bond
3.810%, 09/14/2050	CNY	5,900	917
3.720%, 04/12/2051		3,000	460
3.530%, 10/18/2051		7,510	1,116
3.280%, 12/03/2027		21,300	3,041
3.270%, 11/19/2030		3,100	447
3.190%, 04/15/2053		700	99
3.120%, 10/25/2052		10,690	1,487
3.020%, 10/22/2025		24,700	3,462
3.020%, 05/27/2031		1,500	212
2.880%, 02/25/2033		45,930	6,426
2.800%, 03/24/2029		3,500	487
2.800%, 03/25/2030		21,690	3,007
2.790%, 12/15/2029		3,600	499
2.750%, 06/15/2029		3,000	416
2.750%, 02/17/2032		3,000	413
2.690%, 08/12/2026		4,000	556
2.640%, 01/15/2028		58,370	8,105
2.620%, 09/25/2029		3,000	412
2.600%, 09/01/2032		3,000	408
China Government International Bond
3.250%, 10/19/2023		$1,192	1,185
1.250%, 10/26/2026 (A)		559	499
0.550%, 10/21/2025		626	567
0.400%, 10/21/2023		2,210	2,180
Chinalco Capital Holdings
4.100% (B)(F)		224	219
2.125%, 06/03/2026		173	156
Dianjian Haiyu
4.300% (B)(F)		204	200
Meituan
3.050%, 10/28/2030		204	161
Minmetals Bounteous Finance BVI
3.375% (B)(F)		805	779
Powerchina Roadbridge Group British Virgin Islands
3.080% (B)(F)		285	266
Shimao Group Holdings
5.600%, 07/15/2026 (G)		1,949	147
5.200%, 01/30/2025		1,406	107
Tencent Holdings Ltd MTN
3.240%, 06/03/2050 (A)		450	295

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Wanda Properties International
7.250%, 01/29/2024		$400	$247
			39,169

Colombia — 5.4%
AI Candelaria Spain (A)
7.500%, 12/15/2028		377	353
5.750%, 06/15/2033		780	578
Colombia Government International Bond
9.850%, 06/28/2027	COP	5,060,000	1,161
8.000%, 04/20/2033		$5,457	5,541
7.500%, 02/02/2034		3,098	3,028
6.125%, 01/18/2041 (D)		3,587	2,914
5.625%, 02/26/2044		132	98
5.200%, 05/15/2049		2,642	1,812
5.000%, 06/15/2045		1,473	1,023
4.500%, 03/15/2029		863	755
4.125%, 02/22/2042		1,266	804
4.125%, 05/15/2051		1,789	1,067
3.875%, 02/15/2061		1,035	578
3.000%, 01/30/2030		2,121	1,647
Colombian TES
13.250%, 02/09/2033	COP	12,577,500	3,532
10.000%, 07/24/2024		4,883,600	1,170
9.250%, 05/28/2042		11,156,000	2,391
7.750%, 09/18/2030		3,596,100	766
7.500%, 08/26/2026		23,041,000	5,179
7.250%, 10/18/2034		19,466,500	3,760
7.250%, 10/26/2050		4,553,000	774
7.000%, 03/26/2031		23,699,100	4,783
7.000%, 03/26/2031		1,211,900	245
7.000%, 06/30/2032		28,343,700	5,563
6.250%, 11/26/2025		4,047,300	897
6.250%, 07/09/2036		4,980,100	863
6.000%, 04/28/2028		30,848,100	6,332
5.750%, 11/03/2027		24,852,700	5,121
Ecopetrol
8.875%, 01/13/2033		$1,008	998
8.625%, 01/19/2029		651	653
6.875%, 04/29/2030		492	449
5.875%, 11/02/2051		346	229
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	2,351,000	449
7.625%, 09/10/2024		3,116,000	693
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	252
7.875%, 08/12/2024		884,000	198
Geopark
5.500%, 01/17/2027 (A)		$711	577
Gran Tierra Energy
7.750%, 05/23/2027 (A)(D)		543	411

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Grupo Aval
4.375%, 02/04/2030 (A)		$812	$637
SierraCol Energy Andina
6.000%, 06/15/2028 (A)		1,237	909
			69,190

Costa Rica — 0.3%
Costa Rica Government International Bond
7.000%, 04/04/2044		390	379
7.000%, 04/04/2044		230	224
6.550%, 04/03/2034 (A)		1,185	1,189
6.550%, 04/03/2034		2,592	2,601
			4,393

Czech Republic — 2.6%
Czech Republic Government Bond
6.000%, 02/26/2026	CZK	72,840	3,427
5.500%, 12/12/2028		77,820	3,745
5.000%, 09/30/2030		19,660	932
4.200%, 12/04/2036		7,740	348
3.500%, 05/30/2035		35,840	1,517
2.750%, 07/23/2029		80,900	3,362
2.500%, 08/25/2028		131,680	5,463
2.000%, 10/13/2033		107,900	3,995
1.950%, 07/30/2037		46,700	1,611
1.750%, 06/23/2032		18,680	695
1.500%, 04/24/2040		27,480	820
1.200%, 03/13/2031		44,790	1,632
1.000%, 06/26/2026		46,200	1,888
0.950%, 05/15/2030		5,750	210
0.250%, 02/10/2027		44,470	1,737
0.050%, 11/29/2029		49,560	1,722
			33,104

Dominican Republic — 2.0%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025 (A)	DOP	276,320	5,386
Dominican Republic International Bond
9.750%, 06/05/2026		19,150	352
7.450%, 04/30/2044 (A)		$687	672
7.450%, 04/30/2044		2,443	2,388
7.050%, 02/03/2031		556	554
7.050%, 02/03/2031 (A)		2,111	2,103
6.850%, 01/27/2045		1,386	1,255
6.500%, 02/15/2048		2,764	2,381
6.400%, 06/05/2049		651	553
6.000%, 02/22/2033		4,621	4,256
5.875%, 04/18/2024 (A)		24	23
5.875%, 01/30/2060		3,598	2,779
5.300%, 01/21/2041 (D)		1,546	1,209
4.875%, 09/23/2032		135	115
4.500%, 01/30/2030		1,278	1,118
			25,144

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ecuador — 0.8%
Ecuador Government International Bond
5.500%, 07/31/2030 (A)(C)		$2,778	$1,336
5.500%, 07/31/2030 (C)		4,836	2,325
2.500%, 07/31/2035 (A)(C)		6,767	2,331
2.500%, 07/31/2035 (C)		10,596	3,650
1.500%, 07/31/2040 (A)(C)		1,165	360
0.000%, 07/31/2030 (A)(E)		690	199
			10,201

Egypt — 1.2%
Egypt Government Bond
14.664%, 10/06/2030	EGP	4,750	107
Egypt Government International Bond
8.875%, 05/29/2050		$2,395	1,284
8.700%, 03/01/2049 (A)		389	209
7.625%, 05/29/2032		4,710	2,726
Egypt Government International Bond MTN
8.500%, 01/31/2047		2,691	1,423
7.300%, 09/30/2033		1,764	969
7.053%, 01/15/2032 (A)		1,367	772
6.375%, 04/11/2031	EUR	2,720	1,633
6.375%, 04/11/2031 (A)		1,770	1,062
5.800%, 09/30/2027 (A)		$1,708	1,132
5.800%, 09/30/2027		685	454
5.625%, 04/16/2030	EUR	732	441
4.750%, 04/11/2025 (A)		981	850
4.750%, 04/11/2025		457	396
4.750%, 04/16/2026		1,274	975
4.750%, 04/16/2026 (A)		524	401
3.875%, 02/16/2026 (A)		$318	224
Egyptian Financial for Sovereign Taskeek
10.875%, 02/28/2026 (A)		200	185
Government of Egypt
5.875%, 06/11/2025 (A)		326	260
			15,503

El Salvador — 0.5%
El Salvador Government International Bond
9.500%, 07/15/2052		7,193	4,497
8.625%, 02/28/2029		727	482
8.250%, 04/10/2032		208	133
7.650%, 06/15/2035		259	152
7.125%, 01/20/2050		640	352
6.375%, 01/18/2027 (A)		412	286
			5,902

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024 (A)		1,955	1,343
6.625%, 12/11/2024		400	275
			1,618

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Gabon — 0.2%
Gabon Government International Bond
7.000%, 11/24/2031 (A)		$1,302	$1,032
6.950%, 06/16/2025 (A)		608	569
6.625%, 02/06/2031 (A)		233	185
6.625%, 02/06/2031		210	166
6.375%, 12/12/2024 (A)		481	463
			2,415

Georgia — 0.0%
Georgian Railway JSC
4.000%, 06/17/2028 (A)		481	412

Ghana — 0.8%
Ghana Government International Bond
10.750%, 10/14/2030 (A)		1,055	705
10.750%, 10/14/2030		5,024	3,359
8.950%, 03/26/2051		2,095	865
8.875%, 05/07/2042		1,491	606
8.750%, 03/11/2061		693	284
8.625%, 04/07/2034		3,277	1,393
7.875%, 02/11/2035		1,101	475
7.750%, 04/07/2029 (G)		870	368
7.625%, 05/16/2029 (G)		774	329
6.375%, 02/11/2027		281	120
Republic of Ghana Government Bonds
19.250%, 12/18/2023	GHS	4,011	322
Tullow Oil (A)
10.250%, 05/15/2026		$330	251
7.000%, 03/01/2025 (D)		1,241	762
			9,839

Guatemala — 0.8%
CT Trust
5.125%, 02/03/2032 (A)		762	612
Guatemala Government Bond
6.600%, 06/13/2036		1,319	1,326
6.600%, 06/13/2036 (A)		4,558	4,583
5.375%, 04/24/2032		240	227
5.250%, 08/10/2029		200	190
4.900%, 06/01/2030		496	461
4.500%, 05/03/2026		185	177
3.700%, 10/07/2033 (A)		1,008	812
3.700%, 10/07/2033		700	564
Millicom International Cellular (A)
6.250%, 03/25/2029		288	258
5.125%, 01/15/2028		508	443
			9,653

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		326	296

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.625%, 06/24/2030 (D)		$1,281	$1,031
			1,327

Hong Kong — 0.1%
NWD
4.125%, 07/18/2029		757	618

Hungary — 2.5%
Hungary Government Bond
6.750%, 10/22/2028	HUF	1,844,420	5,168
5.500%, 06/24/2025		385,120	1,042
4.750%, 11/24/2032		1,266,820	3,136
4.500%, 03/23/2028		1,245,750	3,189
4.500%, 05/27/2032		208,710	510
3.250%, 10/22/2031		294,420	665
3.000%, 10/27/2027		580,540	1,413
3.000%, 08/21/2030		270,390	615
3.000%, 10/27/2038		1,265,730	2,376
2.250%, 04/20/2033		358,650	718
2.000%, 05/23/2029 (D)		875,310	1,942
Hungary Government International Bond
7.625%, 03/29/2041		$190	214
6.750%, 09/25/2052 (A)		2,032	2,094
6.125%, 05/22/2028 (A)		1,640	1,663
6.125%, 05/22/2028		323	328
4.250%, 06/16/2031	EUR	759	775
3.125%, 09/21/2051		$2,328	1,442
3.125%, 09/21/2051 (A)(D)		299	185
2.125%, 09/22/2031 (A)		1,179	910
2.125%, 09/22/2031		822	634
1.750%, 06/05/2035	EUR	1,547	1,179
1.500%, 11/17/2050		552	308
Magyar Export-Import Bank Zrt
6.125%, 12/04/2027 (A)		$1,583	1,567
			32,073

India — 0.4%
Adani Electricity Mumbai
3.949%, 02/12/2030		810	602
3.949%, 02/12/2030 (A)		540	401
Export-Import Bank of India MTN
3.250%, 01/15/2030		860	758
2.250%, 01/13/2031		615	494
Greenko Power II
4.300%, 12/13/2028		500	434
Network i2i
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.277% (A)(B)(F)		260	252
Power Finance MTN
3.950%, 04/23/2030 (A)		569	505
Reliance Industries (A)
3.625%, 01/12/2052		671	478

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.875%, 01/12/2032		$800	$667
Vedanta Resources Finance II
13.875%, 01/21/2024 (A)		286	261
8.950%, 03/11/2025		760	574
			5,426

Indonesia — 6.9%
Freeport Indonesia
6.200%, 04/14/2052 (A)		662	597
Freeport Indonesia MTN
5.315%, 04/14/2032 (A)		440	415
Indonesia Asahan Aluminium (A)
5.800%, 05/15/2050		1,165	1,027
5.710%, 11/15/2023		618	615
4.750%, 05/15/2025		240	234
Indonesia Government International Bond
8.500%, 10/12/2035		1,015	1,319
5.650%, 01/11/2053		2,344	2,447
4.850%, 01/11/2033		3,509	3,488
4.750%, 02/11/2029		119	118
4.650%, 09/20/2032		464	454
4.550%, 01/11/2028		1,336	1,318
4.300%, 03/31/2052		311	267
4.150%, 09/20/2027		1,555	1,505
3.500%, 01/11/2028		1,859	1,751
3.500%, 02/14/2050		853	654
2.850%, 02/14/2030		1,490	1,322
1.400%, 10/30/2031	EUR	841	726
1.300%, 03/23/2034		743	597
1.100%, 03/12/2033		690	557
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$1,268	1,259
3.750%, 06/14/2028	EUR	1,057	1,143
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	36,550,000	2,783
8.750%, 05/15/2031		39,308,000	3,010
8.375%, 03/15/2034		63,445,000	4,866
8.375%, 04/15/2039		44,180,000	3,435
8.250%, 05/15/2029		34,062,000	2,503
8.250%, 06/15/2032		12,030,000	907
8.250%, 05/15/2036		66,559,000	5,103
8.125%, 05/15/2024		39,832,000	2,709
7.500%, 08/15/2032		26,770,000	1,927
7.500%, 06/15/2035		17,596,000	1,271
7.500%, 05/15/2038		24,494,000	1,770
7.500%, 04/15/2040		29,005,000	2,093
7.125%, 06/15/2038		31,923,000	2,252
7.125%, 06/15/2042		16,750,000	1,167
7.125%, 06/15/2043		48,933,000	3,449
7.000%, 05/15/2027		28,700,000	1,980
7.000%, 09/15/2030		18,766,000	1,301

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 02/15/2033	IDR	84,308,000	$5,908
6.875%, 08/15/2051		34,420,000	2,333
6.500%, 06/15/2025		5,895,000	398
6.500%, 02/15/2031		25,384,000	1,706
6.375%, 08/15/2028		17,572,000	1,194
6.375%, 04/15/2032		44,145,000	2,953
6.375%, 07/15/2037		1,500,000	99
5.125%, 04/15/2027		19,322,000	1,265
Medco Bell Pte
6.375%, 01/30/2027 (A)		$466	436
Minejesa Capital BV (A)
5.625%, 08/10/2037		995	779
4.625%, 08/10/2030		386	345
Pertamina Persero MTN
3.650%, 07/30/2029 (A)		1,035	954
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	891	736
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$740	715
6.150%, 05/21/2048 (A)		657	635
4.375%, 02/05/2050 (A)		265	199
Perusahaan Penerbit SBSN Indonesia III
4.700%, 06/06/2032		355	352
Perusahaan Perseroan Persero Perusahaan Listrik Negara
4.875%, 07/17/2049 (D)		311	254
1.875%, 11/05/2031	EUR	250	206
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.250%, 05/15/2047		$480	420
3.375%, 02/05/2030		750	656
3.000%, 06/30/2030		565	482
			87,364

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,203	1,104

Israel — 0.2%
Bank Leumi Le-Israel
3.275%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.631%, 01/29/2031 (A)(B)		431	385
Israel Government International Bond
4.500%, 01/17/2033		964	946
4.500%, 04/03/2120		759	610
Leviathan Bond
6.750%, 06/30/2030 (A)		394	366
			2,307

Ivory Coast — 0.7%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,619	1,337

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.625%, 03/22/2048	EUR	795	$613
6.625%, 03/22/2048		3,635	2,804
6.625%, 03/22/2048 (A)		98	76
6.125%, 06/15/2033		$670	586
5.875%, 10/17/2031	EUR	325	296
5.875%, 10/17/2031 (A)		205	187
5.250%, 03/22/2030		1,783	1,641
4.875%, 01/30/2032		1,145	970
			8,510

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029 (A)		$2,403	2,398
7.500%, 01/13/2029		315	314
7.375%, 10/10/2047 (A)		761	655
7.375%, 10/10/2047		667	574
5.850%, 07/07/2030 (A)		559	512
4.950%, 07/07/2025		270	261
			4,714

Kazakhstan — 1.0%
Kazakhstan Government International Bond
4.875%, 10/14/2044 (D)		1,717	1,545
4.875%, 10/14/2044 (A)		1,020	918
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (A)		631	665
2.375%, 11/09/2028 (A)	EUR	475	466
1.500%, 09/30/2034		1,759	1,375
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		$1,974	1,684
6.375%, 10/24/2048		200	171
5.750%, 04/19/2047 (A)		1,852	1,502
5.750%, 04/19/2047		63	51
5.375%, 04/24/2030 (A)		984	913
3.500%, 04/14/2033		615	475
KazMunayGas National JSC MTN
5.375%, 04/24/2030		1,975	1,832
QazaqGaz NC JSC
4.375%, 09/26/2027		597	555
4.375%, 09/26/2027 (A)		165	154
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)		450	343
			12,649

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048		1,071	817
7.000%, 05/22/2027		1,914	1,718
7.000%, 05/22/2027 (A)		493	442
6.875%, 06/24/2024 (A)		1,658	1,575

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Republic of Kenya Government International Bond
6.300%, 01/23/2034		$390	$294
			4,846

Kuwait — 0.1%
Meglobal Canada ULC MTN
5.875%, 05/18/2030 (A)		222	224
NBK SPC
1.625%, U.S. SOFR + 1.050%, 09/15/2027 (A)(B)		680	606
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(B)(F)		513	470
			1,300

Lebanon — 0.3%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)		7,412	470
8.200%, 05/17/2033 (G)		2,700	172
Lebanon Government International Bond MTN
8.250%, 12/31/2023 (G)		8,178	525
7.000%, 03/20/2028 (G)		2,048	132
6.850%, 05/25/2029 (G)		1,996	128
6.650%, 11/03/2028 (G)		2,667	171
6.650%, 02/26/2030 (G)		1,870	122
6.600%, 11/27/2026 (G)		1,613	104
6.400%, 05/26/2023 (G)		2,649	173
6.375%, 12/31/2023 (G)		5,489	354
6.150%, 12/31/2023 (G)		2,616	168
6.100%, 10/04/2022 (G)		6,685	429
6.100%, 10/04/2022 (G)		569	36
5.800%, 04/14/2023 (G)		2,787	179
			3,163

Macau — 0.0%
Studio City Finance (A)
6.500%, 01/15/2028		371	310
6.000%, 07/15/2025		87	81
			391

Malaysia — 5.2%
Malaysia Government Bond
5.248%, 09/15/2028	MYR	3,617	831
4.935%, 09/30/2043		2,200	521
4.921%, 07/06/2048		3,070	730
4.893%, 06/08/2038		6,150	1,444
4.762%, 04/07/2037		2,333	533
4.696%, 10/15/2042		6,199	1,429
4.642%, 11/07/2033		500	114
4.504%, 04/30/2029		8,348	1,857
4.498%, 04/15/2030		4,090	916
4.392%, 04/15/2026		3,480	763

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.254%, 05/31/2035	MYR	15,124	$3,290
4.232%, 06/30/2031		1,200	263
4.181%, 07/15/2024		4,186	903
4.065%, 06/15/2050		8,874	1,851
3.955%, 09/15/2025		34,939	7,554
3.906%, 07/15/2026		16,948	3,673
3.900%, 11/30/2026		4,085	885
3.899%, 11/16/2027		8,750	1,893
3.885%, 08/15/2029		12,272	2,642
3.882%, 03/14/2025		14,860	3,209
3.828%, 07/05/2034		33,619	7,074
3.757%, 05/22/2040		18,830	3,836
3.733%, 06/15/2028		27,483	5,911
3.582%, 07/15/2032		11,158	2,339
3.502%, 05/31/2027		7,229	1,540
2.632%, 04/15/2031		17,944	3,523
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	265
4.119%, 11/30/2034		1,248	270
4.070%, 09/30/2026		6,500	1,416
Malaysia Wakala Sukuk
2.070%, 04/28/2031 (D)		$1,230	1,058
Petronas Capital MTN
4.550%, 04/21/2050		661	607
3.500%, 04/21/2030		750	691
2.480%, 01/28/2032		2,361	1,970
Petronas Energy Canada MTN
2.112%, 03/23/2028		504	448
			66,249

Mexico — 9.2%
America Movil
7.125%, 12/09/2024	MXN	18,110	989
Banco Mercantil del Norte (A)(F)
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470% (B)		$476	413
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967% (B)		2,043	1,958
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.643% (B)		417	355
BBVA Bancomer
8.450%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.661%, 06/29/2038 (A)(B)		1,220	1,221
Cemex (A)
9.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.907% (B)(F)		1,231	1,247
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534% (B)(F)		200	178
3.875%, 07/11/2031		572	481

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	$2,128
6.264%, 02/15/2052 (A)		$263	221
4.750%, 02/23/2027 (A)		258	246
4.688%, 05/15/2029 (A)		1,872	1,681
3.875%, 07/26/2033		720	555
3.348%, 02/09/2031 (A)		391	308
Mexican Bonos
8.000%, 11/07/2047	MXN	118,074	6,288
8.000%, 07/31/2053		33,575	1,775
7.750%, 11/13/2042		167,035	8,735
7.500%, 06/03/2027		121,319	6,727
7.500%, 05/26/2033		66,150	3,551
5.750%, 03/05/2026		57,733	3,076
Mexican Bonos, Ser M20
10.000%, 12/05/2024		40,971	2,372
8.500%, 05/31/2029		212,962	12,294
7.750%, 05/29/2031		280,084	15,439
Mexican Bonos, Ser M30
8.500%, 11/18/2038		159,560	9,062
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$715	625
Mexico Government International Bond
6.350%, 02/09/2035		726	763
6.338%, 05/04/2053		2,065	2,104
4.875%, 05/19/2033		492	469
3.771%, 05/24/2061		2,082	1,413
3.750%, 04/19/2071		1,219	812
2.659%, 05/24/2031		2,677	2,225
Mexico Government International Bond MTN
5.750%, 10/12/2110		2,606	2,322
4.750%, 03/08/2044		386	329
Minera Mexico
4.500%, 01/26/2050 (A)		627	492
Petroleos Mexicanos
10.000%, 02/07/2033 (A)		954	874
10.000%, 02/07/2033		6,351	5,817
7.690%, 01/23/2050 (A)		237	161
6.950%, 01/28/2060 (A)		308	192
6.700%, 02/16/2032		747	568
6.625%, 06/15/2035		5,477	3,819
6.500%, 03/13/2027		1,345	1,197
6.500%, 01/23/2029		688	570
6.500%, 01/23/2029 (A)		285	236
6.500%, 06/02/2041		279	177
6.490%, 01/23/2027		69	61
6.375%, 01/23/2045		761	467
6.350%, 02/12/2048		370	224
6.350%, 02/12/2048 (A)		430	260
6.350%, 02/12/2048		678	410
5.950%, 01/28/2031 (A)		540	395

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.950%, 01/28/2031		$1,490	$1,089
5.350%, 02/12/2028 (A)		279	230
Petroleos Mexicanos MTN
6.875%, 08/04/2026		485	453
6.750%, 09/21/2047		3,069	1,927
6.750%, 09/21/2047		553	348
4.875%, 02/21/2028	EUR	755	681
Poinsettia Finance
6.625%, 06/17/2031		$5,502	4,525
Tierra Mojada Luxembourg II Sarl
5.750%, 12/01/2040 (A)		178	152
			117,687

Mongolia — 0.4%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)		784	779
Mongolia Government International Bond
8.650%, 01/19/2028 (A)		237	238
8.650%, 01/19/2028		208	209
5.125%, 04/07/2026		781	725
3.500%, 07/07/2027		1,101	914
Mongolia Government International Bond MTN
8.750%, 03/09/2024		2,651	2,659
			5,524

Morocco — 0.3%
Morocco Government International Bond
6.500%, 09/08/2033		780	802
5.950%, 03/08/2028 (A)		1,471	1,483
5.500%, 12/11/2042		200	172
4.000%, 12/15/2050		305	205
OCP
6.875%, 04/25/2044 (A)		1,255	1,149
			3,811

Mozambique — 0.1%
Mozambique International Bond
5.000%, 09/15/2031 (A)(C)		1,356	1,022
5.000%, 09/15/2031 (C)		200	151
			1,173

Nigeria — 0.9%
IHS Netherlands Holdco
8.000%, 09/18/2027 (A)		299	272
Nigeria Government International Bond
9.248%, 01/21/2049		322	266
8.747%, 01/21/2031		856	766
7.875%, 02/16/2032		923	773
Nigeria Government International Bond MTN
8.375%, 03/24/2029 (A)		927	833
8.375%, 03/24/2029		2,368	2,128
8.250%, 09/28/2051		709	528

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.375%, 09/28/2033	$2,741	$2,155
7.375%, 09/28/2033 (A)	707	556
6.500%, 11/28/2027 (A)	2,217	1,929
6.125%, 09/28/2028 (A)	1,669	1,387
		11,593

Oman — 1.2%
Oman Government International Bond
7.375%, 10/28/2032 (A)	768	843
7.000%, 01/25/2051	999	987
6.750%, 10/28/2027 (A)	1,094	1,129
6.750%, 10/28/2027	4,355	4,497
6.750%, 01/17/2048 (A)	1,770	1,698
6.750%, 01/17/2048	3,039	2,915
6.500%, 03/08/2047 (A)	611	568
6.250%, 01/25/2031	439	445
5.625%, 01/17/2028 (A)	1,979	1,956
Oman Government International Bond MTN
6.000%, 08/01/2029 (A)	245	245
		15,283

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025	1,609	869
6.875%, 12/05/2027	652	309
Pakistan Government International Bond MTN
7.375%, 04/08/2031	1,008	459
6.000%, 04/08/2026 (A)	2,351	1,137
6.000%, 04/08/2026	655	317
		3,091

Panama — 1.5%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)	311	238
Banco Nacional de Panama
2.500%, 08/11/2030 (A)(D)	791	621
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)	635	514
Panama Government International Bond
9.375%, 04/01/2029	514	618
8.125%, 04/28/2034	478	564
6.853%, 03/28/2054	3,604	3,747
6.700%, 01/26/2036	985	1,053
6.400%, 02/14/2035	6,839	7,125
4.500%, 04/16/2050	735	568
4.500%, 04/01/2056	2,792	2,092
4.500%, 01/19/2063	1,077	786
4.300%, 04/29/2053	200	149
2.252%, 09/29/2032	850	649
Telecomunicaciones Digitales
4.500%, 01/30/2030 (A)	208	177
		18,901

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		$282	$262
8.375%, 10/04/2028 (A)		275	256
			518

Paraguay — 0.5%
Bioceanico Sovereign Certificate Ltd
0.000%, 06/05/2034		277	192
Paraguay Government International Bond
6.100%, 08/11/2044		860	812
5.850%, 08/21/2033 (A)		2,048	2,048
5.600%, 03/13/2048		903	790
5.400%, 03/30/2050		571	487
4.950%, 04/28/2031		240	230
3.849%, 06/28/2033		1,116	964
2.739%, 01/29/2033		874	696
			6,219

Peru — 3.7%
Atlantica Transmision Sur
6.875%, 04/30/2043 (A)		255	240
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,004
Kallpa Generacion
4.125%, 08/16/2027 (A)		$723	675
Peru Government Bond
7.300%, 08/12/2033	PEN	4,194	1,189
6.950%, 08/12/2031		2,617	732
5.350%, 08/12/2040		2,134	489
5.200%, 09/12/2023		800	220
Peruvian Government International Bond
8.750%, 11/21/2033		$290	367
8.200%, 08/12/2026	PEN	15	4
6.950%, 08/12/2031		9,883	2,763
6.900%, 08/12/2037		1,171	318
6.900%, 08/12/2037		3,326	903
6.850%, 02/12/2042		613	165
6.350%, 08/12/2028		1,353	379
6.350%, 08/12/2028		13,793	3,859
6.150%, 08/12/2032		30,610	8,059
5.940%, 02/12/2029		15,888	4,295
5.400%, 08/12/2034		1,243	303
5.400%, 08/12/2034 (D)		19,546	4,756
3.750%, 03/01/2030	EUR	200	211
3.300%, 03/11/2041		$410	316
3.230%, 07/28/2121		1,733	1,047
3.000%, 01/15/2034		1,368	1,135
2.783%, 01/23/2031		4,288	3,666
2.392%, 01/23/2026		712	663
1.950%, 11/17/2036	EUR	1,550	1,220
1.250%, 03/11/2033		2,088	1,708

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Petroleos del Peru
5.625%, 06/19/2047		$3,851	$2,484
5.625%, 06/19/2047 (A)		812	524
4.750%, 06/19/2032 (A)		1,201	918
4.750%, 06/19/2032		3,208	2,453
			47,065

Philippines — 0.9%
Philippine Government International Bond
6.375%, 10/23/2034		200	223
5.609%, 04/13/2033		210	221
5.500%, 01/17/2048		1,648	1,687
5.170%, 10/13/2027		499	504
5.000%, 07/17/2033		1,751	1,769
5.000%, 01/13/2037		464	462
2.950%, 05/05/2045		824	584
2.650%, 12/10/2045		2,048	1,376
1.950%, 01/06/2032		4,816	3,859
1.750%, 04/28/2041	EUR	402	284
1.648%, 06/10/2031		$1,328	1,044
			12,013

Poland — 3.6%
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/2033 (A)		978	972
5.375%, 05/22/2033		409	407
5.125%, 02/22/2033	EUR	805	908
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	21,540	5,723
6.000%, 10/25/2033		4,608	1,152
3.750%, 05/25/2027		18,931	4,351
3.250%, 07/25/2025		7,070	1,655
2.750%, 04/25/2028		3,499	756
2.750%, 10/25/2029		10,839	2,271
2.500%, 07/25/2026		24,234	5,439
2.500%, 07/25/2027		10,957	2,392
1.750%, 04/25/2032		36,317	6,513
1.250%, 10/25/2030		19,082	3,497
0.250%, 10/25/2026		4,099	847
Republic of Poland Government International Bond
5.750%, 11/16/2032		$1,640	1,719
5.500%, 11/16/2027		427	438
5.500%, 04/04/2053		2,077	2,089
4.875%, 10/04/2033		4,658	4,569
Republic of Poland Government International Bond MTN
4.250%, 02/14/2043	EUR	353	378
			46,076

Qatar — 1.3%
Ooredoo International Finance MTN
2.625%, 04/08/2031 (A)		$363	312

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Qatar Government International Bond
5.103%, 04/23/2048		$567	$564
4.817%, 03/14/2049 (A)		2,782	2,670
4.817%, 03/14/2049		4,499	4,319
4.500%, 04/23/2028		1,149	1,149
4.400%, 04/16/2050		1,526	1,387
4.400%, 04/16/2050 (A)		911	828
4.000%, 03/14/2029 (A)		759	742
3.750%, 04/16/2030 (A)		1,049	1,009
3.750%, 04/16/2030		861	828
QatarEnergy
3.300%, 07/12/2051 (A)		234	172
3.125%, 07/12/2041 (A)		292	224
2.250%, 07/12/2031 (A)		705	591
2.250%, 07/12/2031		2,776	2,327
			17,122

Romania — 1.9%
Romania Government Bond
7.900%, 02/24/2038	RON	1,100	264
7.350%, 04/28/2031		1,155	262
6.700%, 02/25/2032		8,270	1,804
4.850%, 07/25/2029		5,460	1,087
4.750%, 10/11/2034		2,535	466
4.150%, 10/24/2030		2,875	536
3.650%, 09/24/2031		670	119
3.250%, 06/24/2026		3,585	719
2.500%, 10/25/2027		12,395	2,303
Romanian Government International Bond
7.625%, 01/17/2053 (A)		$624	685
7.125%, 01/17/2033 (A)		3,193	3,382
7.125%, 01/17/2033		554	587
6.625%, 02/17/2028 (A)(D)		606	623
5.250%, 11/25/2027 (A)		476	464
5.250%, 11/25/2027		384	374
5.125%, 06/15/2048		244	208
4.000%, 02/14/2051		168	119
3.000%, 02/27/2027		376	340
Romanian Government International Bond MTN
7.625%, 01/17/2053		1,114	1,224
4.625%, 04/03/2049 (D)	EUR	789	664
4.125%, 03/11/2039		610	517
3.875%, 10/29/2035		1,900	1,638
3.750%, 02/07/2034		2,450	2,155
3.375%, 02/08/2038 (A)		573	448
3.375%, 01/28/2050		1,600	1,090
2.875%, 04/13/2042		297	199
2.500%, 02/08/2030 (A)		657	589
2.124%, 07/16/2031		471	389
2.000%, 01/28/2032		640	512

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.000%, 04/14/2033	EUR	990	$761
			24,528

Russia — 0.4%
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	87,350	486
7.050%, 01/19/2028		271,518	1,512
7.000%, 07/30/2036		86,250	323
6.900%, 07/23/2031		32,372	121
6.700%, 03/14/2029		35,842	200
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$–	–
4.375%, 03/21/2029		3,000	1,260
Serbia International Bond
6.500%, 09/26/2033 (A)		456	447
6.500%, 09/26/2033		413	405
6.250%, 05/26/2028 (A)		426	424
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	32
6.800%, 11/22/2025 (A)		150	8
			5,218

Saudi Arabia — 1.6%
EIG Pearl Holdings Sarl
3.545%, 08/31/2036 (A)		457	389
Gaci First Investment
5.250%, 10/13/2032		2,875	2,925
5.125%, 02/14/2053		684	613
KSA Sukuk
4.274%, 05/22/2029 (A)		5,983	5,796
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (A)		920	809
4.250%, 04/16/2039		160	140
Saudi Government International Bond
5.500%, 10/25/2032 (A)		1,710	1,794
5.250%, 01/16/2050		680	658
Saudi Government International Bond MTN (A)
5.000%, 04/17/2049		724	673
5.000%, 01/18/2053		2,603	2,408
4.625%, 10/04/2047		2,683	2,384
2.250%, 02/02/2033		2,776	2,234
			20,823

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,450	1,035
5.375%, 06/08/2037 (A)	EUR	538	391
4.750%, 03/13/2028		521	488
4.750%, 03/13/2028 (A)		239	224
			2,138

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Serbia — 0.4%
Serbia International Bond
3.125%, 05/15/2027	EUR	320	$313
1.650%, 03/03/2033		522	379
1.500%, 06/26/2029		2,863	2,411
Serbia International Bond MTN
2.050%, 09/23/2036		1,389	927
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	43,860	417
4.500%, 01/11/2026		15,250	139
4.500%, 08/20/2032		10,270	84
			4,670

South Africa — 6.1%
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$344	306
Eskom Holdings SOC
4.314%, 07/23/2027		1,189	1,050
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)		391	371
7.500%, 09/15/2033	ZAR	35,000	1,311
Republic of South Africa
10.500%, 12/21/2026		199,910	10,984
9.000%, 01/31/2040		71,208	2,895
8.875%, 02/28/2035		209,044	9,052
8.750%, 01/31/2044		115,206	4,471
8.750%, 02/28/2048		142,515	5,467
8.500%, 01/31/2037		136,995	5,541
8.250%, 03/31/2032		121,401	5,393
8.000%, 01/31/2030		95,800	4,477
7.000%, 02/28/2031		216,092	9,150
6.500%, 02/28/2041		38,413	1,204
6.300%, 06/22/2048		$1,154	883
6.250%, 03/31/2036	ZAR	46,551	1,571
5.875%, 09/16/2025		$852	841
5.750%, 09/30/2049		4,734	3,341
5.650%, 09/27/2047		946	667
4.850%, 09/27/2027		420	393
4.300%, 10/12/2028		723	638
Republic of South Africa Government International Bond
7.300%, 04/20/2052		2,486	2,085
5.875%, 04/20/2032		3,293	2,913
Sasol Financing USA
6.500%, 09/27/2028		360	321
5.875%, 03/27/2024		442	436
4.375%, 09/18/2026		351	310
Transnet SOC
8.250%, 02/06/2028 (A)(D)		1,208	1,173
			77,244

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
South Korea — 0.7%
Export-Import Bank of Korea MTN
8.000%, 05/15/2024	IDR	8,800,000	$594
7.250%, 12/07/2024		700,000	47
5.750%, 03/05/2024		12,200,000	809
Korea Treasury Bond
3.125%, 09/10/2027	KRW	10,654,590	7,908
			9,358

Sri Lanka — 0.6%
Sri Lanka Government International Bond
7.850%, 03/14/2029		$1,598	720
7.550%, 03/28/2030 (G)		1,255	565
6.850%, 03/14/2024		512	231
6.850%, 11/03/2025 (G)		1,339	628
6.825%, 07/18/2026 (A)(G)		909	423
6.825%, 07/18/2026		500	232
6.750%, 04/18/2028 (G)		2,648	1,193
6.750%, 04/18/2028 (A)(G)		4,098	1,846
6.350%, 06/28/2024 (A)		613	276
6.200%, 05/11/2027		1,924	866
5.750%, 04/18/2023		434	195
			7,175

Supra-National — 0.4%
Africa Finance
2.875%, 04/28/2028 (A)		1,679	1,381
African Export-Import Bank
3.798%, 05/17/2031 (A)		200	160
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	306
Asian Infrastructure Investment Bank MTN
0.000%, 02/08/2038 (E)	MXN	15,200	227
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		$865	792
4.700%, 10/22/2031 (A)		683	554
4.700%, 10/22/2031		280	227
European Bank for Reconstruction & Development MTN
5.200%, 05/28/2024	IDR	11,593,600	767
			4,414

Thailand — 3.1%
Bank of Thailand Bill
0.000%, 08/17/2023 (E)	THB	35,000	985
0.000%, 05/09/2024 (E)		35,000	965
Thailand Government Bond
5.670%, 03/13/2028		3,000	97
3.775%, 06/25/2032		12,597	392
3.650%, 06/20/2031		58,000	1,773
3.450%, 06/17/2043		58,080	1,724
3.400%, 06/17/2036		162,967	4,881
3.390%, 06/17/2037		3,000	90
3.350%, 06/17/2033		31,922	958

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.300%, 06/17/2038	THB	83,684	$2,473
2.875%, 06/17/2046		12,331	328
2.750%, 06/17/2052		1,861	47
2.650%, 06/17/2028		434,699	12,434
2.000%, 12/17/2031		80,000	2,177
2.000%, 06/17/2042		96,520	2,322
1.600%, 12/17/2029		7,000	187
1.600%, 06/17/2035		27,023	675
1.585%, 12/17/2035		73,597	1,819
1.450%, 12/17/2024		67,979	1,898
1.250%, 03/12/2028		56,563	1,712
1.000%, 06/17/2027		39,000	1,047
			38,984

Tunisia — 0.3%
Tunisian Republic
6.375%, 07/15/2026	EUR	999	627
6.375%, 07/15/2026 (A)		600	376
5.750%, 01/30/2025 (D)		$636	420
5.750%, 01/30/2025 (A)		205	135
5.625%, 02/17/2024	EUR	2,922	2,620
			4,178

Turkey — 1.7%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (A)		$655	552
Hazine Mustesarligi Varlik Kiralama
9.758%, 11/13/2025		432	443
7.250%, 02/24/2027 (A)		1,397	1,344
Turkey Government Bond
1.500%, 06/18/2025	TRY	14,586	2,038
Turkey Government International Bond
9.875%, 01/15/2028		$1,490	1,516
9.375%, 03/14/2029		758	759
9.125%, 07/13/2030		5,599	5,548
6.500%, 09/20/2033		711	603
6.125%, 10/24/2028		1,295	1,155
5.950%, 01/15/2031		2,999	2,527
5.875%, 06/26/2031		2,181	1,813
5.125%, 02/17/2028		711	617
4.875%, 10/09/2026		1,017	906
Turkiye Ihracat Kredi Bankasi
9.375%, 01/31/2026 (A)		1,122	1,115
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026 (A)		500	485
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		429	417
			21,838

Uganda — 0.4%
Republic of Uganda Government Bonds
16.000%, 05/14/2037	UGX	3,397,200	961
15.000%, 05/20/2032		10,975,900	3,015
14.250%, 06/22/2034		3,800,000	991

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
14.000%, 05/29/2025	UGX	1,793,400	$494
			5,461

Ukraine — 0.6%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026	EUR	720	278
NPC Ukrenergo
6.875%, 11/09/2028 (A)		$1,031	217
State Agency of Roads of Ukraine
6.250%, 06/24/2030		391	82
6.250%, 06/24/2030 (A)		363	76
Ukraine Government Bond
9.990%, 05/22/2024	UAH	12,063	–
Ukraine Government International Bond
15.840%, 02/26/2025		66,553	1,093
9.750%, 11/01/2030		$497	122
7.750%, 09/01/2025 (A)		24	6
7.750%, 09/01/2027 (A)		2,445	582
7.750%, 09/01/2028 (A)		2,198	521
7.750%, 09/01/2028 (G)		1,905	452
7.750%, 09/01/2029 (G)		1,425	338
7.750%, 09/01/2029 (A)		223	53
7.750%, 08/01/2041 (A)(B)		2,206	860
7.750%, 08/01/2041 (B)		410	160
7.375%, 09/25/2034 (G)		2,001	457
7.253%, 03/15/2035		1,009	232
6.876%, 05/21/2031		6,032	1,357
6.876%, 05/21/2031 (A)		281	63
6.750%, 06/20/2028	EUR	1,299	299
			7,248

United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		$1,010	937
4.600%, 11/02/2047 (A)		2,523	2,341
3.650%, 11/02/2029 (A)		207	195
Abu Dhabi Government International Bond
3.125%, 09/30/2049		1,049	766
Abu Dhabi Government International Bond MTN
3.000%, 09/15/2051		720	511
3.000%, 09/15/2051 (A)		519	368
1.700%, 03/02/2031		496	412
1.625%, 06/02/2028		1,119	981
Abu Dhabi National Energy PJSC
4.696%, 04/24/2033 (A)		358	356
DAE Funding LLC
3.375%, 03/20/2028 (A)		550	494
DP World MTN (A)
6.850%, 07/02/2037		210	227
5.625%, 09/25/2048		439	410
4.700%, 09/30/2049		563	474

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
DP World Crescent MTN
4.848%, 09/26/2028		$475	$473
DP World Salaam
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (B)(F)		877	868
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		490	353
Finance Department Government of Sharjah
6.500%, 11/23/2032 (A)		458	471
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		2,703	1,728
3.625%, 03/10/2033		282	231
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040		3,260	2,613
2.940%, 09/30/2040 (A)		563	451
2.625%, 03/31/2036 (A)		580	468
2.160%, 03/31/2034		1,535	1,303
MDGH GMTN RSC
5.500%, 04/28/2033 (A)		775	813
5.500%, 04/28/2033		713	748
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (A)		548	541
4.375%, 11/22/2033 (A)		751	723
3.950%, 05/21/2050		200	166
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		359	345
UAE International Government Bond MTN
4.951%, 07/07/2052		332	329
UAE INTERNATIONAL GOVERNMENT BOND MTN
4.951%, 07/07/2052 (A)		899	890
			21,986

United Kingdom — 0.0%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (A)	IDR	861,000	63

United States — 0.4%
JPMorgan Chase Bank MTN (A)
7.500%, 06/15/2035		28,736,000	2,075
7.000%, 09/18/2030 (B)		43,433,000	3,012
Sagicor Financial
5.300%, 05/13/2028		$320	302
			5,389

Uruguay — 0.6%
Uruguay Government International Bond
8.500%, 03/15/2028	UYU	61,264	1,555
8.250%, 05/21/2031		35,249	866

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.750%, 10/28/2034		$2,620	$2,829
5.100%, 06/18/2050		503	500
4.975%, 04/20/2055 (D)		1,912	1,859
4.375%, 01/23/2031		465	458
			8,067

Uzbekistan — 0.4%
Republic of Uzbekistan International Bond
3.900%, 10/19/2031		505	405
Republic of Uzbekistan International Bond MTN
5.375%, 02/20/2029		1,033	944
3.700%, 11/25/2030		205	166
Uzauto Motors AJ
4.850%, 05/04/2026 (A)		1,824	1,573
4.850%, 05/04/2026		769	663
Uzbekneftegaz JSC
4.750%, 11/16/2028 (A)		810	666
			4,417

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		1,000	36
9.000%, 11/17/2021 (D)(G)		4,300	150
6.000%, 05/16/2024 (G)		10,192	357
6.000%, 05/16/2024 (G)		7,785	272
6.000%, 11/15/2026 (G)		13,215	410
5.500%, 04/12/2037 (G)		1,740	61
5.375%, 04/12/2027 (G)		4,563	138
Venezuela Government International Bond
9.250%, 05/07/2028 (G)		2,941	250
8.250%, 10/13/2024 (G)		3,304	281
7.750%, 10/13/2019 (G)		3,976	209
			2,164

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		1,175	1,031

Zambia — 1.0%
First Quantum Minerals (A)
6.875%, 03/01/2026		403	397
6.875%, 10/15/2027		529	516
Zambia Government Bond
13.000%, 08/29/2026	ZMW	1,375	59
13.000%, 12/18/2027		5,630	217
13.000%, 01/25/2031		12,744	392
11.000%, 01/25/2026		18,620	803
11.000%, 06/28/2026		78,885	3,257
10.000%, 06/28/2024		47,905	2,472
Zambia Government International Bond
8.970%, 07/30/2027		$3,131	1,788
8.500%, 04/14/2024 (G)		200	115
5.375%, 09/20/2022 (G)		3,757	1,954

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 09/20/2022 (A)	$299	$156
		12,126

Total Global Bonds
(Cost $1,339,093) ($ Thousands)		1,227,552

CORPORATE OBLIGATION — 0.0%
South Africa — 0.0%
Sasol Financing USA
8.750%, 05/03/2029 (A)	295	287

Total Corporate Obligation
(Cost $295) ($ Thousands)		287

	Shares
AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, LP
5.110% **†(H)	11,933,389	11,938

Total Affiliated Partnership
(Cost $11,934) ($ Thousands)		11,938

Total Investments in Securities — 97.4%
(Cost $1,351,322) ($ Thousands)		$1,239,777

A list of the open futures contracts held by the Fund at June 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Korea 10-Year Bond	45	Sep-2023	$3,964	$3,789	$(37)
Korea 3-Year Bond	208	Sep-2023	16,920	16,375	(52)
R2030 Bond Future	722	Aug-2023	3,403	3,382	(2)
R2032 Bond Future	908	Aug-2023	4,254	4,182	(22)
U.S. 2-Year Treasury Note	38	Oct-2023	7,838	7,727	(111)
U.S. 5-Year Treasury Note	328	Oct-2023	35,688	35,127	(561)
U.S. 10-Year Treasury Note	23	Sep-2023	2,635	2,582	(52)
U.S. Long Treasury Bond	29	Sep-2023	3,688	3,680	(8)
U.S. Ultra Long Treasury Bond	48	Sep-2023	6,491	6,539	47
			84,881	83,383	(798)
Short Contracts
Euro-Bobl	(52)	Sep-2023	$(6,547)	$(6,564)	$93
Euro-Bund	(112)	Sep-2023	(16,274)	(16,342)	201
Euro-Buxl	(28)	Sep-2023	(4,153)	(4,264)	(44)
Euro-Schatz	(2)	Sep-2023	(227)	(229)	2
			(27,201)	(27,399)	252
			$57,680	$55,984	$(546)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/06/23	PLN	6,276	EUR	1,380	$(39)
Barclays PLC	09/20/23	USD	255	RON	1,170	2
Barclays PLC	09/20/23	USD	627	CNY	4,445	(10)
Barclays PLC	09/20/23	CNY	4,627	USD	646	3
Barclays PLC	09/20/23	USD	6,283	PLN	25,699	20
Barclays PLC	09/20/23	USD	7,501	INR	621,135	49
Barclays PLC	09/20/23	MXN	12,431	USD	715	1
Barclays PLC	09/20/23	TWD	17,120	USD	551	—
Barclays PLC	09/20/23	EUR	13,165	USD	14,441	23
Barclays PLC	09/20/23	EUR	5,420	USD	5,881	(55)
Barclays PLC	09/20/23	CZK	71,611	USD	3,282	3
Barclays PLC	09/20/23	CZK	51,583	USD	2,357	(5)
Barclays PLC	09/20/23	CLP	688,869	USD	851	—
Barclays PLC	09/20/23	COP	24,356,717	USD	5,742	9
Barclays PLC	12/20/23	USD	1,190	TRY	33,230	(34)
Barclays PLC	12/20/23	TRY	33,230	USD	1,255	99
BNP Paribas	07/06/23	USD	91	THB	3,075	(4)
BNP Paribas	07/06/23	TWD	28,775	USD	959	35
BNP Paribas	07/20/23	USD	1,026	INR	84,355	2
BNP Paribas	07/20/23	USD	2,055	CNY	14,731	(22)
BNP Paribas	07/20/23	CNY	14,878	USD	2,076	22
BNP Paribas	08/11/23	HUF	354,533	EUR	944	5
Citigroup	07/05/23	EUR	1,501	USD	1,627	(11)
Citigroup	07/05/23	USD	4,041	EUR	3,748	48
Citigroup	07/05/23	BRL	6,538	USD	1,320	(36)
Citigroup	07/06/23	USD	29	MXN	505	—
Citigroup	07/06/23	USD	1,072	THB	36,074	(54)
Citigroup	07/06/23	COP	6,563,145	USD	1,466	(106)
Citigroup	07/07/23	USD	1,036	IDR	15,417,123	(8)
Citigroup	07/12/23	ZAR	142,222	USD	7,292	(231)
Citigroup	07/17/23	TWD	30,888	USD	1,008	16
Citigroup	07/21/23	USD	656	EUR	608	8
Citigroup	07/21/23	USD	301	EUR	275	(1)
Citigroup	07/21/23	EUR	525	USD	581	7
Citigroup	07/21/23	EUR	1,279	USD	1,378	(18)
Citigroup	07/21/23	TRY	6,784	USD	279	20
Citigroup	07/25/23	BRL	5,617	USD	1,116	(43)
Citigroup	07/25/23	RON	15,945	EUR	3,205	(6)
Citigroup	07/27/23	USD	3,068	COP	12,820,000	(13)
Citigroup	08/01/23	EUR	921	HUF	348,091	5
Citigroup	08/03/23	EUR	1,504	USD	1,641	(2)
Citigroup	08/10/23	USD	464	UYU	18,613	31
Citigroup	08/11/23	EUR	1,945	HUF	734,337	—
Citigroup	08/11/23	EUR	957	HUF	360,512	(3)
Citigroup	08/18/23	PEN	4,708	USD	1,286	(8)
Citigroup	09/20/23	EUR	186	CZK	4,487	1

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/20/23	USD	202	KRW	260,738	$(3)
Citigroup	09/20/23	USD	443	THB	15,210	(11)
Citigroup	09/20/23	USD	483	ZAR	8,870	(17)
Citigroup	09/20/23	USD	631	ZMW	12,533	76
Citigroup	09/20/23	USD	650	RON	2,968	2
Citigroup	09/20/23	USD	1,483	CLP	1,205,133	6
Citigroup	09/20/23	USD	1,413	PLN	5,771	3
Citigroup	09/20/23	USD	349	PLN	1,420	(1)
Citigroup	09/20/23	EUR	1,795	USD	1,973	7
Citigroup	09/20/23	USD	1,977	MXN	34,946	30
Citigroup	09/20/23	USD	5,784	EUR	5,240	(45)
Citigroup	09/20/23	USD	8,524	HUF	3,014,737	130
Citigroup	09/20/23	THB	22,987	USD	650	(3)
Citigroup	09/20/23	CZK	35,766	USD	1,639	1
Citigroup	09/20/23	EGP	39,240	USD	1,155	(31)
Citigroup	09/20/23	ZMW	53,000	USD	2,459	(532)
Citigroup	09/20/23	ZAR	68,427	USD	3,655	61
Citigroup	09/20/23	IDR	12,554,320	USD	843	8
Citigroup	09/20/23	IDR	14,878,070	USD	990	—
Citigroup	03/20/24	USD	644	NGN	400,248	(163)
Citigroup	03/20/24	NGN	400,248	USD	601	120
Goldman Sachs	07/05/23	EUR	943	USD	1,034	5
Goldman Sachs	07/05/23	USD	1,196	EUR	1,103	7
Goldman Sachs	07/05/23	BRL	1,265	USD	250	(12)
Goldman Sachs	07/06/23	USD	206	THB	7,017	(8)
Goldman Sachs	07/06/23	USD	1,494	ZAR	29,550	70
Goldman Sachs	07/12/23	USD	482	ZAR	8,970	(8)
Goldman Sachs	07/12/23	ZAR	18,794	USD	1,016	22
Goldman Sachs	07/21/23	TRY	32,666	USD	1,343	94
Goldman Sachs	07/25/23	USD	886	BRL	4,456	34
Goldman Sachs	07/25/23	USD	665	BRL	3,200	(4)
Goldman Sachs	07/25/23	EUR	5,137	RON	25,662	33
Goldman Sachs	08/10/23	UYU	17,951	USD	474	(3)
Goldman Sachs	08/24/23	USD	836	EGP	26,785	(3)
Goldman Sachs	09/05/23	USD	11,676	BRL	59,130	442
Goldman Sachs	09/05/23	BRL	40,783	USD	8,436	77
Goldman Sachs	09/05/23	BRL	5,720	USD	1,100	(72)
Goldman Sachs	09/20/23	USD	617	MXN	10,720	(1)
Goldman Sachs	09/20/23	EUR	1,035	USD	1,137	4
Goldman Sachs	09/20/23	USD	3,339	HUF	1,154,320	(25)
Goldman Sachs	09/20/23	USD	5,222	THB	179,922	(106)
Goldman Sachs	09/20/23	USD	5,327	IDR	79,257,676	(53)
Goldman Sachs	09/20/23	PLN	5,770	USD	1,411	(4)
Goldman Sachs	09/20/23	USD	6,272	COP	27,240,450	139
Goldman Sachs	09/20/23	USD	6,379	RON	29,207	37
Goldman Sachs	09/20/23	USD	1,865	RON	8,480	(2)
Goldman Sachs	09/20/23	MXN	8,400	USD	483	—
Goldman Sachs	09/20/23	PLN	13,618	EUR	3,012	(41)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	09/20/23	USD	14,592	CNY	104,469	$(86)
Goldman Sachs	09/20/23	ZAR	37,804	USD	2,012	26
Goldman Sachs	09/20/23	THB	44,401	USD	1,273	11
Goldman Sachs	09/20/23	COP	4,505,219	USD	1,055	(6)
Goldman Sachs	12/20/23	USD	1,130	TRY	32,900	15
Goldman Sachs	12/20/23	TRY	32,900	USD	1,178	34
Goldman Sachs	03/20/24	USD	822	NGN	515,679	(202)
JPMorgan Chase Bank	07/05/23	USD	1,544	EUR	1,403	(13)
JPMorgan Chase Bank	07/05/23	USD	3,501	IDR	52,513,903	2
JPMorgan Chase Bank	07/05/23	USD	104	IDR	1,551,686	(1)
JPMorgan Chase Bank	07/05/23	EUR	1,085	USD	1,187	4
JPMorgan Chase Bank	07/05/23	EUR	2,725	USD	2,940	(33)
JPMorgan Chase Bank	07/05/23	USD	6,836	BRL	35,062	432
JPMorgan Chase Bank	07/05/23	BRL	7,408	USD	1,458	(78)
JPMorgan Chase Bank	07/05/23	IDR	54,065,589	USD	3,610	3
JPMorgan Chase Bank	07/06/23	USD	612	MXN	10,474	(1)
JPMorgan Chase Bank	07/06/23	USD	1,490	ZAR	29,550	74
JPMorgan Chase Bank	07/06/23	MXN	26,335	USD	1,479	(56)
JPMorgan Chase Bank	07/12/23	USD	754	INR	62,286	5
JPMorgan Chase Bank	07/12/23	USD	1,176	IDR	17,676,169	2
JPMorgan Chase Bank	07/12/23	USD	209	IDR	3,108,983	(1)
JPMorgan Chase Bank	07/12/23	ZAR	26,294	USD	1,397	6
JPMorgan Chase Bank	07/12/23	IDR	1,062,814	USD	71	1
JPMorgan Chase Bank	07/13/23	TWD	31,281	USD	1,019	15
JPMorgan Chase Bank	07/14/23	USD	180	PEN	655	1
JPMorgan Chase Bank	07/14/23	PEN	10,884	USD	2,951	(50)
JPMorgan Chase Bank	07/17/23	USD	119	HUF	41,276	1
JPMorgan Chase Bank	07/17/23	USD	193	ZAR	3,562	(4)
JPMorgan Chase Bank	07/17/23	USD	2,424	PHP	132,908	(17)
JPMorgan Chase Bank	07/17/23	HUF	182,505	USD	517	(15)
JPMorgan Chase Bank	07/17/23	ZAR	324,685	USD	17,641	474
JPMorgan Chase Bank	07/21/23	USD	2,069	IDR	31,146,500	7
JPMorgan Chase Bank	07/21/23	USD	62	IDR	930,200	—
JPMorgan Chase Bank	07/21/23	USD	1,759	EUR	1,619	9
JPMorgan Chase Bank	07/21/23	USD	3,040	EUR	2,771	(14)
JPMorgan Chase Bank	07/21/23	EUR	17,037	USD	18,800	198
JPMorgan Chase Bank	07/21/23	EUR	1,339	USD	1,443	(19)
JPMorgan Chase Bank	07/21/23	IDR	5,774,465	USD	388	3
JPMorgan Chase Bank	07/24/23	USD	468	COP	1,969,008	2
JPMorgan Chase Bank	07/24/23	USD	72	COP	302,000	—
JPMorgan Chase Bank	07/24/23	COP	812,300	USD	194	1
JPMorgan Chase Bank	07/24/23	COP	5,535,991	USD	1,313	(7)
JPMorgan Chase Bank	07/25/23	RON	2,818	EUR	566	(1)
JPMorgan Chase Bank	07/26/23	USD	317	IDR	4,745,000	(1)
JPMorgan Chase Bank	07/26/23	IDR	162,941,550	USD	10,890	37
JPMorgan Chase Bank	07/26/23	IDR	7,881,478	USD	525	(1)
JPMorgan Chase Bank	08/03/23	EUR	943	USD	1,027	(3)
JPMorgan Chase Bank	08/04/23	IDR	53,452,160	USD	3,561	2

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	08/04/23	IDR	476,545	USD	32	$—
JPMorgan Chase Bank	08/08/23	USD	2,260	PHP	125,982	19
JPMorgan Chase Bank	08/14/23	RON	72	USD	16	—
JPMorgan Chase Bank	08/14/23	RON	683	USD	150	—
JPMorgan Chase Bank	08/14/23	USD	2,337	RON	10,439	(42)
JPMorgan Chase Bank	08/14/23	USD	2,716	MXN	48,172	70
JPMorgan Chase Bank	08/14/23	USD	6,809	PLN	28,129	101
JPMorgan Chase Bank	08/14/23	USD	4,423	ZAR	85,224	70
JPMorgan Chase Bank	08/14/23	USD	11,109	ZAR	204,912	(304)
JPMorgan Chase Bank	08/14/23	PLN	1,828	USD	450	1
JPMorgan Chase Bank	08/14/23	PLN	16,425	USD	3,963	(72)
JPMorgan Chase Bank	08/14/23	CNY	27,469	USD	4,008	204
JPMorgan Chase Bank	08/14/23	ZAR	39,399	USD	2,120	43
JPMorgan Chase Bank	08/14/23	ZAR	1,058	USD	55	(1)
JPMorgan Chase Bank	08/14/23	MXN	4,891	USD	283	—
JPMorgan Chase Bank	08/14/23	MXN	104,412	USD	5,997	(42)
JPMorgan Chase Bank	08/21/23	BRL	687	USD	136	(6)
JPMorgan Chase Bank	08/21/23	USD	2,606	CLP	2,106,290	4
JPMorgan Chase Bank	08/21/23	USD	5,415	BRL	27,190	173
JPMorgan Chase Bank	08/21/23	USD	9,985	KRW	13,109,450	(7)
JPMorgan Chase Bank	08/21/23	CLP	1,653,011	USD	2,085	37
JPMorgan Chase Bank	08/22/23	USD	1,057	PHP	59,159	13
JPMorgan Chase Bank	08/22/23	USD	1,705	HUF	594,066	11
JPMorgan Chase Bank	09/05/23	BRL	6,600	USD	1,352	—
JPMorgan Chase Bank	09/05/23	USD	10,720	CNY	75,343	(271)
JPMorgan Chase Bank	09/05/23	CNY	29,681	USD	4,230	114
JPMorgan Chase Bank	09/06/23	USD	1,324	PHP	74,956	31
JPMorgan Chase Bank	09/06/23	PHP	2,629	USD	48	—
JPMorgan Chase Bank	09/06/23	PHP	36,144	USD	649	(5)
JPMorgan Chase Bank	09/11/23	USD	403	BRL	1,999	6
JPMorgan Chase Bank	09/11/23	USD	718	BRL	3,472	(7)
JPMorgan Chase Bank	09/11/23	USD	3,365	THB	115,732	(77)
JPMorgan Chase Bank	09/11/23	USD	4,595	HUF	1,624,876	79
JPMorgan Chase Bank	09/11/23	USD	59	HUF	20,440	—
JPMorgan Chase Bank	09/11/23	CNY	7,897	USD	1,118	22
JPMorgan Chase Bank	09/11/23	THB	8,727	USD	249	1
JPMorgan Chase Bank	09/11/23	BRL	14,844	USD	3,064	25
JPMorgan Chase Bank	09/11/23	BRL	29,651	USD	5,799	(272)
JPMorgan Chase Bank	09/11/23	HUF	345,322	USD	1,003	10
JPMorgan Chase Bank	09/11/23	HUF	41,618	USD	119	(1)
JPMorgan Chase Bank	09/11/23	CLP	863,142	USD	1,058	(9)
JPMorgan Chase Bank	09/11/23	KRW	985,389	USD	765	14
JPMorgan Chase Bank	09/11/23	KRW	1,350,457	USD	1,028	(2)
JPMorgan Chase Bank	09/20/23	USD	256	GHS	2,984	2
JPMorgan Chase Bank	09/20/23	USD	482	MXN	8,439	3
JPMorgan Chase Bank	09/20/23	PEN	1,990	USD	545	(1)
JPMorgan Chase Bank	09/20/23	USD	512	MYR	2,372	1
JPMorgan Chase Bank	09/20/23	USD	2,073	MYR	9,560	(6)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/20/23	USD	3,001	ZAR	56,620	$(27)
JPMorgan Chase Bank	09/20/23	MXN	8,886	USD	512	2
JPMorgan Chase Bank	12/20/23	USD	488	GHS	5,927	(11)
Merrill Lynch	09/05/23	USD	2,522	BRL	12,382	15
Merrill Lynch	09/20/23	USD	176	RON	800	(1)
Merrill Lynch	09/20/23	USD	2,018	KZT	928,659	(15)
Merrill Lynch	09/20/23	ZAR	34,123	USD	1,841	48
Midland Walwyn Capital Inc.	07/05/23	BRL	3,000	USD	602	(19)
Midland Walwyn Capital Inc.	07/06/23	USD	66	TWD	1,937	(3)
Midland Walwyn Capital Inc.	07/06/23	THB	12,093	USD	360	19
Midland Walwyn Capital Inc.	07/06/23	KRW	1,950,365	USD	1,478	(2)
Midland Walwyn Capital Inc.	07/20/23	USD	1,027	IDR	15,355,443	(4)
Midland Walwyn Capital Inc.	07/21/23	TRY	16,952	USD	697	49
Midland Walwyn Capital Inc.	07/25/23	USD	3,162	BRL	15,830	107
Midland Walwyn Capital Inc.	08/01/23	EUR	927	HUF	349,695	2
Midland Walwyn Capital Inc.	08/10/23	UYU	17,696	USD	468	(3)
Midland Walwyn Capital Inc.	09/20/23	USD	139	PHP	7,802	2
Midland Walwyn Capital Inc.	09/20/23	KRW	562,242	USD	443	14
Morgan Stanley	07/06/23	USD	923	TWD	26,723	(65)
Morgan Stanley	07/06/23	USD	2,899	ZAR	57,566	148
Morgan Stanley	07/06/23	ZAR	3,799	USD	206	4
Morgan Stanley	07/06/23	THB	11,733	USD	361	30
Morgan Stanley	07/07/23	USD	509	IDR	7,558,493	(5)
Morgan Stanley	07/12/23	USD	223	ZAR	4,118	(5)
Morgan Stanley	07/12/23	ZAR	16,858	USD	899	7
Morgan Stanley	07/20/23	USD	605	CNY	4,394	2
Morgan Stanley	07/25/23	BRL	3,011	USD	622	1
Morgan Stanley	07/25/23	USD	10,570	BRL	53,280	434
Morgan Stanley	08/01/23	EUR	186	HUF	69,739	—
Morgan Stanley	09/20/23	USD	342	CNY	2,428	(5)
Morgan Stanley	09/20/23	EUR	1,580	PLN	7,072	4
Morgan Stanley	09/20/23	COP	1,951,792	USD	457	(2)
Morgan Stanley	09/20/23	IDR	4,786,628	USD	321	2
SCB Securities	07/05/23	BRL	13,125	USD	2,757	36
SCB Securities	07/05/23	BRL	3,725	USD	745	(27)
SCB Securities	07/25/23	USD	371	BRL	1,818	4
SCB Securities	08/28/23	USD	2,730	BRL	13,125	(37)
SCB Securities	09/20/23	CNY	417	USD	59	1
SCB Securities	09/20/23	IDR	35,654,473	USD	2,391	19
Standard Bank	07/05/23	EUR	30,403	USD	32,515	(654)
Standard Bank	07/06/23	MXN	10,218	USD	588	(7)
Standard Bank	07/19/23	USD	1,377	NGN	977,347	(92)
Standard Bank	07/19/23	NGN	977,347	USD	1,921	637
Standard Bank	09/05/23	BRL	7,197	USD	1,489	14
Standard Bank	09/20/23	USD	193	RON	884	1
Standard Bank	09/20/23	USD	858	NGN	665,283	(1)
Standard Bank	09/20/23	USD	866	MXN	15,320	14
Standard Bank	09/20/23	USD	1,199	GHS	14,831	82

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	09/20/23	USD	2,868	MYR	13,191	$(16)
Standard Bank	09/20/23	ZAR	3,180	USD	166	(1)
Standard Bank	09/20/23	USD	3,639	INR	301,225	22
Standard Bank	09/20/23	USD	536	INR	44,070	—
Standard Bank	09/20/23	USD	4,277	PEN	15,820	63
Standard Bank	09/20/23	USD	1,392	CLP	1,132,747	7
Standard Bank	09/20/23	USD	4,887	CLP	3,942,477	(17)
Standard Bank	09/20/23	USD	17,045	THB	584,760	(420)
Standard Bank	09/20/23	EGP	76,030	USD	2,325	26
Standard Bank	09/20/23	THB	58,832	USD	1,675	3
Standard Bank	09/20/23	THB	53,459	USD	1,516	(4)
Standard Bank	09/20/23	PHP	344,942	USD	6,139	(92)
Standard Bank	09/20/23	TWD	476,670	USD	15,613	263
Standard Bank	09/20/23	NGN	665,283	USD	1,104	247
Standard Bank	09/20/23	KRW	19,416,350	USD	15,249	446
Standard Bank	12/20/23	USD	917	GHS	10,783	(51)
Standard Bank	03/20/24	USD	378	GHS	4,452	(45)
Standard Bank	03/20/24	NGN	515,679	USD	779	159
						$1,948

A list of open OTC swap agreements held by the Fund at June 30, 2023, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	1-DAY BRL - CETIP	10.745 % FIXED	Annually	01/02/2025	BRL	29,931	$–	$–	$–
Goldman Sachs	11.25% FIXED	3-MONTH COP-COLUMBIA IBR	Quarterly	02/22/2025	COP	14,576,015	(125)	–	(125)
Goldman Sachs	11.36% FIXED	3-MONTH COP-COLUMBIA IBR	Quarterly	02/24/2025	COP	14,576,015	(83)	–	(83)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(66)	–	(66)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(195)	–	(195)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(173)	–	(173)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(104)	–	(104)
Goldman Sachs	9.955% FIXED	3-MONTH COP-COLUMBIA IBR	Quarterly	02/22/2028	COP	6,690,040	(278)	–	(278)
Goldman Sachs	10.115% FIXED	3-MONTH COP-COLUMBIA IBR	Quarterly	03/08/2028	COP	6,690,040	(153)	–	(153)
Goldman Sachs	5.31% FIXED	6-MONTH CLP - CLICP	Semi-Annually	02/02/2033	CLP	788,139	5	–	5
Goldman Sachs	5.47% FIXED	6-MONTH CLP - CLICP	Semi-Annually	02/14/2033	CLP	1,311,820	(15)	–	(15)
							$(1,187)	$–	$(1,187)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2023, are as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.39.V1 06/20/2028	Buy	1.00%	Quarterly	06/20/2028	$21,257	$1,113	$1,331	$(218)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	21,544	$(187)	$–	$(187)
1-DAY BRL - CETIP	11.4025% FIXED	Annually	01/02/2026	BRL	2,544	18	–	18

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	11.57% FIXED	Annually	01/02/2026	BRL	7,697	$62	$–	$62
1-DAY BRL - CETIP	10.4275%	Annually	01/02/2031	BRL	5,871	–	–	–
1-DAY BRL - CETIP	13.0175% FIXED	Annually	01/04/2027	BRL	3,878	85	–	85
1-DAY BRL - CETIP	12.68% FIXED	Annually	01/04/2027	BRL	11,490	228	–	228
1-DAY BRL - CETIP	12.67% FIXED	Annually	01/04/2027	BRL	13,376	259	–	259
1-DAY BRL - CETIP	12.7575%	Annually	01/04/2027	BRL	14,990	(300)	–	(300)
10.28% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	06/02/2025	COP	23,303,033	(95)	–	(95)
10.27% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	06/05/2025	COP	12,402,628	(51)	–	(51)
10.2905% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	06/07/2025	COP	5,000,000	(21)	–	(21)
7.14%	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	01/31/2027	COP	5,450,883	34	–	34
6.395%	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	01/06/2027	COP	752,360	9	–	9
28-DAY MXN - TIIE	8.04% FIXED	Monthly	01/07/2028	MXN	23,876	(20)	–	(20)
28-DAY MXN - TIIE	8.0942% FIXED	Monthly	01/07/2028	MXN	29,410	(21)	–	(21)
28-DAY MXN - TIIE	8.1447% FIXED	Monthly	01/07/2028	MXN	29,415	(18)	–	(18)
28-DAY MXN - TIIE	8.5793% FIXED	Monthly	02/03/2028	MXN	23,784	9	(3)	12
7.64%	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	23,014	38	–	38
7.345%	28-DAY MXN - TIIE	Monthly	11/10/2031	MXN	15,930	41	–	41
10.0455% FIXED	28-DAY MXN - TIIE	Monthly	03/20/2025	MXN	42,233	(1)	–	(1)
8.35% FIXED	28-DAY MXN - TIIE	Monthly	06/02/2033	MXN	32,108	(33)	–	(33)
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	17,915	69	–	69
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	23,050	82	–	82
9.33% FIXED	28-DAY MXN - TIIE	Monthly	03/25/2026	MXN	59,098	(16)	–	(16)
9.02% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	08/11/2032	COP	2,184,690	(54)	–	(54)
8.37%	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	04/13/2024	COP	11,102,749	64	–	64
3-MONTH ZAR - JIBAR	10.14% FIXED	Quarterly	01/12/2033	ZAR	45,127	(48)	–	(48)
3-MONTH ZAR - JIBAR	10.21% FIXED	Quarterly	01/12/2033	ZAR	40,248	(39)	–	(39)
3-MONTH ZAR - JIBAR	8.161% FIXED	Quarterly	04/05/2028	ZAR	124,450	(128)	–	(128)
3-MONTH ILS - TELBOR	3.5% FIXED	Quarterly	01/06/2028	ILS	7,770	(20)	–	(20)
3-MONTH ILS - TELBOR	3.465% FIXED	Quarterly	01/09/2028	ILS	7,415	(22)	–	(22)
3-MONTH ILS - TELBOR	3.1% FIXED	Quarterly	01/16/2028	ILS	5,079	(35)	–	(35)
3-MONTH ILS - TELBOR	3.1% FIXED	Quarterly	01/16/2028	ILS	4,547	(32)	–	(32)
3-MONTH ILS - TELBOR	4.3%	Quarterly	03/09/2028	ILS	3,065	20	–	20
3-MONTH ILS - TELBOR	3.64% FIXED	Quarterly	04/06/2028	ILS	851	1	–	1
3-MONTH ILS - TELBOR	3.675% FIXED	Quarterly	06/15/2028	ILS	7,313	(4)	–	(4)
10.29%	6-MONTH HUF - BUBOR	Annually	07/03/2025	HUF	962,429	5	–	5
10.43%	6-MONTH HUF - BUBOR	Annually	07/03/2025	HUF	1,588,844	(2)	–	(2)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	2.145%	Semi-Annually	08/24/2030	CLP	444,725	(98)	–	(98)
2.33%	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	06/05/2030	CLP	830,041	117	–	117
6-MONTH CZK - PRIBOR	4.353% FIXED	Semi-Annually	01/23/2028	CZK	55,908	(24)	–	(24)
6-MONTH CZK - PRIBOR	4.518% FIXED	Semi-Annually	01/27/2028	CZK	26,994	3	–	3
6-MONTH CZK - PRIBOR	4.7% FIXED	Semi-Annually	04/11/2028	CZK	57,748	19	–	19
6-MONTH CZK - PRIBOR	5.051% FIXED	Semi-Annually	04/17/2028	CZK	27,144	28	–	28
6-MONTH CZK - PRIBOR	5.01% FIXED	Semi-Annually	04/21/2028	CZK	4,965	5	–	5
6-MONTH CZK - PRIBOR	4.686% FIXED	Semi-Annually	05/11/2028	CZK	56,424	17	–	17
6-MONTH CZK - PRIBOR	4.508% FIXED	Semi-Annually	12/06/2027	CZK	53,176	(21)	–	(21)
1.9865%	6-MONTH PLN - WIBOR	Annually	03/25/2024	PLN	12,430	102	–	102
5.22% FIXED	6-MONTH PLN - WIBOR	Annually	05/15/2033	PLN	1,675	(6)	–	(6)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
5.14% FIXED	6-MONTH PLN - WIBOR	Annually	05/15/2033	PLN	3,351	$(7)	$–	$(7)
5.1975% FIXED	6-MONTH PLN - WIBOR	Annually	05/15/2033	PLN	1,675	(5)	–	(5)
5.065%	6-MONTH PLN - WIBOR	Annually	06/30/2028	PLN	5,281	(4)	–	(4)
5.045%	6-MONTH PLN - WIBOR	Annually	07/03/2028	PLN	5,250	(3)	–	(3)
5.013%	6M WIBOR	Annually	06/29/2028	PLN	5,503	(2)	–	(2)
4.965%	6-MONTH PLN - WIBOR	Annually	06/29/2028	PLN	5,284	1	–	1
5.575% FIXED	WIBR6M - GPW BENCHMARK WIBOR PLN 6M ASK RATE	Annually	04/18/2033	PLN	4,043	(41)	–	(41)
5.605% FIXED	WIBR6M - GPW BENCHMARK	Annually	04/17/2033	PLN	6,597	(70)	–	(70)
5.67% FIXED	WIBR6M - GPW BENCHMARK WIBOR PLN 6M ASK RATE	Annually	04/17/2028	PLN	2,876	(19)	–	(19)
5.68% FIXED	WIBR6M - GPW BENCHMARK WIBOR PLN 6M ASK RATE	Annually	04/18/2028	PLN	4,314	(29)	–	(29)
1-DAY BRL - CETIP	6.77% FIXED	Annually	01/02/2025	BRL	4,102	(57)	–	(57)
1-DAY BRL - CETIP	5.76%	Annually	01/02/2024	BRL	8,953	(72)	–	(72)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	3,362	(46)	–	(46)
1-DAY BRL - CETIP	6.455%	Annually	01/02/2025	BRL	3,591	(54)	–	(54)
3-MONTH ZAR - JIBAR	7.6647 FIXED	Quarterly	01/27/2028	ZAR	22,119	(42)	–	(42)
3-MONTH ZAR - JIBAR	7.6725 FIXED	Quarterly	01/26/2028	ZAR	78,197	(147)	–	(147)
3-MONTH ZAR - JIBAR	7.6672 FIXED	Quarterly	01/27/2028	ZAR	11,394	(21)	–	(21)
3-MONTH ZAR - JIBAR	7.6797 FIXED	Quarterly	02/01/2028	ZAR	27,540	(51)	–	(51)
ZAR-JIBAR-SAFEX	8.41 % FIXED	Quarterly	06/29/2025	ZAR	266,000	(20)	–	(20)
1.89% FIXED	THB - THAI OVERNIGHT REPURCHASE RATE (THOR)	Quarterly	01/12/2025	THB	85,000	26	–	26
2.175% FIXED	THB - THAI OVERNIGHT REPURCHASE RATE (THOR)	Quarterly	01/12/2028	THB	35,000	23	–	23
	–					$(621)	$(3)	$(618)

Percentages are based on Net Assets of $1,273,270 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2023.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2023, the value of these securities amounted to $204,336 ($ Thousands), representing 16.0% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Certain securities or partial positions of certain securities are on loan at June 30, 2023.
(E)	Zero coupon security.
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2023 was $11,938 ($ Thousands).

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Emerging Markets Debt Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$55,210	$147,739	$(191,019)	$—	$8	$11,938	$180	$—

Amount designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

Glossary (abbreviations which may be used in the preceding Scheduled of Investments):

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound Sterling
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand
ZMW — Zambian Kwacha

Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BUBOR — Budapest Interbank Offered Rate
CDO — Collateralized Debt Obligation
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
MTN — Medium Term Note
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offered Rate
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional International Trust